UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21238

PIMCO Corporate & Income Opportunity

Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual

Report

January 31, 2018

PIMCO Corporate & Income Opportunity Fund

PIMCO Corporate & Income Strategy Fund

PIMCO High Income Fund

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

Table of Contents

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		16
Statements of Assets and Liabilities		20
Statements of Operations		21
Statements of Changes in Net Assets		22
Statements of Cash Flows		24
Notes to Financial Statements		85
Glossary		107

Fund	Fund Summary	Schedule of Investments

PIMCO Corporate & Income Opportunity Fund	11	25
PIMCO Corporate & Income Strategy Fund	12	39
PIMCO High Income Fund	13	51
PIMCO Income Strategy Fund	14	63
PIMCO Income Strategy Fund II	15	74

Letter from the Chairman of the Board & President

Dear Shareholder,

The global equity market rose sharply during the reporting period, supported by accelerating global growth and overall solid corporate profits. Meanwhile, the U.S. fixed income market modestly declined, attributable, at least in part, to the rising interest rate environment. Elsewhere, many international central banks continued to pursue accommodative monetary policies.

For the six-month reporting period ended January 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual pace of 3.1% and 3.2% during the second and third quarters of 2017, respectively. The Commerce Department’s second reading — released after the reporting period had ended — showed that fourth-quarter 2017 GDP grew at an annual pace of 2.5%.

The Federal Reserve (“Fed”) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its December 2017 meeting the Fed indicated that it expected to make three additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (“ECB”) and Bank of Japan maintained their highly accommodative monetary policies. Two notable exceptions were the Bank of England, which in November 2017 instituted its first rate hike since 2007, and the Bank of Canada, which raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

Commodity prices fluctuated but generally moved higher during the six months ended January 31, 2018. When the reporting period began, crude oil was approximately $50 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was partially driven by production cuts by OPEC and certain other producers, as well as improving global growth. Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policy, and a number of geopolitical events.

Outlook

Factoring in larger-than-expected tax cuts and higher federal spending, PIMCO’s baseline view is for above-trend real GDP growth of around 2.5% for the U.S. in 2018. With the unemployment rate likely to drop below 4%, PIMCO expects some upward pressure on wage growth and consumer price inflation, with core inflation rising above 2% during the course of the year. PIMCO believes that core Personal Consumption Expenditures inflation, the Fed’s preferred measure of inflation, should rise as well, from the current rate of 1.4% to 1.7%, making some limited progress toward the Fed’s 2% objective.

With recent growth momentum strong and financial conditions favorable, PIMCO expects the eurozone economy to grow about 2.25% in 2018. According to PIMCO, a key feature of the current eurozone expansion is that the recovery is now broad-based across the region, with much less dispersion in member states’ growth rates than in earlier years. For the UK, PIMCO has an above-consensus forecast of around 1.5% growth in 2018. This is based on the expectation that a deal on a transitional arrangement to smooth the UK separation from the European Union will be struck in the first half of 2018. PIMCO’s base case scenario for Japan foresees a continuation of growth of around 1.25% in 2018, with risks tilting to the upside. Finally, for China, PIMCO expects a controlled deceleration of growth to around 6.25% in 2018.

2	PIMCO CLOSED-END FUNDS

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended January 31, 2018.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO, or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

SEMIANNUAL REPORT	JANUARY 31, 2018	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Certain Funds’ monthly distributions may include, among other possible sources, interest income from its debt portfolio and payments and premiums (characterized as capital for financial accounting purposes and as ordinary income for tax purposes) generated by certain types of interest rate derivatives.

Strategies involving interest rate derivatives may attempt to capitalize on differences between short-term and long-term interest rates as part of a Fund’s duration and yield curve active management strategies. For instance, in the event that long-term interest rates are higher than short-term interest rates, the Fund may elect to pay a floating short-term interest rate and to receive a long-term fixed interest rate for a stipulated period of time, thereby generating payments as a function of the difference between current short-term interest rates and long-term interest rates, so long as the floating short-term interest rate (which may rise) is lower than the fixed long-term interest rate.

A Fund may also enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) and that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”). In a paired swap transaction, a Fund would generally enter into one or more interest rate swap agreements whereby the Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). The Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, the Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest

4	PIMCO CLOSED-END FUNDS

rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).

A Fund’s income- and gain-generating strategies may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. For instance, a significant portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that the Fund will later realize a corresponding capital loss and potential decline in its net asset value with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

The notional exposure of a Fund’s interest rate derivatives may represent a multiple of the Fund’s total net assets. There can be no assurance a Fund’s strategies involving interest rate derivatives will work as intended and such strategies are subject to the risks related to the use of derivatives generally, as discussed above (see also Notes 6 and 7 in the Notes to Financial Statements for further discussion on the use of derivative instruments and certain of the risks associated therewith).

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares.

There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Investments in loans (including whole loans) are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not

SEMIANNUAL REPORT	JANUARY 31, 2018	5

Important Information About the Funds (Cont.)

benefit from any set-off between the lender and the borrower. A Fund may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Additionally, investments in subordinate mortgage-backed and other asset-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing a Fund’s investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed securities are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

A Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid. There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. Each Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated.

The risk of investing in collateralized loan obligations (“CLOs”), include prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk. CLOs may carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund

6	PIMCO CLOSED-END FUNDS

may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Contingent convertible securities (“CoCos”) are a form of hybrid debt security issued primarily by non-U.S. issuers, which have loss absorption mechanisms built into their terms. CoCos have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity of the issuer or have their principal written down upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by a Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses. An investment by a Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, a Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations. In addition, if CoCos held by a Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. There is no guarantee that a Fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have an adverse effect on the market price of CoCos. CoCos are often rated below investment grade and are subject to the risks of high yield securities. Because CoCos are issued primarily by financial institutions, CoCos may present substantially increased risks at times of financial turmoil, which could affect financial institutions more than companies in other sectors and industries. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by a Fund in CoCos may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small countries in Europe to the brink of default and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone

SEMIANNUAL REPORT	JANUARY 31, 2018	7

Important Information About the Funds (Cont.)

countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In June 2016, the United Kingdom approved a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your

8	PIMCO CLOSED-END FUNDS

common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, contingent convertible securities risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.

The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

SEMIANNUAL REPORT	JANUARY 31, 2018	9

Important Information About the Funds (Cont.)

Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE - PTY

Allocation Breakdown as of 01/31/2018†§

Corporate Bonds & Notes	45.0%
Non-Agency Mortgage-Backed Securities	16.8%
Asset-Backed Securities	14.2%
Loan Participations and Assignments	5.8%
Sovereign Issues	4.5%
Municipal Bonds & Notes	3.6%
U.S. Government Agencies	3.4%
Common Stocks	2.4%
Short-Term Instruments	2.1%
Preferred Securities	1.7%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2018)(1)

Market Price	$16.43
NAV	$15.03
Premium/(Discount) to NAV	9.31%
Market Price Distribution Yield(2)	9.49%
NAV Distribution Yield(2)	10.38%
Total Effective Leverage(3)	44%

Average Annual Total Return(1) for the period ended January 31, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	2.00%	17.51%	9.36%	14.77%	14.01%
NAV	6.49%	21.10%	12.69%	15.87%	14.59%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Opportunity Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to high yield financial debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to investment grade corporate debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to emerging market debt contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to taxable municipal securities contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to U.S. duration detracted from absolute performance, as interest rates rose.

SEMIANNUAL REPORT	JANUARY 31, 2018	11

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Allocation Breakdown as of 01/31/2018†§

Corporate Bonds & Notes	37.3%
Non-Agency Mortgage-Backed Securities	20.4%
Asset-Backed Securities	17.4%
U.S. Government Agencies	5.0%
Sovereign Issues	4.4%
Municipal Bonds & Notes	3.9%
Loan Participations and Assignments	3.6%
Preferred Securities	2.7%
Common Stocks	2.4%
Short-Term Instruments	2.1%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2018)(1)

Market Price	$16.86
NAV	$15.29
Premium/(Discount) to NAV	10.27%
Market Price Distribution Yield(2)	8.01%
NAV Distribution Yield(2)	8.83%
Total Effective Leverage(3)	23%

Average Annual Total Return(1) for the period ended January 31, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	(1.93)%	17.48%	9.37%	12.84%	12.21%
NAV	4.32%	15.68%	10.73%	14.23%	12.35%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with a secondary objective of capital preservation and appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to high yield financial debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to investment grade corporate debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to emerging market debt contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to taxable municipal securities contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to U.S. duration detracted from absolute performance, as interest rates rose.

12	PIMCO CLOSED-END FUNDS

PIMCO High Income Fund

Symbol on NYSE -  PHK

Allocation Breakdown as of 01/31/2018†§

Corporate Bonds & Notes	48.4%
Non-Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.4%
Municipal Bonds & Notes	5.8%
Sovereign Issues	4.2%
Common Stocks	3.4%
U.S. Government Agencies	3.1%
Preferred Securities	2.9%
Loan Participations and Assignments	2.1%
Short-Term Instruments	1.6%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2018)(1)

Market Price	$7.60
NAV	$6.78
Premium/(Discount) to NAV	12.09%
Market Price Distribution Yield(2)	12.74%
NAV Distribution Yield(2)	14.28%
Total Effective Leverage(3)	25%

Average Annual Total Return(1) for the period ended January 31, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	(6.91)%	(13.05)%	4.00%	8.56%	9.20%
NAV	5.46%	19.02%	14.14%	13.51%	12.08%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to high yield financial debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to investment grade corporate debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to emerging market debt contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to taxable municipal securities contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to U.S. duration detracted from absolute performance, as interest rates rose.

SEMIANNUAL REPORT	JANUARY 31, 2018	13

PIMCO Income Strategy Fund

Symbol on NYSE -  PFL

Allocation Breakdown as of 01/31/2018†§

Corporate Bonds & Notes	44.4%
Asset-Backed Securities	20.5%
Non-Agency Mortgage-Backed Securities	11.5%
Municipal Bonds & Notes	4.5%
Sovereign Issues	4.4%
Loan Participations and Assignments	3.8%
U.S. Government Agencies	3.0%
Short-Term Instruments	2.6%
Preferred Securities	2.4%
Common Stocks	2.4%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2018)(1)

Market Price	$11.58
NAV	$11.46
Premium/(Discount) to NAV	1.05%
Market Price Distribution Yield(2)	9.33%
NAV Distribution Yield(2)	9.42%
Total Effective Leverage(3)	27%

Average Annual Total Return(1) for the period ended January 31, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	(0.30)%	17.05%	7.44%	8.22%	6.87%
NAV	3.54%	14.88%	8.77%	8.79%	7.20%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund’s investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to high yield financial debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to investment grade corporate debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to emerging market debt contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to taxable municipal securities contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to U.S. duration detracted from absolute performance, as interest rates rose.

14	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund II

Symbol on NYSE -  PFN

Allocation Breakdown as of 01/31/2018†§

Corporate Bonds & Notes	41.9%
Non-Agency Mortgage-Backed Securities	16.9%
Asset-Backed Securities	15.7%
Municipal Bonds & Notes	6.0%
Sovereign Issues	3.9%
Short-Term Instruments	3.5%
Loan Participations and Assignments	3.3%
Preferred Securities	2.9%
Common Stocks	2.6%
U.S. Government Agencies	2.5%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2018)(1)

Market Price	$10.26
NAV	$10.32
Premium/(Discount) to NAV	(0.58)%
Market Price Distribution Yield(2)	9.36%
NAV Distribution Yield(2)	9.30%
Total Effective Leverage(3)	26%

Average Annual Total Return(1) for the period ended January 31, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	(0.13)%	15.06%	8.06%	7.77%	5.90%
NAV	4.66%	15.37%	9.75%	7.75%	6.30%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund II’s investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to high yield financial debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to investment grade corporate debt contributed to absolute performance, as the sector outperformed like-duration Treasuries.

»	Exposure to emerging market debt contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to taxable municipal securities contributed to absolute performance, as the sector generated positive total returns.

»	Exposure to U.S. duration detracted from absolute performance, as interest rates rose.

SEMIANNUAL REPORT	JANUARY 31, 2018	15

Financial Highlights

		Investment Operations			Less Distributions to Preferred Shareholders(b)				Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)		From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations		From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Corporate & Income Opportunity Fund
08/01/2017 - 01/31/2018+	$14.87	$0.64	$0.26		$(0.04)	$0.00	$0.86		$(0.78)	$0.00	$0.00	$(0.78)
07/31/2017	13.27	1.21	2.06		(0.04)	0.00	3.23		(1.59)	0.00	(0.14)	(1.73)
07/31/2016	14.23	1.30	(0.65)		(0.02)	0.00	0.63		(1.59)	0.00	0.00	(1.59)
12/01/2014 - 07/31/2015(g)	15.41	0.68	(0.33)		(0.00)	0.00	0.35		(1.69)	0.00	0.00	(1.69	)(j)
11/30/2014	16.62	1.14	1.06		(0.00)	(0.01)	2.19		(1.56)	(1.84)	0.00	(3.40)
11/30/2013	17.58	1.43	0.19		(0.00)	(0.00)	1.62		(1.82)	(0.76)	0.00	(2.58)
11/30/2012	14.22	1.68	3.87		(0.01)	0.00	5.54		(2.18)	0.00	0.00	(2.18)

PIMCO Corporate & Income Strategy Fund
08/01/2017 - 01/31/2018+	$15.32	$0.59	$0.07		$(0.01)	$0.00	$0.65		$(0.68)	$0.00	$0.00	$(0.68)
07/31/2017	14.28	1.12	1.70		(0.01)	0.00	2.81		(1.75)	0.00	(0.02)	(1.77)
07/31/2016	14.75	1.24	(0.84	)(k)	(0.01)	0.00	0.39	(l)	(1.37)	0.00	0.00	(1.37)
11/01/2014 - 07/31/2015(h)	15.60	0.73	(0.21)		(0.00)	0.00	0.52		(1.37)	0.00	0.00	(1.37	)(j)
10/31/2014	16.04	0.99	0.87		(0.00)	(0.00)	1.86		(1.35)	(0.95)	0.00	(2.30)
10/31/2013	15.90	1.28	0.44		(0.01)	0.00	1.71		(1.57)	0.00	0.00	(1.57)
10/31/2012	13.67	1.57	2.47		(0.01)	0.00	4.03		(1.80)	0.00	0.00	(1.80)

PIMCO High Income Fund
08/01/2017 - 01/31/2018+	$6.90	$0.32	$0.05		$(0.01)	$0.00	$0.36		$(0.48)	$0.00	$0.00	$(0.48)
07/31/2017	6.63	0.67	0.71		(0.01)	0.00	1.37		(0.91)	0.00	(0.19)	(1.10)
07/31/2016	7.37	0.74	(0.48	)(k)	(0.00)	0.00	0.26	(l)	(1.18)	0.00	(0.08)	(1.26)
04/01/2015 - 07/31/2015(i)	7.59	0.21	0.06		(0.00)	0.00	0.27		(0.33)	0.00	(0.16)	(0.49	)(j)
03/31/2015	8.23	0.94	(0.12)		(0.00)	0.00	0.82		(1.46)	0.00	0.00	(1.46)
03/31/2014	8.65	0.84	0.20		(0.00)	0.00	1.04		(1.35)	0.00	(0.11)	(1.46)
03/31/2013	7.87	0.81	1.43		(0.00)	0.00	2.24		(1.42)	0.00	(0.04)	(1.46)

PIMCO Income Strategy Fund
08/01/2017 - 01/31/2018+	$11.60	$0.45	$(0.02)		$(0.03)	$0.00	$0.40		$(0.54)	$0.00	$0.00	$(0.54)
07/31/2017	10.53	0.88	1.31		(0.04)	0.00	2.15		(1.08)	0.00	0.00	(1.08)
07/31/2016	11.46	0.88	(0.70)		(0.03)	0.00	0.15		(1.08)	0.00	0.00	(1.08)
07/31/2015	12.15	0.79	(0.34)		(0.03)	0.00	0.42		(1.22)	0.00	0.00	(1.22)
07/31/2014	11.70	0.79	0.78		(0.04)	0.00	1.53		(1.08)	0.00	0.00	(1.08)
07/31/2013	11.35	0.92	0.87		(0.04)	0.00	1.75		(1.40)	0.00	0.00	(1.40)

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

					Common Share			Ratios/Supplemental Data
									Ratios to Average Net Assets
Increase Resulting from At-the-market Offering		Offering Cost Charged to Paid in Capital		Increase Resulting from Tender and Repurchase of Auction-Rate Preferred Shares(c)	Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

	$0.08		$0.00	$0.00	$15.03	$16.43	2.00%	$1,217,574	1.16	%*	1.16	%*	0.81	%*	0.81	%*	8.45	%*	$152,884	9%
	0.10		0.00	0.00	14.87	16.92	29.18	1,140,768	1.08		1.08		0.83		0.83		8.68		144,819	39
	N/A		N/A	0.00	13.27	14.75	16.09	946,843	0.89		0.89		0.85		0.85		9.93		124,468	45
	N/A		N/A	0.16	14.23	14.31	(13.61)	1,006,484	0.91	*	0.91	*	0.90	*	0.90	*	7.01	*	130,743	34
	N/A		N/A	0.00	15.41	18.50	26.04	1,082,000	0.91		0.91		0.91		0.91		7.36		108,229	44
	N/A		N/A	0.00	16.62	17.75	(0.15)	1,149,779	0.91		0.91		0.91		0.91		8.49		113,443	118
	N/A		N/A	0.00	17.58	20.37	36.86	1,205,090	1.05		1.05		0.93		0.93		10.63		117,697	29

$	N/A	$	N/A	$0.00	$15.29	$16.86	(1.93)%	$600,122	1.30	%*	1.30	%*	0.94	%*	0.94	%*	7.70	%*	$295,142	9%
	N/A		N/A	0.00	15.32	17.92	30.63	599,266	1.17		1.17		0.93		0.93		7.65		294,755	38
	N/A		N/A	0.51	14.28	15.43	24.21	553,569	1.10		1.10		1.02		1.02		8.91		274,223	43
	N/A		N/A	0.00	14.75	13.71	(7.12)	570,122	1.07	*	1.07	*	1.07	*	1.07	*	6.51	*	109,336	40
	N/A		N/A	0.00	15.60	16.18	8.84	599,980	1.09		1.09		1.09		1.09		6.32		113,753	48
	N/A		N/A	0.00	16.04	17.15	3.48	612,225	1.10		1.10		1.09		1.09		7.91		115,565	108
	N/A		N/A	0.00	15.90	18.17	33.21	603,483	1.32		1.32		1.14		1.14		11.03		114,270	28

$	N/A	$	N/A	$0.00	$6.78	$7.60	(6.91)%	$874,295	1.32	%*	1.32	%*	0.90	%*	0.90	%*	9.28	%*	$239,292	11%
	N/A		N/A	0.00	6.90	8.71	(1.45)	884,912	1.25		1.25		0.90		0.90		10.08		241,894	32
	N/A		N/A	0.26	6.63	10.03	19.92	841,102	1.08		1.08		0.95		0.95		11.20		231,185	42
	N/A		N/A	0.00	7.37	9.71	(18.40)	925,598	1.05	*	1.05	*	1.03	*	1.03	*	8.14	*	104,245	8
	N/A		N/A	0.00	7.59	12.48	12.30	949,880	1.18		1.18		1.02		1.02		11.53		106,324	58
	N/A		N/A	0.00	8.23	12.56	15.51	1,021,120	1.14		1.14		1.03		1.03		10.14		112,424	159
	N/A		N/A	0.00	8.65	12.35	8.53	1,063,863	1.06		1.06		1.05		1.05		10.00		116,082	70

$	N/A	$	N/A	$0.00	$11.46	$11.58	(0.30)%	$291,893	1.40	%*	1.40	%*	1.17	%*	1.17	%*	7.73	%*	$167,270	8%
	N/A		N/A	0.00	11.60	12.17	28.11	294,525	1.35		1.35		1.17		1.17		8.01		168,552	40
	N/A		N/A	0.00	10.53	10.48	12.41	266,347	1.17		1.17		1.13		1.13		8.49		154,837	38
	N/A		N/A	0.11	11.46	10.39	(2.62)	289,909	1.30		1.30		1.25		1.25		6.67		166,328	67
	N/A		N/A	0.00	12.15	11.87	9.95	306,475	1.19		1.19		1.18		1.18		6.71		122,004	113
	N/A		N/A	0.00	11.70	11.83	5.69	294,017	1.24		1.24		1.21		1.21		7.59		118,058	63

SEMIANNUAL REPORT	JANUARY 31, 2018	17

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Income Strategy Fund II
08/01/2017 - 01/31/2018+	$10.33	$0.39	$0.10	$(0.02)	$0.00	$0.47	$(0.48)	$0.00	$0.00	$(0.48)
07/31/2017	9.42	0.80	1.10	(0.03)	0.00	1.87	(0.96)	0.00	0.00	(0.96)
07/31/2016	10.27	0.87	(0.67)	(0.02)	0.00	0.18	(1.03)	0.00	0.00	(1.03)
07/31/2015	10.88	0.70	(0.29)	(0.03)	0.00	0.38	(1.11)	0.00	0.00	(1.11)
07/31/2014	10.29	0.72	0.87	(0.04)	0.00	1.55	(0.96)	0.00	0.00	(0.96)
07/31/2013	10.23	0.88	0.68	(0.04)	0.00	1.52	(1.46)	0.00	0.00	(1.46)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

(c)	See Note 14, Auction-Rate Preferred Shares, in the Notes to Financial Statements.
(d)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(f)

Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(g)	Fiscal year end changed from November 30th to July 31st.
(h)	Fiscal year end changed from October 31st to July 31st.
(i)	Fiscal year end changed from March 31st to July 31st.
(j)

Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

(k)

The amount previously reported in the Funds’ 2016 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ 2016 Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of (0.33) and (0.22), respectively.

(l)

The amount previously reported in the Funds’ 2016 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ 2016 Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of 0.90 and 0.52, respectively.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

					Common Share			Ratios/Supplemental Data
									Ratios to Average Net Assets
Increase resulting from at-the-market offering		Offering Cost Charged to Paid in Capital		Increase Resulting from Tender and Repurchase of Auction-Rate Preferred Shares(c)	Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$	N/A	$	N/A	$0.00	$10.32	$10.26	(0.13)%	$613,879	1.31	%*	1.31	%*	1.09	%*	1.09	%*	7.58	%*	$190,958	10%
	N/A		N/A	0.00	10.33	10.76	26.32	612,310	1.26		1.26		1.09		1.09		8.15		190,527	26
	N/A		N/A	0.00	9.42	9.39	11.92	556,840	1.14		1.14		1.07		1.07		9.25		175,544	38
	N/A		N/A	0.12	10.27	9.41	(0.12)	606,974	1.16		1.16		1.13		1.13		6.58		189,105	63
	N/A		N/A	0.00	10.88	10.50	12.39	642,119	1.14		1.14		1.14		1.14		6.79		124,695	119
	N/A		N/A	0.00	10.29	10.24	6.80	605,843	1.16		1.16		1.14		1.14		8.20		119,060	71

SEMIANNUAL REPORT	JANUARY 31, 2018	19

Statements of Assets and Liabilities

January 31, 2018 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:
Investments, at value
Investments in securities*	$1,709,433	$747,295	$1,115,484	$373,848	$770,605
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,192	613	2,422	337	737
Over the counter	4,962	606	2,220	371	663
Cash	39	0	1	1	1
Deposits with counterparty	34,742	10,256	22,101	6,087	13,144
Foreign currency, at value	33,330	6,962	18,028	2,796	12,086
Receivable for investments sold	7,659	19,702	9,270	5,330	8,446
Interest and/or dividends receivable	16,037	6,046	12,126	3,816	6,991
Other assets	197	105	6	29	55
Total Assets	1,807,591	791,585	1,181,658	392,615	812,728

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$272,340	$117,777	$168,130	$41,447	$89,632
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,657	852	3,115	440	1,033
Over the counter	38,616	4,793	10,231	3,143	5,630
Payable for investments purchased	27,153	7,571	11,165	1,767	4,620
Deposits from counterparty	791	0	1,654	0	108
Distributions payable to common shareholders	10,531	4,415	10,400	2,292	4,760
Distributions payable to preferred shareholders	71	13	23	17	25
Accrued management fees	775	434	607	263	522
Other liabilities	133	83	63	78	69
Total Liabilities	352,067	135,938	205,388	49,447	106,399

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	237,950	55,525	101,975	51,275	92,450

Net Assets Applicable to Common Shareholders	$1,217,574	$600,122	$874,295	$291,893	$613,879

Net Assets Applicable to Common Shareholders Consist of:
Common Shares:
Par value ($0.00001 per share)	$1	$0	$1	$0	$1
Paid in capital in excess of par	1,180,356	577,436	998,297	399,526	887,129
Undistributed (overdistributed) net investment income	(26,004)	(9,632)	(35,652)	(4,118)	(2,496)
Accumulated undistributed net realized gain (loss)	(110,107)	(39,948)	(133,469)	(134,149)	(341,133)
Net unrealized appreciation (depreciation)	173,328	72,266	45,118	30,634	70,378

Net Assets Applicable to Common Shareholders	$1,217,574	$600,122	$874,295	$291,893	$613,879

Net Asset Value Per Common Share:	$15.03	$15.29	$6.78	$11.46	$10.32

Common Shares Outstanding	81,004	39,243	128,866	25,468	59,495

Preferred Shares Issued and Outstanding	10	2	4	2	4

Cost of investments in securities	$1,611,535	$695,948	$1,050,816	$353,741	$729,020
Cost of foreign currency held	$33,464	$7,005	$18,162	$2,817	$12,112
Cost or premiums of financial derivative instruments, net	$(30,298)	$10,966	$141,614	$7,118	$15,718

* Includes repurchase agreements of:	$0	$9,512	$6,308	$6,333	$20,284

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended January 31, 2018 (Unaudited)
(Amounts in thousands)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:
Interest	$56,786	$26,681	$46,694	$13,323	$26,878
Dividends	794	397	223	139	544
Total Income	57,580	27,078	46,917	13,462	27,422

Expenses:
Management fees	4,668	2,667	3,760	1,625	3,194
Trustee fees and related expenses	85	43	65	23	46
Interest expense	2,089	1,074	1,846	341	681
Auction agent fees and commissions	115	48	71	31	53
Auction rate preferred shares related expenses	13	37	23	26	24
Miscellaneous expense	20	18	29	8	19
Total Expenses	6,990	3,887	5,794	2,054	4,017

Net Investment Income (Loss)	50,590	23,191	41,123	11,408	23,405

Net Realized Gain (Loss):
Investments in securities	17,945	1,785	3,776	2,396	5,473
Exchange-traded or centrally cleared financial derivative instruments	10,293	37,886	7,317	6,068	15,000
Over the counter financial derivative instruments	(2,382)	(3,822)	(3,425)	(2,605)	(5,034)
Foreign currency	279	100	280	8	109

Net Realized Gain (Loss)	26,135	35,949	7,948	5,867	15,548

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	6,304	12,687	18,083	1,809	8,585
Exchange-traded or centrally cleared financial derivative instruments	(6,658)	(44,056)	(12,939)	(7,522)	(17,294)
Over the counter financial derivative instruments	(5,898)	(1,812)	(6,586)	(748)	(857)
Foreign currency assets and liabilities	(193)	(106)	(190)	(43)	(198)

Net Change in Unrealized Appreciation (Depreciation)	(6,445)	(33,287)	(1,632)	(6,504)	(9,764)

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,280	$25,853	$47,439	$10,771	$29,189

Distributions on Preferred Shares from Net Investment Income	$(2,934)	$(513)	$(1,006)	$(652)	$(1,175)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$67,346	$25,340	$46,433	$10,119	$28,014

SEMIANNUAL REPORT	JANUARY 31, 2018	21

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund		PIMCO Corporate & Income Strategy Fund

(Amounts in thousands†)	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$50,590	$87,904	$23,191	$43,690
Net realized gain (loss)	26,135	92,938	35,949	15,010
Net change in unrealized appreciation (depreciation)	(6,445)	56,494	(33,287)	51,352

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	70,280	237,336	25,853	110,052
Distributions on preferred shares from net investment income	(2,934)	(3,233)	(513)	(567)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	67,346	234,103	25,340	109,485

Distributions to Common Shareholders:
From net investment income	(61,934)	(114,836)	(26,455)	(68,101)
Tax basis return of capital	0	(10,356)	0	(834)

Total Distributions to Common Shareholders(a)	(61,934)	(125,192)	(26,455)	(68,935)

Common Share Transactions**:
Net proceeds from at-the-market offering	65,613	74,138	0	0
Net at-the-market offering costs	12	103	0	0
Issued as reinvestment of distributions	5,769	10,773	1,971	5,147

Total increase (decrease) in net assets applicable to common shareholders	76,806	193,925	856	45,697

Net Assets Applicable to Common Shareholders:
Beginning of period	1,140,768	946,843	599,266	553,569
End of period*	$1,217,574	$1,140,768	$600,122	$599,266

* Including undistributed (overdistributed) net investment income of:	$(26,004)	$(11,726)	$(9,632)	$(5,855)

** Common Share Transactions:
Shares sold	3,946	4,606	0	0
Shares issued as reinvestment of distributions	365	748	122	346

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund		PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

$41,123	$85,665	$11,408	$22,314	$23,405	$47,461

7,948	67,117	5,867	24,162	15,548	52,874
(1,632)	21,235	(6,504)	9,143	(9,764)	11,835

47,439	174,017	10,771	55,619	29,189	112,170

(1,006)	(1,109)	(652)	(1,018)	(1,175)	(1,835)

46,433	172,908	10,119	54,601	28,014	110,335

(62,252)	(116,768)	(13,733)	(27,356)	(28,517)	(56,792)
0	(24,148)	0	0	0	0

(62,252)	(140,916)	(13,733)	(27,356)	(28,517)	(56,792)

0	0	0	0	0	0
0	0	0	0	0	0

5,202	11,818	982	933	2,072	1,927

(10,617)	43,810	(2,632)	28,178	1,569	55,470

884,912	841,102	294,525	266,347	612,310	556,840
$874,295	$884,912	$291,893	$294,525	$613,879	$612,310

$(35,652)	$(13,517)	$(4,118)	$(1,141)	$(2,496)	$3,791

0	0	0	0	0	0
685	1,346	85	83	201	191

SEMIANNUAL REPORT	JANUARY 31, 2018	23

Statements of Cash Flows

Six Months Ended January 31, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$70,280	$25,853	$47,439

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(359,261)	(88,014)	(178,850)
Proceeds from sales of long-term securities	192,637	83,819	148,770
(Purchases) Proceeds from sales of short-term portfolio investments, net	63,913	(2,363)	53,433
(Increase) decrease in deposits with counterparty	(4,232)	2,685	3,519
(Increase) decrease in receivable for investments sold	1,114	(4,960)	13,637
(Increase) decrease in interest and/or dividends receivable	(2,021)	84	(482)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	4,421	(5,924)	(5,137)
Proceeds from (Payments on) over the counter financial derivative instruments	(5,778)	(4,191)	(4,168)
(Increase) decrease in other assets	(13)	(103)	1
Increase (decrease) in payable for investments purchased	(9,401)	(12,209)	(7,320)
Increase (decrease) in deposits from counterparty	(1,011)	(210)	(4,201)
Increase (decrease) in accrued management fees	76	16	15
Proceeds from (Payments on) foreign currency transactions	131	4	115
Increase (decrease) in other liabilities	(256)	27	(64)
Net Realized (Gain) Loss
Investments in securities	(17,945)	(1,785)	(3,776)
Exchange-traded or centrally cleared financial derivative instruments	(10,293)	(37,886)	(7,317)
Over the counter financial derivative instruments	2,382	3,822	3,425
Foreign currency	(279)	(100)	(280)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(6,304)	(12,687)	(18,083)
Exchange-traded or centrally cleared financial derivative instruments	6,658	44,056	12,939
Over the counter financial derivative instruments	5,898	1,812	6,586
Foreign currency assets and liabilities	193	106	190
Net amortization (accretion) on investments	(5,011)	(2,919)	(4,591)

Net Cash Provided by (Used for) Operating Activities	(74,102)	(11,067)	55,800

Cash Flows Received from (Used for) Financing Activities:
Net proceeds from at-the-market offering	69,484	0	0
Net at-the-market offering costs	12	0	0
Increase (decrease) in overdraft due to custodian	0	(1)	(20)
Cash distributions paid to common shareholders*	(55,473)	(24,470)	(56,994)
Cash distributions paid to preferred shareholders	(2,932)	(513)	(1,006)
Proceeds from reverse repurchase agreements	703,769	270,336	441,026
Payments on reverse repurchase agreements	(609,389)	(228,147)	(422,624)

Net Cash Received from (Used for) Financing Activities	105,471	17,205	(39,618)

Net Increase (Decrease) in Cash and Foreign Currency	31,369	6,138	16,182

Cash and Foreign Currency:
Beginning of period	2,000	824	1,847
End of period	$33,369	$6,962	$18,029

* Reinvestment of distributions to common shareholders	$5,769	$1,971	$5,202

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,976	$987	$1,906

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Opportunity Fund

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.1%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Alphabet Holding Co., Inc.
5.073% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	99
Altice Financing S.A.
2.750% (EUR003M + 2.750%) due 01/31/2026 ~	EUR	499	613
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		$100	99
Aramark Services, Inc.
3.573% (LIBOR03M + 2.000%) due 03/11/2025 ~		200	202
Avantor, Inc.
5.561% (LIBOR03M + 4.000%) due 11/21/2024 ~		160	162
Avolon Holdings Ltd.
3.811% (LIBOR03M + 2.250%) due 04/03/2022 ~		4,990	4,989
B.C. Unlimited Liability Co.
3.943% (LIBOR03M + 2.250%) due 02/16/2024 ~		1,040	1,046
Beacon Roofing Supply, Inc.
3.818% (LIBOR03M + 2.250%) due 01/02/2025 ~		80	81
BMC Software Finance, Inc.
4.824% due 09/10/2022		12,920	12,993
BWAY Holding Co.
4.958% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,065	1,074
Caesars Entertainment Operating Co.
4.073% (LIBOR03M + 2.500%) due 10/06/2024 ~		100	101
Caesars Resort Collection LLC
4.323% (LIBOR03M + 2.750%) due 12/22/2024 ~		900	912
California Resources Corp.
6.306% due 12/31/2022 ~		100	102
Centene Corp.
TBD% due 09/13/2018		2,800	2,800
CenturyLink, Inc.
4.317% (LIBOR03M + 2.750%) due 01/31/2025 ~		1,000	987
CH Hold Corp.
4.573% (LIBOR03M + 3.000%) due 02/01/2024 ~		296	299
Charter Communications Operating LLC
3.580% (LIBOR03M + 2.000%) due 04/30/2025 ~		367	370
Cheniere Energy Partners LP
3.823% (LIBOR03M + 2.250%) due 02/25/2020 ~		1,030	1,033
Community Health Systems, Inc.
4.229% (LIBOR03M + 2.750%) due 12/31/2019 ~		213	210
Crown Americas LLC
TBD% due 01/03/2025		100	101
CSC Holdings LLC
TBD% due 01/25/2026		200	202
Dell, Inc.
3.580% (LIBOR03M + 2.000%) due 09/07/2023 ~		100	100
Diamond Resorts Corp.
6.073% (LIBOR03M + 4.500%) due 08/11/2023 ~		5,160	5,220
Endo Luxembourg Finance Co. SARL
5.875% (LIBOR03M + 4.250%) due 04/29/2024 ~		3,853	3,869
Forbes Energy Services LLC
7.000% due 04/13/2021		812	835

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Frontier Communications Corp.
5.330% (LIBOR03M + 3.750%) due 06/15/2024 ~		$1,197	$1,177
Gartner, Inc.
3.573% (LIBOR03M + 2.000%) due 04/05/2024 «~		31	31
Golden Entertainment, Inc.
4.570% (LIBOR03M + 3.000%) due 10/20/2024 «~		100	100
Golden Nugget, Inc.
4.900% (LIBOR03M + 3.250%) due 10/04/2023 ~		517	524
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		19,645	15,053
Ineos U.S. Finance LLC
TBD% due 03/31/2024	EUR	5,100	6,332
IRB Holding Corp.
TBD% due 01/17/2025		$100	101
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	123
Lightstone Generation LLC
6.073% (LIBOR03M + 4.500%) due 01/30/2024 ~		$2,816	2,840
Meredith Corp.
TBD% due 01/17/2025		100	101
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		219	220
Multi Color Corp.
3.823% (LIBOR03M + 2.250%) due 10/31/2024 ~		32	32
Nidda Healthcare Holding AG
TBD% due 08/21/2024	EUR	200	250
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$249	241
OXEA Finance & Cy S.C.A.
3.750% (EUR003M + 3.750%) due 10/11/2024 ~	EUR	1,000	1,241
Parexel International Corp.
4.323% (LIBOR03M + 2.750%) due 09/27/2024 ~		$100	101
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		400	398
Post Holdings, Inc.
3.830% (LIBOR03M + 2.250%) due 05/24/2024 ~		985	991
Prestige Brands, Inc.
4.323% (LIBOR03M + 2.750%) due 01/26/2024 ~		173	175
Project Deep Blue Holding
TBD% due 01/03/2025		50	51
Refresco Group BV
TBD% due 09/26/2024	EUR	1,500	1,868
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		$2,337	2,371
10.752% (LIBOR03M + 9.000%) due 04/28/2022 «~		5,070	5,171
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		700	707
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		2,779	2,789
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,373
Team Health Holdings, Inc.
4.323% (LIBOR03M + 2.750%) due 02/06/2024 ~		397	386

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransDigm, Inc.
4.693% (LIBOR03M + 3.000%) due 08/22/2024 ~		$597	$603
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	92
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
3.809% (LIBOR03M + 2.250%) due 01/15/2026 ~		280	281
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	500	624
Univision Communications, Inc.
4.323% (LIBOR03M + 2.750%) due 03/15/2024 ~		$1,741	1,745
UPC Financing Partnership
2.750% (EUR003M + 2.750%) due 10/15/2026 ~	EUR	900	1,122
4.059% (LIBOR03M + 2.500%) due 01/15/2026 ~		$200	201
Valeant Pharmaceuticals International, Inc.
5.060% (LIBOR03M + 3.500%) due 04/01/2022 ~		326	331
Vistra Operations Co. LLC
4.314% (LIBOR03M + 2.750%) due 12/14/2023 ~		1,089	1,098
West Corp.
5.573% (LIBOR03M + 4.000%) due 10/10/2024 ~		93	94
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		5,895	2,987
Xella International GmbH
4.000% (EUR003M + 4.000%) due 04/11/2024 ~	EUR	1,444	1,800
Ziggo Secured Finance BV
3.000% (EUR003M + 3.000%) due 04/15/2025 ~		150	187

Total Loan Participations and Assignments (Cost $102,208)			98,588

CORPORATE BONDS & NOTES 63.2%

BANKING & FINANCE 31.8%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		$1,800	999
Ally Financial, Inc.
8.000% due 11/01/2031 (m)		19,504	24,907
American Homes 4 Rent LP
4.250% due 02/15/2028 (c)		44	44
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	6,520	9,519
Athene Holding Ltd.
4.125% due 01/12/2028		$106	105
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(m)	EUR	14,000	18,934
7.000% due 02/19/2019 •(j)(k)(m)		3,200	4,185
8.875% due 04/14/2021 •(j)(k)(m)		400	597
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$200	199
Banco do Brasil S.A.
6.250% due 04/15/2024 •(j)(k)(m)		710	660
9.000% due 06/18/2024 •(j)(k)		713	770
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	5,000	1,893
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)(m)		2,600	3,597

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	25

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Ireland
7.375% due 06/18/2020 •(j)(k)	EUR	1,200	$1,672
Barclays PLC
3.250% due 02/12/2027	GBP	200	294
3.250% due 01/17/2033		400	563
6.500% due 09/15/2019 •(j)(k)(m)	EUR	4,200	5,584
7.000% due 09/15/2019 •(j)(k)	GBP	630	948
7.250% due 03/15/2023 •(j)(k)		10,405	16,545
7.875% due 09/15/2022 •(j)(k)		4,625	7,449
8.000% due 12/15/2020 •(j)(k)(m)	EUR	1,860	2,676
8.250% due 12/15/2018 •(j)(k)		$430	449
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,500	1,525
6.500% due 03/20/2021		8,700	8,865
Brighthouse Holdings LLC
6.500% due 07/27/2037 (j)		110	122
Brookfield Finance, Inc.
3.900% due 01/25/2028		196	193
4.700% due 09/20/2047 (m)		664	675
Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		10,000	10,973
CBL & Associates LP
5.950% due 12/15/2026 (m)		4,128	3,811
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	630	1,108
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(j)(k)	EUR	1,800	2,608
Credit Agricole S.A.
7.500% due 06/23/2026 •(j)(k)	GBP	2,630	4,596
7.875% due 01/23/2024 •(j)(k)		$1,400	1,593
Credit Suisse AG
6.500% due 08/08/2023 (k)		200	224
Credit Suisse Group AG
7.500% due 12/11/2023 •(j)(k)		2,336	2,663
Deutsche Bank AG
4.250% due 10/14/2021 (m)		3,600	3,723
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,162	1,347
EPR Properties
4.750% due 12/15/2026 (m)		$5,400	5,484
Equinix, Inc.
2.875% due 10/01/2025	EUR	100	125
2.875% due 02/01/2026		300	372
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$6,000	6,332
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,134	1,191
GSPA Monetization Trust
6.422% due 10/09/2029 (m)		6,783	7,709
Howard Hughes Corp.
5.375% due 03/15/2025		220	223
HSBC Holdings PLC
6.000% due 09/29/2023 •(j)(k)	EUR	4,977	7,423
Hunt Cos., Inc.
6.250% due 02/15/2026 (c)		$94	94
Iron Mountain, Inc.
5.250% due 03/15/2028		14	14
iStar, Inc.
4.625% due 09/15/2020		26	26
5.250% due 09/15/2022		93	93
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	4,017
7.250% due 08/15/2024		200	208
7.375% due 04/01/2020 (m)		10,625	10,871
7.500% due 04/15/2021		2,391	2,502
Jefferies LoanCore LLC
6.875% due 06/01/2020		11,610	11,980
Letras del Banco Central de Argentina
0.000% due 04/18/2018 (h)	ARS	1,800	87
Life Storage LP
3.875% due 12/15/2027		$56	55
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)		3,100	4,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(j)(k)	GBP	2,710	$4,072
7.625% due 06/27/2023 •(j)(k)		4,410	7,327
7.875% due 06/27/2029 •(j)(k)		6,015	10,849
MPT Operating Partnership LP
5.250% due 08/01/2026		$850	880
Nationwide Building Society
10.250% due 01/01/1900 ~(j)	GBP	117	26,709
Navient Corp.
4.875% due 06/17/2019		$395	401
5.500% due 01/15/2019 (m)		4,950	5,044
5.625% due 08/01/2033		98	89
5.875% due 03/25/2021		710	737
6.500% due 06/15/2022		558	590
6.625% due 07/26/2021 (m)		4,170	4,441
7.250% due 01/25/2022		80	87
8.000% due 03/25/2020		1,540	1,668
Neuberger Berman Group LLC
4.875% due 04/15/2045 (m)		3,400	3,412
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		310	305
4.500% due 04/01/2027		310	298
4.750% due 01/15/2028		400	389
5.250% due 01/15/2026		550	561
OneMain Financial Holdings LLC
7.250% due 12/15/2021		192	199
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		2,844	2,940
Oxford Finance LLC
6.375% due 12/15/2022		25	26
Physicians Realty LP
3.950% due 01/15/2028		122	119
4.300% due 03/15/2027		130	130
Provident Funding Associates LP
6.375% due 06/15/2025		47	49
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		4,592	4,994
9.250% due 07/06/2024		4,369	4,751
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(m)		5,640	5,985
8.000% due 08/10/2025 •(j)(k)(m)		13,625	15,626
8.625% due 08/15/2021 •(j)(k)		6,330	7,082
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	115
3.700% due 03/28/2022 (m)		750	757
4.400% due 07/13/2027		618	627
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	9,605	15,580
7.375% due 06/24/2022 •(j)(k)		1,440	2,353
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	543
SL Green Realty Corp.
4.500% due 12/01/2022		450	468
Spirit Realty LP
4.450% due 09/15/2026 (m)		2,600	2,546
Springleaf Finance Corp.
5.250% due 12/15/2019 (m)		3,271	3,377
5.625% due 03/15/2023		2,400	2,412
6.000% due 06/01/2020		641	666
6.125% due 05/15/2022		1,214	1,260
7.750% due 10/01/2021		90	100
8.250% due 12/15/2020		9,270	10,243
Starwood Property Trust, Inc.
4.750% due 03/15/2025		143	142
Stearns Holdings LLC
9.375% due 08/15/2020		600	621
Stichting AK Rabobank Certificaten
6.500% due (j)	EUR	4,773	7,581
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,130	1,820
5.661% due 10/13/2041		611	1,005
5.744% due 04/13/2040		555	918
5.801% due 10/13/2040		1,676	2,790
6.052% due 10/13/2039		1,314	2,216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TP ICAP PLC
5.250% due 01/26/2024	GBP	100	$152
Vantiv LLC
4.375% due 11/15/2025		$200	199
Vici Properties LLC
8.000% due 10/15/2023		4,054	4,571
Washington Prime Group LP
5.950% due 08/15/2024		60	61
WP Carey, Inc.
4.250% due 10/01/2026 (m)		5,000	5,032

			387,481

INDUSTRIALS 24.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		50	50
3.550% due 07/15/2031		36	36
3.700% due 07/15/2027		46	46
Altice Financing S.A.
7.500% due 05/15/2026 (m)		6,100	6,348
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,670	4,476
7.750% due 05/15/2022 (m)		$7,400	7,132
American Airlines Pass-Through Trust
4.950% due 08/15/2026		3,400	3,545
American Woodmark Corp.
4.875% due 03/15/2026 (c)		41	41
Andeavor Logistics LP
3.500% due 12/01/2022		20	20
4.250% due 12/01/2027		38	38
5.200% due 12/01/2047		38	40
Aramark Services, Inc.
5.000% due 02/01/2028		140	142
Avantor, Inc.
6.000% due 10/01/2024		50	51
Berry Global, Inc.
4.500% due 02/15/2026		164	164
BMC Software Finance, Inc.
8.125% due 07/15/2021		3,195	3,215
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		7,257	7,284
Caesars Resort Collection LLC
5.250% due 10/15/2025		124	123
Charter Communications Operating LLC
4.200% due 03/15/2028		260	255
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	432
Cheniere Energy Partners LP
5.250% due 10/01/2025		65	66
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		157	157
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		68	68
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		7,660	7,181
6.250% due 03/31/2023 (m)		2,979	2,770
Crown Americas LLC
4.750% due 02/01/2026		134	135
CSC Holdings LLC
5.375% due 02/01/2028		200	200
CSN Islands Corp.
6.875% due 09/21/2019 (m)		240	236
CSN Resources S.A.
6.500% due 07/21/2020		2,300	2,236
DAE Funding LLC
4.000% due 08/01/2020		120	120
4.500% due 08/01/2022		190	190
5.000% due 08/01/2024		120	119
Diamond Resorts International, Inc.
7.750% due 09/01/2023		278	306
10.750% due 09/01/2024 (m)		4,300	4,770

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Discovery Communications LLC
2.500% due 09/20/2024	GBP	100	$141
3.950% due 03/20/2028		$89	87
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (m)		9,300	9,277
EI Group PLC
6.375% due 09/26/2031	GBP	1,000	1,594
Ensco PLC
7.750% due 02/01/2026		$18	18
Exela Intermediate LLC
10.000% due 07/15/2023 (m)		217	215
Ferroglobe PLC
9.375% due 03/01/2022 (m)		2,500	2,728
Ford Motor Co.
7.700% due 05/15/2097 (m)		29,796	38,323
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		12,200	8,571
Frontier Finance PLC
8.000% due 03/23/2022	GBP	8,800	13,046
goeasy Ltd.
7.875% due 11/01/2022		$30	32
Greene King Finance PLC
5.702% due 12/15/2034	GBP	350	471
Hampton Roads PPV LLC
6.171% due 06/15/2053 (m)		$1,800	1,916
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		106	111
HCA, Inc.
4.500% due 02/15/2027		1,550	1,548
5.500% due 06/15/2047		144	147
7.500% due 11/15/2095 (m)		4,800	5,034
Hologic, Inc.
4.375% due 10/15/2025		82	82
iHeartCommunications, Inc.
9.000% due 09/15/2022		5,810	4,241
10.625% due 03/15/2023		5,600	4,116
11.250% due 03/01/2021		2,920	2,150
IHS Markit Ltd.
4.000% due 03/01/2026		83	81
Ingevity Corp.
4.500% due 02/01/2026		80	80
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	1,748
7.250% due 10/15/2020 (m)		18,370	16,189
9.750% due 07/15/2025		217	200
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		18,643	8,524
8.125% due 06/01/2023 (m)		1,939	834
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		22,531	22,475
IRB Holding Corp.
6.750% due 02/15/2026 (c)		62	63
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (m)		800	950
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	3,998
7.800% due 08/01/2031 (m)		6,000	7,672
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (m)		5,058	4,173
5.500% due 04/15/2025		560	458
Meredith Corp.
6.875% due 02/01/2026		156	160
Netflix, Inc.
4.875% due 04/15/2028		51	51
OI European Group BV
4.000% due 03/15/2023		69	69
Olin Corp.
5.000% due 02/01/2030		32	32
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		770	741
4.500% due 03/15/2023		1,000	958
5.250% due 08/15/2022		174	172
5.500% due 02/15/2024		790	784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos Mexicanos
6.500% due 03/13/2027		$830	$908
6.750% due 09/21/2047		430	452
PetSmart, Inc.
5.875% due 06/01/2025		199	154
Pitney Bowes, Inc.
4.700% due 04/01/2023		66	63
QVC, Inc.
4.375% due 03/15/2023		768	778
5.450% due 08/15/2034		1,650	1,636
5.950% due 03/15/2043		6,770	6,681
Radiate Holdco LLC
6.875% due 02/15/2023		130	131
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,719
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (m)		$4,300	4,811
Safeway, Inc.
7.250% due 02/01/2031		9,392	8,124
Scientific Games International, Inc.
5.000% due 10/15/2025		53	53
SFR Group S.A.
5.375% due 05/15/2022	EUR	1,690	2,151
6.250% due 05/15/2024 (m)		$12,500	11,984
7.375% due 05/01/2026		3,600	3,562
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025 (c)		108	108
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,607
6.582% due 12/28/2027		2,500	3,746
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		$80	84
Standard Industries, Inc.
4.750% due 01/15/2028		182	182
Sunoco LP
4.875% due 01/15/2023		130	133
5.500% due 02/15/2026		62	63
T-Mobile USA, Inc.
4.500% due 02/01/2026		62	62
4.750% due 02/01/2028		134	135
Tech Data Corp.
4.950% due 02/15/2027		100	105
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Time Warner Cable LLC
8.250% due 04/01/2019		140	149
UAL Pass-Through Trust
7.336% due 01/02/2021 «		1,603	1,675
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	6,575	10,667
United Group BV
4.375% due 07/01/2022	EUR	8,200	10,503
4.875% due 07/01/2024		200	257
UPCB Finance Ltd.
3.625% due 06/15/2029		350	429
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$30	30
6.500% due 03/15/2022		153	161
7.000% due 03/15/2024		293	312
ViaSat, Inc.
5.625% due 09/15/2025		178	178
Viking Cruises Ltd.
5.875% due 09/15/2027		66	67
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,780	2,584
VOC Escrow Ltd.
5.000% due 02/15/2028 (c)		$148	148
Waste Pro USA, Inc.
5.500% due 02/15/2026 (c)		46	47
Western Digital Corp.
4.750% due 02/15/2026		536	544

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	$463
2.750% due 01/20/2024		400	473
3.125% due 01/20/2025		200	229
5.000% due 01/20/2026		$200	183
Wynn Macau Ltd.
4.875% due 10/01/2024		200	199
5.500% due 10/01/2027		200	201

			297,383

UTILITIES 7.0%
AT&T, Inc.
2.850% due 02/14/2023		370	370
3.400% due 08/14/2024 (m)		740	741
3.900% due 08/14/2027 (m)		670	671
4.900% due 08/14/2037 (m)		678	689
5.150% due 02/14/2050 (m)		1,018	1,034
5.300% due 08/14/2058 (m)		2,393	2,428
Calpine Corp.
5.250% due 06/01/2026		85	84
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		8,889	9,593
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,200	12,029
Genesis Energy LP
6.250% due 05/15/2026		64	64
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,730	16,605
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		196	194
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		289	165
Odebrecht Finance Ltd.
0.000% due 03/02/2018 (h)(j)		536	16
0.000% due 03/05/2018 (h)(j)		744	22
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,463	2,449
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (d)		6,962	2,430
Petrobras Global Finance BV
5.299% due 01/27/2025		237	239
5.999% due 01/27/2028		314	318
6.125% due 01/17/2022		704	752
6.250% due 12/14/2026	GBP	6,100	9,630
6.625% due 01/16/2034		800	1,260
6.750% due 01/27/2041 (m)		$4,100	4,172
7.250% due 03/17/2044		383	408
7.375% due 01/17/2027 (m)		1,224	1,360
Plains All American Pipeline LP
6.650% due 01/15/2037		150	177
Rio Oil Finance Trust
9.750% due 01/06/2027		578	628
Sprint Capital Corp.
6.900% due 05/01/2019		2,000	2,090
Transcanada Trust
5.300% due 03/15/2077 •(m)		10,000	10,356
Transocean Phoenix Ltd.
7.750% due 10/15/2024		2,619	2,864
Transocean Proteus Ltd.
6.250% due 12/01/2024		360	380
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	180	230
3.375% due 10/27/2036	GBP	130	186

			84,634

Total Corporate Bonds & Notes (Cost $718,262)			769,498

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
Caesars Entertainment Corp.
5.000% due 10/01/2024 (l)		$1,050	2,210

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	27

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISH Network Corp.
3.375% due 08/15/2026	$5,900	$6,280

Total Convertible Bonds & Notes (Cost $7,859)		8,490

MUNICIPAL BONDS & NOTES 5.0%

CALIFORNIA 1.1%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	3,425	3,858
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	8,500	9,167

		13,025

ILLINOIS 2.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	23,700	27,295
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	120	127
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	114
7.750% due 01/01/2042	300	332
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	200	217
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	65
7.350% due 07/01/2035	40	45
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,035	1,009

		29,204

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	480	490

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,300	2,391

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,400	1,261

WEST VIRGINIA 1.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	4,667
7.467% due 06/01/2047	10,480	10,233

		14,900

Total Municipal Bonds & Notes (Cost $54,829)		61,271

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
3.000% due 01/25/2042 (a)	1,155	100
3.500% due 02/25/2033 (a)	2,878	370
4.539% (- 1.0*LIBOR01M + 6.100%) due 07/25/2040 ~(a)	1,292	143
5.111% (US0001M + 3.550%) due 07/25/2029 ~	1,490	1,626
7.311% (US0001M + 5.750%) due 07/25/2029 ~	2,010	2,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)	$32,331	$25,304
0.100% due 02/25/2046 - 08/25/2046 (a)	252,556	678
0.200% due 04/25/2045 (a)	10,054	19
2.559% due 11/25/2055 «~	14,558	8,268
5.541% (- 1.0*LIBOR01M + 7.100%) due 02/15/2034 ~(a)	2,275	363
5.675% (- 2.333*LIBOR01M + 9.333%) due 07/15/2039 ~	2,207	2,232
6.706% (- 2.5*LIBOR01M + 10.625%) due 03/15/2044 ~	1,485	1,508
7.819% (- 2.667*LIBOR01M + 12.000%) due 02/15/2036 ~	5,228	5,532
9.111% (US0001M + 7.550%) due 12/25/2027 ~	4,441	5,593
12.311% (US0001M + 10.750%) due 03/25/2025 ~	2,346	3,240
Ginnie Mae
3.000% due 12/20/2042 (a)	74	11
3.500% due 09/16/2041 - 06/20/2042 (a)	1,694	260
5.189% (- 1.0*LIBOR01M + 6.750%) due 01/20/2042 ~(a)	2,632	269

Total U.S. Government Agencies (Cost $56,743)		57,929

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.6%
Adjustable Rate Mortgage Trust
1.901% (US0001M + 0.340%) due 05/25/2036 ~	2,068	1,243
2.711% (US0001M + 1.150%) due 01/25/2035 ~	5,062	4,407
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	214	202
6.000% due 04/25/2036 ^	3,872	3,918
Banc of America Funding Trust
5.500% due 01/25/2036	231	200
6.000% due 07/25/2037 ^	610	559
BCAP LLC Trust
3.337% due 07/26/2037 ~	417	12
3.354% due 03/27/2036 ~	3,888	2,544
4.981% due 03/26/2037	1,822	1,259
7.000% due 12/26/2036 ~	4,921	4,581
Bear Stearns ALT-A Trust
3.416% due 08/25/2046 ~	5,604	5,276
3.483% due 11/25/2036 ^~	887	762
3.511% due 08/25/2036 ^~	3,542	2,789
3.720% due 09/25/2035 ^~	1,192	1,021
3.836% due 11/25/2034 ~	359	346
Bear Stearns Asset-Backed Securities Trust
1.961% (US0001M + 0.400%) due 04/25/2037 ~	18,323	15,215
Bear Stearns Commercial Mortgage Securities Trust
5.720% due 04/12/2038 ~	370	291
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	2,139	2,184
Chase Mortgage Finance Trust
3.474% due 12/25/2035 ^~	23	22
6.000% due 02/25/2037 ^	2,008	1,635
6.000% due 03/25/2037 ^	488	418
6.000% due 07/25/2037 ^	1,763	1,600
Citigroup Commercial Mortgage Trust
5.639% due 12/10/2049 ~	679	522
Citigroup Mortgage Loan Trust
3.562% due 03/25/2037 ^~	1,018	993
3.571% due 04/25/2037 ^~	4,025	3,504
3.803% due 11/25/2035 ~	18,035	12,361
6.000% due 11/25/2036 ~	14,837	11,011
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	81	49
5.688% due 10/15/2048	14,858	7,473
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^	3,059	2,907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Loan Trust
3.816% due 12/10/2049 ~		$4,699	$2,884
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		2,429	1,934
Countrywide Alternative Loan Trust
1.771% (US0001M + 0.210%) due 03/20/2046 ~		5,800	4,948
1.831% (US0001M + 0.270%) due 08/25/2035 ~		355	253
3.492% due 06/25/2047 ~		3,663	3,487
3.689% (- 1.0*US0001M + 5.250%) due 04/25/2037 ^~(a)		24,935	4,136
5.250% due 05/25/2021 ^		15	15
5.500% due 03/25/2035		616	482
5.500% due 09/25/2035 ^		5,642	5,215
5.500% due 03/25/2036 ^		218	163
5.750% due 01/25/2035		750	752
5.750% due 02/25/2035		812	766
6.000% due 02/25/2035		814	818
6.000% due 04/25/2036		2,152	1,711
6.000% due 05/25/2036 ^		2,305	1,869
6.000% due 02/25/2037 ^		748	518
6.000% due 02/25/2037		2,874	2,502
6.000% due 04/25/2037 ^		7,496	5,793
6.000% due 08/25/2037 ^~		10,725	8,828
6.250% due 10/25/2036 ^		3,030	2,621
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		3,801	2,919
6.500% due 08/25/2036 ^		993	672
6.500% due 09/25/2036 ^		502	427
15.908% (- 3.667*US0001M + 21.633%) due 02/25/2036 ~		2,147	2,524
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		785	672
6.000% due 04/25/2036 ^		581	543
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		1,703	1,357
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	231	285
Eurosail PLC
1.870% (BP0003M + 1.350%) due 06/13/2045 ~	GBP	4,487	4,719
4.520% (BP0003M + 4.000%) due 06/13/2045 ~		1,394	1,740
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$2,395	2,024
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~		10,500	9,498
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,689	1,593
GSR Mortgage Loan Trust
3.690% due 03/25/2037 ^~		3,664	3,358
3.710% due 11/25/2035 ^~		1,919	1,793
5.500% due 05/25/2036 ^		269	355
HomeBanc Mortgage Trust
2.361% (US0001M + 0.800%) due 03/25/2035 ~		271	249
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		6,707	4,516
JPMorgan Alternative Loan Trust
3.179% due 03/25/2037 ~		11,227	9,817
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		3,600	2,627
5.623% due 05/12/2045		2,246	2,092
JPMorgan Mortgage Trust
3.519% due 02/25/2036 ^~		2,309	2,087
3.532% due 10/25/2035 ~		62	60
3.532% due 06/25/2036 ^~		1,139	1,024
3.537% due 01/25/2037 ^~		1,409	1,389
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		7,134	5,487
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		301	293
20.838% (- 5.5*US0001M + 29.425%) due 11/25/2035 ^~		274	360

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
1.781% (US0001M + 0.220%) due 06/25/2047 ~		$4,098	$3,625
MASTR Alternative Loan Trust
6.750% due 07/25/2036		3,769	2,637
Merrill Lynch Mortgage Investors Trust
3.298% due 03/25/2036 ^~		4,010	3,086
Morgan Stanley Capital Trust
5.994% due 06/11/2049 ~		1,828	1,830
Motel 6 Trust
8.486% (LIBOR01M + 6.927%) due 08/15/2019 ~		15,457	15,685
RBSSP Resecuritization Trust
1.549% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,609	883
1.568% (LIBOR01M + 0.240%) due 08/27/2037 ~		8,000	2,424
Residential Accredit Loans, Inc. Trust
1.751% (US0001M + 0.190%) due 08/25/2036 ~		1,267	1,179
1.791% (US0001M + 0.230%) due 05/25/2037 ^~		382	319
6.000% due 08/25/2036 ^		817	728
6.000% due 05/25/2037 ^		2,520	2,309
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		458	362
6.000% due 02/25/2037 ^		2,102	1,631
6.250% due 09/25/2037 ^		5,270	3,772
Residential Funding Mortgage Securities, Inc. Trust
4.125% due 02/25/2037 ~		3,533	2,836
Structured Adjustable Rate Mortgage Loan Trust
3.531% due 11/25/2036 ^~		5,534	5,372
3.548% due 01/25/2036 ^~		7,735	6,086
3.578% due 07/25/2035 ^~		2,550	2,369
3.888% due 03/25/2037 ^~		1,046	879
4.011% due 07/25/2036 ^~		1,236	1,096
Structured Asset Mortgage Investments Trust
1.681% (US0001M + 0.120%) due 08/25/2036 ~		222	205
Suntrust Adjustable Rate Mortgage Loan Trust
3.577% due 02/25/2037 ^~		8,920	7,703
3.617% due 04/25/2037 ^~		815	696
3.710% due 02/25/2037 ^~		758	686
WaMu Mortgage Pass-Through Certificates Trust
3.088% due 07/25/2037 ^~		967	811
3.241% due 02/25/2037 ^~		1,277	1,231
3.271% due 10/25/2036 ^~		1,878	1,743
3.373% due 07/25/2037 ^~		2,177	2,035
Washington Mutual Mortgage Pass-Through Certificates Trust
1.972% (12MTA + 0.840%) due 05/25/2047 ^~		340	61
6.000% due 10/25/2035 ^		1,867	1,483
6.000% due 03/25/2036 ^		2,612	2,659
6.000% due 02/25/2037		6,029	5,402

Total Non-Agency Mortgage-Backed Securities (Cost $265,866)			287,302

ASSET-BACKED SECURITIES 19.9%
Adagio CLO DAC
1.000% due 04/30/2031 «~	EUR	1,800	1,960
Airspeed Ltd.
1.829% (LIBOR01M + 0.270%) due 06/15/2032 ~		$4,815	4,124
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.911% (US0001M + 1.350%) due 03/25/2033 ~		84	83
Apidos CLO
1.000% due 01/20/2031 ~		8,800	8,239
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		324,260	3,891

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BlueMountain CLO Ltd.
7.172% (US0003M + 5.450%) due 04/13/2027 ~		$1,000	$1,010
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		4,100	2,483
0.000% due 07/22/2026 (h)		3,000	1,689
Citigroup Mortgage Loan Trust
1.721% (US0001M + 0.160%) due 12/25/2036 ~		7,134	4,748
1.961% (US0001M + 0.400%) due 11/25/2046 ~		7,714	7,545
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,493
3.600% due 11/27/2028		1,197	1,494
4.500% due 11/27/2028		1,047	1,306
6.200% due 11/27/2028		1,296	1,623
Countrywide Asset-Backed Certificates
1.731% (US0001M + 0.170%) due 03/25/2037 ~		$3,629	3,499
1.761% (US0001M + 0.200%) due 06/25/2047 ~		17,882	14,907
1.871% (US0001M + 0.310%) due 09/25/2037 ^~		19,068	11,750
4.036% (US0001M + 2.475%) due 08/25/2033 ~		307	259
Credit-Based Asset Servicing and Securitization LLC
3.809% due 12/25/2035 ^		60	60
Emerald Aviation Finance Ltd.
6.350% due 10/15/2038		792	799
First Franklin Mortgage Loan Trust
1.721% (US0001M + 0.160%) due 10/25/2036 ~		5,222	3,993
Fremont Home Loan Trust
1.711% (US0001M + 0.150%) due 01/25/2037 ~		7,154	4,290
1.881% (US0001M + 0.320%) due 02/25/2036 ~		14,377	5,933
Glacier Funding CDO Ltd.
1.583% (US0003M + 0.270%) due 08/04/2035 ~		8,491	2,219
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	750	797
HART, Inc.
0.010% due 12/15/2022 «		$7,010	6,616
Home Equity Mortgage Loan Asset-Backed Trust
1.721% (US0001M + 0.160%) due 07/25/2037 ~		3,484	2,373
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^		140	73
Lehman XS Trust
6.290% due 06/24/2046		3,463	3,509
LNR CDO Ltd.
1.847% (LIBOR01M + 0.280%) due 02/28/2043 ~		15,110	11,265
Long Beach Mortgage Loan Trust
1.861% (US0001M + 0.300%) due 01/25/2036 ~		8,000	6,797
Merrill Lynch Mortgage Investors Trust
5.895% due 03/25/2037		7,486	2,369
Morgan Stanley ABS Capital, Inc. Trust
1.711% (US0001M + 0.150%) due 10/25/2036 ~		8,040	5,291
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^~		1,396	1,002
N-Star REL CDO Ltd.
1.995% (LIBOR01M + 0.420%) due 02/01/2041 ~		1,100	1,064
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.536% (US0001M + 0.975%) due 07/25/2035 ~		6,000	4,435
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		11,592	6,003
7.238% due 09/25/2037 ^		9,498	5,396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.141% (US0001M + 0.580%) due 08/25/2034 ~		$9,842	$8,094
Securitized Asset-Backed Receivables LLC Trust
1.841% (US0001M + 0.280%) due 03/25/2036 ~		11,249	6,356
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		8	8,272
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		7	5,687
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		7,500	3,961
0.000% due 07/25/2040 «(h)		38	2,259
0.000% due 09/25/2040 «(h)		3,226	1,852
Sound Point CLO Ltd.
6.594% (US0003M + 4.850%) due 01/23/2027 ~		1,000	1,005
South Coast Funding Ltd.
2.010% (LIBOR03M + 0.600%) due 08/10/2038 ~		20,238	3,952
Symphony CLO Ltd.
6.322% (US0003M + 4.600%) due 07/14/2026 ~		3,600	3,597
6.622% (US0003M + 4.900%) due 10/15/2025 ~		1,400	1,405
Taberna Preferred Funding Ltd.
1.751% (LIBOR03M + 0.360%) due 12/05/2036 ~		11,755	10,109
1.771% (US0003M + 0.380%) due 08/05/2036 ~		733	586
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		14,201	11,361
1.791% (LIBOR03M + 0.400%) due 02/05/2036 ~		7,738	6,500
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032 «		371	381
Tropic CDO Ltd.
2.259% (US0003M + 0.900%) due 04/15/2034 ~		25,000	19,000

Total Asset-Backed Securities (Cost $235,491)			242,764

SOVEREIGN ISSUES 6.4%
Abu Dhabi Government International Bond
4.125% due 10/11/2047		1,500	1,468
Argentina Government International Bond
2.260% due 12/31/2038	EUR	5,620	5,046
3.375% due 01/15/2023		300	376
3.875% due 01/15/2022		300	390
5.000% due 01/15/2027		400	505
5.250% due 01/15/2028		200	253
6.250% due 11/09/2047		200	248
6.875% due 01/11/2048		$29	28
7.820% due 12/31/2033	EUR	18,315	26,428
23.225% (BADLARPP) due 10/04/2022 ~	ARS	116	10
24.897% (BADLARPP + 2.000%) due 04/03/2022 ~		120,904	6,560
26.230% (BADLARPP + 3.250%) due 03/01/2020 ~		2,400	129
27.778% (ARPP7DRR) due 06/21/2020 ~		175,169	9,840
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	19	24
4.900% due 09/15/2021		2,650	3,534
4.950% due 02/11/2020		50	67
Ghana Government International Bond
10.750% due 10/14/2030		$600	818
Oman Government International Bond
5.625% due 01/17/2028		300	302
Peru Government International Bond
6.350% due 08/12/2028	PEN	5,500	1,946
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	600	775

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	29

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saudi Government International Bond
2.875% due 03/04/2023	$1,400	$1,370
4.500% due 10/26/2046	2,600	2,538
4.625% due 10/04/2047	1,800	1,797
Sri Lanka Government International Bond
6.200% due 05/11/2027	200	211
Turkey Government International Bond
5.125% due 02/17/2028	1,700	1,671
Ukraine Government International Bond
7.750% due 09/01/2022	9,800	10,697
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)	490	130
9.250% due 09/15/2027 ^(e)	598	169

Total Sovereign Issues (Cost $72,458)		77,330

	SHARES
COMMON STOCKS 3.4%

CONSUMER DISCRETIONARY 0.9%
Caesars Entertainment Corp. (f)	754,964	10,531

ENERGY 0.6%
Forbes Energy Services Ltd. (f)(l)	64,837	752
Ocean Rig UDW, Inc. (f)	237,175	6,385

		7,137

FINANCIALS 1.9%
TIG FinCo PLC «(l)	3,315,033	4,707
VICI Properties, Inc. (f)(l)	858,541	18,888

		23,595

Total Common Stocks (Cost $31,127)		41,263

		SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	$446

Total Warrants (Cost $0)			446

PREFERRED SECURITIES 2.4%

BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (j)		5,745	6,779

INDUSTRIALS 1.9%
Sequa Corp.
9.000% «		25,121	22,609

Total Preferred Securities (Cost $31,460)			29,388

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.9%

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.450% due 04/18/2018 (h)(i)	ARS	1,652	80
Letras del Banco Central International
26.700% due 03/21/2018 (h)(i)		1,652	81

			161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
25.557% due 03/16/2018 - 09/14/2018 (g)(h)	ARS	11,490	$510

U.S. TREASURY BILLS 2.8%
1.420% due 02/08/2018 - 04/26/2018 (g)(h)(p)		$34,604	34,493

Total Short-Term Instruments (Cost $35,232)			35,164

Total Investments in Securities (Cost $1,611,535)			1,709,433

Total Investments 140.4% (Cost $1,611,535)			$1,709,433

Financial Derivative Instruments (n)(o) (2.8)% (Cost or Premiums, net $(30,298))			(34,119)

Preferred Shares (19.5)%			(237,950)

Other Assets and Liabilities, net (18.1)%			(219,790)

Net Assets Applicable to Common Shareholders 100.0%			$1,217,574

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/02/2017 - 06/21/2017	$1,959	$2,210	0.18%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	2,472	752	0.06
TIG FinCo PLC	04/02/2015 - 07/20/2017	4,441	4,707	0.39
VICI Properties, Inc.	11/19/2014 - 11/06/2017	10,754	18,888	1.55

		$19,626	$26,557	2.18%

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	01/09/2018	TBD	(2)	$(2,469)	$(2,466)
	1.000	01/24/2018	TBD	(2)	(2,405)	(2,406)
BRC	(0.500)	11/29/2017	TBD	(2)	(188)	(188)
CIW	1.900	01/05/2018	02/02/2018		(23,354)	(23,387)
FOB	1.950	01/04/2018	02/02/2018		(11,399)	(11,416)
	1.950	02/02/2018	02/16/2018		(4,105)	(4,105)
JPS	1.960	01/19/2018	02/16/2018		(4,969)	(4,973)
NOM	2.150	11/21/2017	02/21/2018		(5,960)	(5,986)
RDR	1.920	12/08/2017	03/08/2018		(9,033)	(9,059)
	2.090	01/10/2018	04/10/2018		(4,916)	(4,922)
	2.090	01/12/2018	04/10/2018		(4,558)	(4,563)
RTA	2.325	12/21/2017	03/21/2018		(5,824)	(5,840)
SOG	2.030	11/16/2017	02/16/2018		(1,234)	(1,239)
	2.070	11/22/2017	02/22/2018		(12,860)	(12,913)
	2.070	01/31/2018	02/22/2018		(591)	(591)
	2.080	01/26/2018	02/21/2018		(6,866)	(6,868)
	2.120	12/07/2017	03/07/2018		(4,661)	(4,676)
	2.190	12/11/2017	03/12/2018		(6,001)	(6,020)
	2.220	12/14/2017	03/14/2018		(20,170)	(20,231)
	2.230	01/11/2018	04/11/2018		(1,887)	(1,889)
	2.250	01/16/2018	04/16/2018		(6,771)	(6,778)
	2.250	01/17/2018	04/16/2018		(15,596)	(15,611)
UBS	1.800	11/27/2017	02/27/2018		(15,107)	(15,157)
	1.940	12/12/2017	03/12/2018		(21,498)	(21,557)
	2.050	11/27/2017	02/27/2018		(7,236)	(7,263)
	2.050	11/28/2017	02/28/2018		(4,828)	(4,846)
	2.050	01/02/2018	04/02/2018		(9,517)	(9,533)
	2.110	01/10/2018	04/10/2018		(4,323)	(4,329)
	2.170	12/14/2017	03/14/2018		(9,344)	(9,372)
	2.300	01/05/2018	04/05/2018		(15,374)	(15,401)
	6.250	01/31/2018	04/30/2018		EUR (2,417)	(3,001)
	6.500	01/31/2018	04/30/2018		(3,844)	(4,773)
	6.750	01/31/2018	04/30/2018		(12,303)	(15,275)
	7.000	01/31/2018	04/30/2018		(2,724)	(3,381)
	8.000	01/31/2018	04/30/2018		(1,487)	(1,846)
	8.875	01/31/2018	04/30/2018		(386)	(479)

Total Reverse Repurchase Agreements						$(272,340)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$0	$(4,872)	$0	$(4,872)	$5,394	$522
BRC	0	(188)	0	(188)	197	9
CIW	0	(23,387)	0	(23,387)	24,322	935
FOB	0	(15,521)	0	(15,521)	16,609	1,088
JPS	0	(4,973)	0	(4,973)	5,145	172
NOM	0	(5,986)	0	(5,986)	6,348	362
RDR	0	(18,544)	0	(18,544)	19,303	759
RTA	0	(5,840)	0	(5,840)	6,400	560
SOG	0	(76,815)	0	(76,815)	83,579	6,764
UBS	0	(116,214)	0	(116,214)	124,646	8,432

Total Borrowings and Other Financing Transactions	$0	$(272,340)	$0

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	31

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(94,639)	$(168,537)	$(5,059)	$(268,235)

Total Borrowings	$0	$(94,639)	$(168,537)	$(5,059)	$(268,235)

Payable for reverse repurchase agreements(4)					$(268,235)

(m)	Securities with an aggregate market value of $291,692 and cash of $250 have been pledged as collateral under the terms of the above master agreements as of January 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended January 31, 2018 was $(194,364) at a weighted average interest rate of 1.854%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(4)	Unsettled reverse repurchase agreements liability of $(4,105) is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.874%	$	4,040	$523	$188	$711	$0	$(5)
Banco Espirito Santo S.A.	5.000	Quarterly	09/20/2020	8.414	EUR	8,000	(2,531)	1,872	(659)	28	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.812	$	17,570	(724)	(1,211)	(1,935)	0	(95)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	15.281		1,000	(135)	(145)	(280)	0	(3)
Navient Corp.	5.000	Quarterly	12/20/2021	1.922		15,900	(30)	1,891	1,861	0	(12)
Navient Corp.	5.000	Quarterly	06/20/2022	2.287		300	27	7	34	0	(1)

							$(2,870)	$2,602	$(268)	$28	$(116)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$22,100	$1,801	$176	$1,977	$0	$(1)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	21,600	382	136	518	1	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	1,900	41	7	48	0	0

					$2,224	$319	$2,543	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.250%	Maturity	01/04/2021	BRL	210,000	$(1,280)	$2,250	$970	$0	$(10)
Pay(5)	1-Year BRL-CDI	11.500	Maturity	01/04/2021		22,400	(223)	511	288	0	(2)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	$	12,100	213	178	391	10	0
Pay(5)	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		145,380	9,193	(8,498)	695	0	(79)
Pay(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(3,674)	(1,575)	0	(14)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(2,196)	(1,666)	0	(4)
Pay(5)	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	47,981	38,028	852	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		486,200	18,618	19,406	38,024	0	(1,392)
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	190	522	28	0
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	38,000	(225)	668	443	0	(35)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		4,100	3	73	76	0	(4)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	46,600	(1,613)	2,208	595	273	0

							$17,694	$59,097	$76,791	$1,163	$(1,540)

Total Swap Agreements							$17,048	$62,018	$79,066	$1,192	$(1,657)

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,192	$1,192	$0	$0	$(1,657)	$(1,657)

Cash of $34,492 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2018	EUR	5,644		$6,776	$0	$(231)
	02/2018	GBP	114,291		154,999	0	(7,277)
	02/2018	NZD	4,033		2,949	0	(22)
	02/2018		$981	RUB	55,717	9	0
BPS	02/2018	BRL	508		$157	0	(2)
	02/2018		$160	BRL	508	0	(1)
	03/2018	PEN	8,776		$2,722	1	(2)
	03/2018		$2,749	PEN	8,941	26	0
CBK	02/2018	EUR	103,595		$124,794	0	(3,825)
	02/2018	GBP	8,511		11,885	8	(207)
	02/2018	RUB	46,089		814	0	(5)
	02/2018		$650	RUB	36,932	6	0
	03/2018	ARS	826		$41	0	0
	03/2018	GBP	4,840		6,865	0	(14)
	03/2018	PEN	90		28	0	0
	03/2018		$268	RUB	15,288	3	0
	05/2018		805		46,089	5	0
DUB	02/2018	BRL	1,082		$335	0	(5)
	02/2018		$342	BRL	1,082	0	(3)
	02/2018		171,162	GBP	121,328	1,105	0
	02/2018		183	RUB	10,359	1	0
	03/2018	GBP	121,328		$171,331	0	(1,114)
	03/2018	PEN	2,481		769	0	(1)
FBF	02/2018	BRL	1,144		354	0	(5)
	02/2018	RUB	287,840		5,141	29	0
	02/2018		$362	BRL	1,145	0	(3)
	02/2018		4,033	RUB	229,296	38	0
	04/2018	ARS	826		$40	0	0
	05/2018		$5,082	RUB	287,840	0	(30)
GLM	02/2018	AUD	171		$137	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	33

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2018	BRL	2,029		$627	$0	$(10)
	02/2018	GBP	1,913		2,660	0	(56)
	02/2018		$642	BRL	2,029	0	(5)
	02/2018		930	RUB	52,993	11	0
	03/2018		28,910	EUR	23,182	0	(78)
HUS	02/2018		3,188	RUB	181,219	28	0
	03/2018	ARS	826		$41	0	0
	03/2018	PEN	3,085		957	0	(1)
	04/2018	ARS	2,626		129	0	0
	05/2018		$867	RUB	50,122	13	0
JPM	02/2018	AUD	364		$285	0	(9)
	02/2018		$135,078	EUR	109,239	555	(7)
	03/2018	EUR	107,240		$132,821	0	(558)
	03/2018	PEN	875		272	1	0
MSB	02/2018		$539	RUB	30,593	4	0
NGF	02/2018	BRL	4,763		$1,506	11	0
	02/2018		$1,477	BRL	4,764	19	0
	03/2018	BRL	4,763		$1,472	0	(18)
SOG	02/2018		$155	RUB	8,803	1	0
UAG	02/2018		318		18,057	3	0

Total Forward Foreign Currency Contracts						$1,877	$(13,490)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	03/20/2018	0.324%	$	1,840	$2	$2	$4	$0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446		1,800	(352)	200	0	(152)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.928		2,700	(40)	356	316	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	3.353		16,900	1,036	256	1,292	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.241		100	(9)	8	0	(1)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974		20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446		2,400	(476)	273	0	(203)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.255		1,550	138	41	179	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.324		7,200	17	(2)	15	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694		500	(41)	44	3	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974		60	(9)	9	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446		3,000	(623)	370	0	(253)
JPM	JBS Investments GmbH	1.000	Quarterly	12/20/2018	5.060		15,000	(440)	(66)	0	(506)
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.365		28,600	(1,957)	2,240	283	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.583		1,300	(149)	166	17	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.255		6,570	620	140	760	0
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	09/20/2020	8.414	EUR	3,000	(28)	(219)	0	(247)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	$	14,500	(1,342)	1,442	100	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.933		1,900	111	(14)	97	0

								$(3,545)	$5,249	$3,066	$(1,362)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	68,175	$(14,074)	$8,741	$0	$(5,333)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063		3,200	(195)	(278)	0	(473)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057		4,400	(507)	(66)	0	(573)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		2,800	(351)	99	0	(252)

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
FBF	CMBX.NA.BBB-.10 Index	3.000%	Monthly	11/17/2059	$	100	$(11)	$4	$0	$(7)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063		300	(36)	(8)	0	(44)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		400	(36)	(6)	0	(42)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057		1,300	(203)	34	0	(169)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045		25,948	(1,233)	(315)	0	(1,548)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		4,789	(1,010)	635	0	(375)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063		4,300	(219)	42	0	(177)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		2,900	(392)	(304)	0	(696)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063		6,500	(358)	(603)	0	(961)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		1,100	(56)	(58)	0	(114)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		6,400	(797)	221	0	(576)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		65,986	(13,116)	7,955	0	(5,161)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		100	(10)	3	0	(7)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		71,836	(9,679)	4,060	0	(5,619)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		6,850	(731)	224	0	(507)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063		3,250	(176)	(304)	0	(480)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		2,200	(97)	(131)	0	(228)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057		1,100	(127)	(16)	0	(143)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,100	(381)	102	0	(279)

							$(43,795)	$20,031	$0	$(23,764)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	06/20/2018	$400	$(1)	$4	$3	$0
CBK	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR	Maturity	03/20/2018	800	(3)	10	7	0
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	03/20/2018	300	(1)	7	6	0
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	03/20/2018	400	(1)	4	3	0

								$(6)	$25	$19	$0

Total Swap Agreements								$(47,346)	$25,305	$3,085	$(25,126)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$9	$0	$3	$12	$(7,530)	$0	$0	$(7,530)	$(7,518)	$7,021	$(497)
BPS	27	0	4	31	(5)	0	(152)	(157)	(126)	195	69
BRC	0	0	1,608	1,608	0	0	(5,333)	(5,333)	(3,725)	4,041	316
CBK	22	0	7	29	(4,051)	0	0	(4,051)	(4,022)	3,911	(111)
DUB	1,106	0	0	1,106	(1,123)	0	(1,299)	(2,422)	(1,316)	1,197	(119)
FBF	67	0	0	67	(38)	0	(262)	(300)	(233)	284	51
GLM	11	0	0	11	(150)	0	0	(150)	(139)	0	(139)
GST	0	0	185	185	0	0	(4,650)	(4,650)	(4,465)	4,790	325
HUS	41	0	18	59	(1)	0	(253)	(254)	(195)	211	16
JPM	556	0	1,063	1,619	(574)	0	(506)	(1,080)	539	(440)	99
MEI	0	0	0	0	0	0	(5,168)	(5,168)	(5,168)	5,311	143
MSB	4	0	0	4	0	0	0	0	4	0	4
MYC	0	0	100	100	0	0	(7,503)	(7,503)	(7,403)	7,181	(222)
NGF	30	0	0	30	(18)	0	0	(18)	12	0	12
SOG	1	0	0	1	0	0	0	0	1	0	1
UAG	3	0	97	100	0	0	0	0	100	0	100

Total Over the Counter	$1,877	$0	$3,085	$4,962	$(13,490)	$0	$(25,126)	$(38,616)

(p)	Securities with an aggregate market value of $34,493 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	35

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$29	$0	$0	$1,163	$1,192

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,877	$0	$1,877
Swap Agreements	0	3,066	0	0	19	3,085

	$0	$3,066	$0	$1,877	$19	$4,962

	$0	$3,095	$0	$1,877	$1,182	$6,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$117	$0	$0	$1,540	$1,657

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,490	$0	$13,490
Swap Agreements	0	25,126	0	0	0	25,126

	$0	$25,126	$0	$13,490	$0	$38,616

	$0	$25,243	$0	$13,490	$1,540	$40,273

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,289	$0	$0	$8,004	$10,293

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,723)	$0	$(9,723)
Swap Agreements	0	6,251	0	0	1,090	7,341

	$0	$6,251	$0	$(9,723)	$1,090	$(2,382)

	$0	$8,540	$0	$(9,723)	$9,094	$7,911

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$330	$0	$0	$(6,988)	$(6,658)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,882)	$0	$(5,882)
Swap Agreements	0	483	0	0	(499)	(16)

	$0	$483	$0	$(5,882)	$(499)	$(5,898)

	$0	$813	$0	$(5,882)	$(7,487)	$(12,556)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$87,515	$11,073	$98,588
Corporate Bonds & Notes
Banking & Finance	44	387,437	0	387,481
Industrials	149	295,559	1,675	297,383
Utilities	0	84,634	0	84,634
Convertible Bonds & Notes
Industrials	0	8,490	0	8,490
Municipal Bonds & Notes
California	0	13,025	0	13,025
Illinois	0	29,204	0	29,204
Iowa	0	490	0	490
Texas	0	2,391	0	2,391
Virginia	0	1,261	0	1,261
West Virginia	0	14,900	0	14,900
U.S. Government Agencies	0	49,661	8,268	57,929
Non-Agency Mortgage-Backed Securities	0	287,302	0	287,302
Asset-Backed Securities	0	211,776	30,988	242,764
Sovereign Issues	0	77,330	0	77,330
Common Stocks
Consumer Discretionary	10,531	0	0	10,531
Energy	7,137	0	0	7,137
Financials	18,888	0	4,707	23,595
Warrants
Industrials	0	0	446	446
Preferred Securities
Banking & Finance	0	6,779	0	6,779
Industrials	0	0	22,609	22,609

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Short-Term Instruments
Short-Term Notes	$0	$161	$0	$161
Argentina Treasury Bills	0	510	0	510
U.S. Treasury Bills	0	34,493	0	34,493

Total Investments	$36,749	$1,592,918	$79,766	$1,709,433

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,192	0	1,192
Over the counter	0	4,865	97	4,962

	$0	$6,057	$97	$6,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,657)	0	(1,657)
Over the counter	0	(38,616)	0	(38,616)

	$0	$(40,273)	$0	$(40,273)

Total Financial Derivative Instruments	$0	$(34,216)	$97	$(34,119)

Totals	$36,749	$1,558,702	$79,863	$1,675,314

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,842	$5,490	$(600)	$13	$0	$(8)	$5,171	$(835)	$11,073	$5
Corporate Bonds & Notes
Banking & Finance	8,209	0	(340)	2	22	(62)	0	(7,831)	0	0
Industrials	11,009	0	(11,009)	0	112	(112)	1,675	0	1,675	0
U.S. Government Agencies	8,360	0	(76)	20	30	(66)	0	0	8,268	(69)
Asset-Backed Securities	22,346	8,843	0	80	0	(662)	381	0	30,988	(662)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	37

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

January 31, 2018 (Unaudited)

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(2)
Common Stocks
Financials	$4,374	$0	$0	$0	$0	$333	$0	$0	$4,707	$333
Warrants
Industrials	635	0	0	0	0	(189)	0	0	446	(189)
Preferred Securities
Industrials	24,504	0	0	0	0	(1,895)	0	0	22,609	(1,895)

	$81,279	$14,333	$(12,025)	$115	$164	$(2,661)	$7,227	$(8,666)	$79,766	$(2,477)

Financial Derivative Instruments - Assets
Over the counter	$0	$99	$0	$12	$0	$(14)	$0	$0	$97	$(14)

Totals	$81,279	$14,432	$(12,025)	$127	$164	$(2,675)	$7,227	$(8,666)	$79,863	$(2,491)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$398	Other Valuation Techniques(3)	—	—
	5,373	Proxy Pricing	Base Price	100.000
	5,302	Third Party Vendor	Broker Quote	100.250-102.000
Corporate Bonds & Notes Industrials	1,675	Third Party Vendor	Broker Quote	104.500
U.S. Government Agencies	8,268	Proxy Pricing	Base Price	56.797
Asset-Backed Securities	30,607	Proxy Pricing	Base Price	53.000-100,000.000
	381	Third Party Vendor	Broker Quote	102.550
Common Stocks Financials	4,707	Other Valuation Techniques(3)	—	—
Warrants Industrials	446	Other Valuation Techniques(3)	—	—
Preferred Securities Industrials	22,609	Indicative Market Quotation	Broker Quote	$ 900.000

Financial Derivative Instruments - Assets
Over the counter	97	Indicative Market Quotation	Broker Quote	4.496

Total	$79,863

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Strategy Fund

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.5%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Alphabet Holding Co., Inc.
5.073% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	99
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		50	49
Aramark Services, Inc.
3.573% (LIBOR03M + 2.000%) due 03/11/2025 ~		100	101
Avantor, Inc.
5.561% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.818% (LIBOR03M + 2.250%) due 01/02/2025 ~		40	40
BMC Software Finance, Inc.
4.824% due 09/10/2022		7,169	7,210
Caesars Resort Collection LLC
4.323% (LIBOR03M + 2.750%) due 12/22/2024 ~		400	405
California Resources Corp.
6.306% due 12/31/2022 ~		100	102
Centene Corp.
TBD% due 09/13/2018		1,400	1,400
CenturyLink, Inc.
4.317% (LIBOR03M + 2.750%) due 01/31/2025 ~		1,000	987
Crown Americas LLC
TBD% due 01/03/2025		50	51
CSC Holdings LLC
TBD% due 01/25/2026		100	101
Forbes Energy Services LLC
7.000% due 04/13/2021		143	147
Frontier Communications Corp.
5.330% (LIBOR03M + 3.750%) due 06/15/2024 ~		598	588
Golden Entertainment, Inc.
4.570% (LIBOR03M + 3.000%) due 10/20/2024 «~		100	100
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		14,300	10,957
IRB Holding Corp.
TBD% due 01/17/2025		100	101
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		120	120
Multi Color Corp.
3.823% (LIBOR03M + 2.250%) due 10/31/2024 ~		16	16
Nidda Healthcare Holding AG
TBD% due 08/21/2024	EUR	100	125
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$100	96
Parexel International Corp.
4.323% (LIBOR03M + 2.750%) due 09/27/2024 ~		100	101
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		200	199
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		219	222
10.752% (LIBOR03M + 9.000%) due 04/28/2022 «~		90	92
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		300	303

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		$1,588	$1,594
Team Health Holdings, Inc.
4.323% (LIBOR03M + 2.750%) due 02/06/2024 ~		199	193
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
3.809% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	101
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	200	250
UPC Financing Partnership
4.059% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	101
West Corp.
5.573% (LIBOR03M + 4.000%) due 10/10/2024 ~		56	57
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		958	485

Total Loan Participations and Assignments (Cost $29,133)			26,751

CORPORATE BONDS & NOTES 46.4%

BANKING & FINANCE 23.2%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,276
Ally Financial, Inc.
8.000% due 11/01/2031 (n)		6,486	8,286
American Homes 4 Rent LP
4.250% due 02/15/2028 (c)		22	22
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	700	1,022
Athene Holding Ltd.
4.125% due 01/12/2028		$52	52
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(n)	EUR	600	811
Banco do Brasil S.A.
6.250% due 04/15/2024 •(j)(k)		$800	744
9.000% due 06/18/2024 •(j)(k)		200	216
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	4,300	1,628
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)(n)		500	692
Barclays PLC
3.250% due 01/17/2033	GBP	200	282
6.500% due 09/15/2019 •(j)(k)(n)	EUR	2,200	2,925
7.250% due 03/15/2023 •(j)(k)	GBP	6,300	10,018
8.000% due 12/15/2020 •(j)(k)(n)	EUR	2,100	3,021
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$900	915
6.500% due 03/20/2021		4,900	4,993
Brighthouse Holdings LLC
6.500% due 07/27/2037 (j)		70	78
Brookfield Finance, Inc.
3.900% due 01/25/2028		88	87
4.700% due 09/20/2047 (n)		196	199
Cantor Fitzgerald LP
6.500% due 06/17/2022 (n)		8,000	8,779
Credit Agricole S.A.
7.875% due 01/23/2024 •(j)(k)(n)		830	945
Credit Suisse Group AG
7.500% due 12/11/2023 •(j)(k)(n)		7,105	8,099
Deutsche Bank AG
4.250% due 10/14/2021 (n)		2,000	2,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,657	$1,921
EPR Properties
4.750% due 12/15/2026 (n)		$3,100	3,148
Equinix, Inc.
2.875% due 02/01/2026	EUR	100	124
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (n)		$3,500	3,694
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (n)		262	275
GSPA Monetization Trust
6.422% due 10/09/2029		3,646	4,143
HSBC Holdings PLC
6.000% due 09/29/2023 •(j)(k)	EUR	3,193	4,762
Hunt Cos., Inc.
6.250% due 02/15/2026 (c)		$46	46
Iron Mountain, Inc.
5.250% due 03/15/2028		6	6
iStar, Inc.
4.625% due 09/15/2020		13	13
5.250% due 09/15/2022		48	48
Jefferies Finance LLC
6.875% due 04/15/2022		1,000	1,030
7.375% due 04/01/2020 (n)		2,100	2,149
7.500% due 04/15/2021		1,444	1,511
Jefferies LoanCore LLC
6.875% due 06/01/2020 (n)		6,100	6,294
Letras del Banco Central de Argentina
0.000% due 04/18/2018 (h)	ARS	450	22
Life Storage LP
3.875% due 12/15/2027		$28	27
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(j)(k)	GBP	2,166	3,599
7.875% due 06/27/2029 •(j)(k)		1,500	2,706
MPT Operating Partnership LP
5.250% due 08/01/2026		$495	512
Nationwide Building Society
10.250% ~(j)	GBP	12	2,808
Navient Corp.
5.625% due 08/01/2033 (n)		$1,014	920
6.500% due 06/15/2022		78	82
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,496	1,546
Oxford Finance LLC
6.375% due 12/15/2022		15	16
Physicians Realty LP
3.950% due 01/15/2028		61	59
Provident Funding Associates LP
6.375% due 06/15/2025		27	28
Rio Oil Finance Trust
9.250% due 07/06/2024		383	417
9.250% due 07/06/2024 (n)		2,787	3,031
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)		3,070	3,258
8.000% due 08/10/2025 •(j)(k)		6,390	7,329
8.625% due 08/15/2021 •(j)(k)		2,700	3,021
Santander Holdings USA, Inc.
3.400% due 01/18/2023		58	57
4.400% due 07/13/2027		18	18
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	3,795	6,156
7.375% due 06/24/2022 •(j)(k)		3,520	5,751
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		$1,900	2,029
6.125% due 02/07/2022		1,300	1,413
Spirit Realty LP
4.450% due 09/15/2026 (n)		1,600	1,566
Springleaf Finance Corp.
5.625% due 03/15/2023		1,200	1,206
6.125% due 05/15/2022		656	681
8.250% due 10/01/2023		1,200	1,326
Starwood Property Trust, Inc.
4.750% due 03/15/2025		71	70

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	39

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tesco Property Finance PLC
7.623% due 07/13/2039	GBP	415	795
Vici Properties LLC
8.000% due 10/15/2023		$1,966	2,216
Washington Prime Group LP
5.950% due 08/15/2024 (n)		31	32

			139,019

INDUSTRIALS 17.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		24	24
3.550% due 07/15/2031		18	18
3.700% due 07/15/2027		24	24
Altice Financing S.A.
7.500% due 05/15/2026 (n)		1,600	1,665
American Woodmark Corp.
4.875% due 03/15/2026 (c)		20	20
Andeavor Logistics LP
3.500% due 12/01/2022		10	10
4.250% due 12/01/2027		18	18
5.200% due 12/01/2047		20	21
Aramark Services, Inc.
5.000% due 02/01/2028		70	71
Avantor, Inc.
6.000% due 10/01/2024		24	24
Berry Global, Inc.
4.500% due 02/15/2026		80	80
BMC Software Finance, Inc.
8.125% due 07/15/2021 (n)		2,748	2,765
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(n)		2,849	2,860
Caesars Resort Collection LLC
5.250% due 10/15/2025		62	62
Charter Communications Operating LLC
4.200% due 03/15/2028		134	132
Cheniere Energy Partners LP
5.250% due 10/01/2025		31	32
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		115	115
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		32	32
Community Health Systems, Inc.
5.125% due 08/01/2021		870	816
6.250% due 03/31/2023 (n)		1,458	1,356
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		709	763
Crown Americas LLC
4.750% due 02/01/2026		66	67
CSC Holdings LLC
5.375% due 02/01/2028		200	200
CSN Resources S.A.
6.500% due 07/21/2020 (n)		519	505
DAE Funding LLC
4.000% due 08/01/2020		60	60
Discovery Communications LLC
3.950% due 03/20/2028		46	45
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (n)		4,100	4,090
Ensco PLC
7.750% due 02/01/2026		10	10
Exela Intermediate LLC
10.000% due 07/15/2023 (n)		117	116
Ferroglobe PLC
9.375% due 03/01/2022		1,550	1,691
Ford Motor Co.
7.700% due 05/15/2097 (n)		7,315	9,408
Fresh Market, Inc.
9.750% due 05/01/2023 (n)		5,650	3,969
Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,600	6,820

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
goeasy Ltd.
7.875% due 11/01/2022		$16	$17
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		52	54
HCA, Inc.
5.500% due 06/15/2047		78	80
7.500% due 11/15/2095		1,200	1,258
Hologic, Inc.
4.375% due 10/15/2025		40	40
iHeartCommunications, Inc.
9.000% due 09/15/2022		3,440	2,511
IHS Markit Ltd.
4.000% due 03/01/2026		42	41
Ingevity Corp.
4.500% due 02/01/2026		40	40
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		7,220	6,363
9.750% due 07/15/2025		115	106
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (n)		10,492	4,797
8.125% due 06/01/2023 (n)		1,121	482
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,895	7,875
IRB Holding Corp.
6.750% due 02/15/2026 (c)		30	30
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (n)		400	475
Kinder Morgan, Inc.
7.800% due 08/01/2031 (n)		3,580	4,578
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (n)		810	668
5.500% due 04/15/2025		270	221
Meredith Corp.
6.875% due 02/01/2026		76	78
Netflix, Inc.
4.875% due 04/15/2028		25	25
New Albertson’s, Inc.
6.570% due 02/23/2028 (n)		5,600	4,116
OI European Group BV
4.000% due 03/15/2023		35	35
Olin Corp.
5.000% due 02/01/2030		17	17
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		80	77
4.500% due 03/15/2023		159	152
5.250% due 08/15/2022		13	13
5.500% due 02/15/2024		36	36
Petroleos Mexicanos
6.500% due 03/13/2027		260	284
6.750% due 09/21/2047		230	241
PetSmart, Inc.
5.875% due 06/01/2025		108	84
Pitney Bowes, Inc.
4.700% due 04/01/2023		34	33
QVC, Inc.
4.375% due 03/15/2023		410	415
5.450% due 08/15/2034		900	892
5.950% due 03/15/2043 (n)		3,682	3,634
Radiate Holdco LLC
6.875% due 02/15/2023		70	71
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,813
Safeway, Inc.
7.250% due 02/01/2031 (n)		$1,345	1,163
Scientific Games International, Inc.
5.000% due 10/15/2025		27	27
SFR Group S.A.
7.375% due 05/01/2026 (n)		5,340	5,283
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025 (c)		52	52
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,000	1,406
6.582% due 12/28/2027		1,400	2,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Standard Industries, Inc.
4.750% due 01/15/2028		$94	$94
Sunoco LP
4.875% due 01/15/2023		64	65
5.500% due 02/15/2026		30	31
T-Mobile USA, Inc.
4.500% due 02/01/2026		30	30
4.750% due 02/01/2028		66	66
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Times Square Hotel Trust
8.528% due 08/01/2026		1,616	1,876
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,523	5,715
6.542% due 03/30/2021		1,329	2,035
United Group BV
4.375% due 07/01/2022	EUR	100	128
4.875% due 07/01/2024		100	128
UPCB Finance Ltd.
3.625% due 06/15/2029		190	233
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$20	20
6.500% due 03/15/2022		86	90
7.000% due 03/15/2024		165	176
ViaSat, Inc.
5.625% due 09/15/2025		92	92
Viking Cruises Ltd.
5.875% due 09/15/2027		32	32
Virgin Media Secured Finance PLC
5.000% due 04/15/2027 (n)	GBP	300	435
VOC Escrow Ltd.
5.000% due 02/15/2028 (c)		$72	72
Waste Pro USA, Inc.
5.500% due 02/15/2026 (c)		22	22
Western Digital Corp.
4.750% due 02/15/2026		264	268
Westmoreland Coal Co.
8.750% due 01/01/2022		5,765	2,782
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	232
2.750% due 01/20/2024 ~		200	237

			104,629

UTILITIES 5.8%
AT&T, Inc.
0.000% due 02/14/2050 (n)		$538	546
2.850% due 02/14/2023		200	200
3.400% due 08/14/2024 (n)		390	391
3.900% due 08/14/2027 (n)		350	351
4.900% due 08/14/2037 (n)		358	364
5.300% due 08/14/2058 (n)		1,260	1,278
Calpine Corp.
5.250% due 06/01/2026		42	41
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		2,713	2,928
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (n)		5,700	5,792
Genesis Energy LP
6.250% due 05/15/2026		32	32
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	8,656
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		112	111
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		165	94
Odebrecht Finance Ltd.
0.000% due 03/02/2018 (h)(j)		345	10
0.000% due 03/05/2018 (h)(j)		407	12
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,455	1,446

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		$4,112	$1,435
Petrobras Global Finance BV
5.299% due 01/27/2025		122	123
5.999% due 01/27/2028		160	162
6.250% due 12/14/2026	GBP	4,800	7,578
6.625% due 01/16/2034		100	158
6.750% due 01/27/2041 (n)		$2,300	2,340
7.250% due 03/17/2044		210	224
Rio Oil Finance Trust
9.750% due 01/06/2027 (n)		193	209
9.750% due 01/06/2027		231	251
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	100	128
3.375% due 10/27/2036	GBP	100	143

			35,003

Total Corporate Bonds & Notes (Cost $261,693)			278,651

CONVERTIBLE BONDS & NOTES 0.9%

INDUSTRIALS 0.9%
Caesars Entertainment Corp.
5.000% due 10/01/2024 (l)		$994	2,092
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,619

Total Convertible Bonds & Notes (Cost $5,254)			5,711

MUNICIPAL BONDS & NOTES 4.9%

CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,385
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,400	3,667

			5,052

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		12,700	14,626
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		60	64
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		110	119
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		35	38
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		270	263

			15,133

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		785	707

WEST VIRGINIA 1.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		44,400	2,633
7.467% due 06/01/2047		5,870	5,732

			8,365

Total Municipal Bonds & Notes (Cost $25,888)			29,257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
3.000% due 02/25/2043 (a)	$56,056	$11,476
5.111% (US0001M + 3.550%) due 07/25/2029 ~	850	928
7.311% (US0001M + 5.750%) due 07/25/2029 ~	1,150	1,381
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)	17,300	13,561
0.100% due 02/25/2046 - 08/25/2046 (a)	131,224	356
0.200% due 04/25/2045 (a)	5,683	11
2.559% due 11/25/2055 «~	8,207	4,661
9.111% (US0001M + 7.550%) due 12/25/2027 ~	3,293	4,148
12.311% (US0001M + 10.750%) due 03/25/2025 ~	733	1,012

Total U.S. Government Agencies (Cost $35,061)		37,534

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.4%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	4,361	4,051
6.000% due 01/25/2036 ^	115	109
Banc of America Funding Trust
6.000% due 07/25/2037 ^	315	289
Banc of America Mortgage Trust
3.631% due 03/25/2035 ~	92	90
6.000% due 03/25/2037 ^	373	358
BCAP LLC Trust
3.354% due 03/27/2036 ~	2,247	1,471
3.546% due 08/28/2037 ~	6,893	6,666
4.981% due 03/26/2037	953	659
7.097% due 07/26/2036 ~	1,635	1,569
Bear Stearns ALT-A Trust
2.061% (US0001M + 0.500%) due 01/25/2036 ^~	1,478	1,536
3.451% due 09/25/2047 ^~	6,661	5,509
3.457% due 11/25/2035 ^~	6,166	5,823
3.483% due 11/25/2036 ^~	4,530	3,891
3.511% due 08/25/2036 ^~	987	778
3.720% due 09/25/2035 ^~	617	528
Bear Stearns Commercial Mortgage Securities Trust
5.720% due 04/12/2038 ~	210	165
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	1,152	1,176
Chase Mortgage Finance Trust
3.474% due 12/25/2035 ^~	11	11
6.000% due 07/25/2037 ^	907	823
Citigroup Mortgage Loan Trust
3.571% due 04/25/2037 ^~	297	258
3.749% due 09/25/2037 ^~	2,359	2,056
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	46	28
5.688% due 10/15/2048	8,290	4,169
Commercial Mortgage Loan Trust
3.816% due 12/10/2049 ~	2,579	1,583
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	1,233	981
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	317	249
5.500% due 03/25/2036 ^	174	130
5.750% due 01/25/2035	408	409
5.750% due 02/25/2035	440	415
5.750% due 03/25/2037 ^	782	682
6.000% due 02/25/2035	1,143	1,149
6.000% due 04/25/2036	1,223	973
6.000% due 02/25/2037 ^	5,979	4,183
6.000% due 04/25/2037 ^	1,306	1,009
6.000% due 07/25/2037 ^	237	231
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	1,638	1,258
6.500% due 08/25/2036 ^	556	376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 07/25/2037		$1,961	$1,646
3.386% due 09/20/2036 ^~		318	277
Credit Suisse Mortgage Capital Certificates
3.617% due 10/26/2036 ~		6,459	4,998
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	135	167
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$4,732	3,998
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~		5,300	4,791
GS Mortgage Securities Trust
5.622% due 11/10/2039		938	885
GSR Mortgage Loan Trust
3.596% due 08/25/2034 ~		404	393
5.500% due 05/25/2036 ^		404	533
6.000% due 02/25/2036 ^		3,059	2,497
HarborView Mortgage Loan Trust
1.798% (US0001M + 0.240%) due 01/19/2036 ^~		4,010	2,947
3.559% due 06/19/2036 ^~		7,484	5,432
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,449	2,323
Jefferies Resecuritization Trust
6.000% due 05/26/2036		14,232	10,356
JPMorgan Alternative Loan Trust
3.196% due 03/25/2037 ^~		1,876	1,755
6.000% due 12/25/2035 ^		1,897	1,844
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,293	1,205
JPMorgan Mortgage Trust
3.519% due 02/25/2036 ^~		2,787	2,519
3.537% due 01/25/2037 ^~		733	722
3.648% due 04/25/2037 ~		10	10
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		908	699
5.562% due 02/15/2040 ~		889	572
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		207	201
Lehman XS Trust
1.781% (US0001M + 0.220%) due 06/25/2047 ~		2,412	2,134
MASTR Alternative Loan Trust
6.750% due 07/25/2036		1,937	1,355
Merrill Lynch Mortgage Investors Trust
3.298% due 03/25/2036 ^~		828	637
Motel 6 Trust
8.486% due 08/15/2019 ~		7,926	8,044
Residential Accredit Loans, Inc. Trust
1.791% (US0001M + 0.230%) due 05/25/2037 ^~		189	158
4.444% due 12/26/2034 ^~		2,096	1,707
6.000% due 08/25/2036 ^		392	349
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		539	540
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		2,801	1,871
6.250% due 09/25/2037 ^		2,726	1,951
6.250% due 06/25/2046 ~		1,389	1,205
Residential Funding Mortgage Securities, Inc. Trust
4.125% due 02/25/2037 ~		1,871	1,502
6.500% due 03/25/2032		151	156
Sequoia Mortgage Trust
3.349% due 07/20/2037 ^~		806	711
3.545% due 02/20/2047 ~		413	371
Structured Adjustable Rate Mortgage Loan Trust
3.531% due 11/25/2036 ^~		2,893	2,808
3.548% due 01/25/2036 ^~		2,434	1,915
3.578% due 07/25/2035 ^~		881	818
3.599% due 07/25/2036 ^~		8,061	7,388
3.888% due 03/25/2037 ^~		3,101	2,606
4.011% due 07/25/2036 ^~		652	578

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	41

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Suntrust Adjustable Rate Mortgage Loan Trust
3.617% due 04/25/2037 ^~		$621	$530
3.710% due 02/25/2037 ^~		396	358
WaMu Mortgage Pass-Through Certificates Trust
3.088% due 07/25/2037 ^~		506	425
3.241% due 02/25/2037 ^~		639	615
3.271% due 10/25/2036 ^~		2,503	2,323
3.373% due 07/25/2037 ^~		1,155	1,080
Washington Mutual Mortgage Pass-Through Certificates Trust
1.972% (12MTA + 0.840%) due 05/25/2047 ^~		168	30
6.000% due 10/25/2035 ^		1,966	1,561
Wells Fargo Mortgage-Backed Securities Trust
3.341% due 05/25/2036 ^~		72	74
3.422% due 07/25/2036 ^~		391	396

Total Non-Agency Mortgage-Backed Securities (Cost $141,797)			152,607

ASSET-BACKED SECURITIES 21.7%
ACE Securities Corp. Home Equity Loan Trust
1.951% (US0001M + 0.390%) due 02/25/2036 ~		27,095	17,002
Adagio CLO DAC
0.000% due 04/30/2031 «~	EUR	1,800	1,960
Airspeed Ltd.
1.829% (LIBOR01M + 0.270%) due 06/15/2032 ~		$2,776	2,378
Apidos CLO
0.000% due 01/20/2031 ~		4,500	4,213
Argent Securities Trust
1.751% (US0001M + 0.190%) due 03/25/2036 ~		3,936	2,379
Bear Stearns Asset-Backed Securities Trust
1.701% (US0001M + 0.140%) due 10/25/2036 ^~		5,163	5,257
6.500% due 10/25/2036 ^		370	295
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		175,347	2,104
BlueMountain CLO Ltd.
7.172% (US0003M + 5.450%) due 04/13/2027 ~		1,000	1,010
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		2,300	1,393
0.000% due 07/22/2026 (h)		1,500	844
Citigroup Mortgage Loan Trust
1.721% (US0001M + 0.160%) due 12/25/2036 ~		4,193	2,791
Countrywide Asset-Backed Certificates
1.701% (US0001M + 0.140%) due 06/25/2047 ^~		1,750	1,608
1.731% (US0001M + 0.170%) due 03/25/2037 ~		2,143	2,066
2.281% (US0001M + 0.720%) due 01/25/2036 ~		4,000	4,055
First Franklin Mortgage Loan Trust
2.506% (US0001M + 0.945%) due 09/25/2035 ~		3,693	2,538
2.536% (US0001M + 0.975%) due 05/25/2036 ~		7,328	3,756
Fremont Home Loan Trust
2.491% (US0001M + 0.930%) due 06/25/2035 ^~		6,000	5,656
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	500	532
Highbridge Loan Management Ltd.
6.841% (US0003M + 5.450%) due 05/05/2027 ~		$500	501
Home Equity Mortgage Loan Asset-Backed Trust
1.721% (US0001M + 0.160%) due 07/25/2037 ~		10,741	7,318
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(h)		3,333	1,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
1.851% (US0001M + 0.290%) due 01/25/2036 ~		$506	$496
JPMorgan Mortgage Acquisition Trust
1.721% (US0001M + 0.160%) due 11/25/2036 ~		3,968	3,497
4.789% due 10/25/2030 ^		6,136	4,441
Lehman XS Trust
5.170% due 08/25/2035 ^		222	220
LNR CDO Ltd.
1.847% (LIBOR01M + 0.280%) due 02/28/2043 ~		7,558	5,635
Long Beach Mortgage Loan Trust
1.861% (US0001M + 0.300%) due 01/25/2036 ~		5,000	3,953
Magnetite Ltd.
6.872% (US0003M + 5.150%) due 04/15/2027 ~		1,000	987
Merrill Lynch Mortgage Investors Trust
1.721% (US0001M + 0.160%) due 04/25/2037 ~		583	371
Morgan Stanley ABS Capital, Inc. Trust
1.711% (US0001M + 0.150%) due 06/25/2036 ~		1,161	1,018
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^~		745	534
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.081% (US0001M + 0.520%) due 08/25/2035 ~		5,000	4,218
3.331% (US0001M + 1.770%) due 10/25/2034 ~		573	535
Residential Asset Mortgage Products Trust
2.761% (US0001M + 1.200%) due 01/25/2035 ^~		2,792	2,168
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		3	3,368
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		4	3,250
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		4,300	2,271
0.000% due 07/25/2040 «(h)		21	1,230
0.000% due 09/25/2040 «(h)		1,718	986
Soundview Home Loan Trust
1.811% (US0001M + 0.250%) due 08/25/2037 ~		2,000	1,741
South Coast Funding Ltd.
2.010% (LIBOR03M + 0.600%) due 08/10/2038 ~		10,289	2,010
Symphony CLO Ltd.
6.322% (US0003M + 4.600%) due 07/14/2026 ~		2,000	1,998
Taberna Preferred Funding Ltd.
1.771% (US0003M + 0.380%) due 08/05/2036 ~		434	348
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		8,037	6,430
2.166% (LIBOR03M + 0.470%) due 07/05/2035 ~		8,101	7,494

Total Asset-Backed Securities (Cost $117,950)			130,245

SOVEREIGN ISSUES 5.5%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	2,930	2,631
3.375% due 01/15/2023		200	250
3.875% due 01/15/2022		200	260
5.000% due 01/15/2027		300	379
5.250% due 01/15/2028		200	253
6.250% due 11/09/2047		100	124
6.875% due 01/11/2048		$15	14
7.820% due 12/31/2033	EUR	8,862	12,792
23.225% (BADLARPP) due 10/04/2022 ~	ARS	58	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
24.897% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	60,426	$3,279
26.230% (BADLARPP + 3.250%) due 03/01/2020 ~		800	43
27.778% due 06/21/2020 ~		81,232	4,563
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	10	13
4.900% due 09/15/2021		1,500	2,000
Oman Government International Bond
5.625% due 01/17/2028		$200	202
Peru Government International Bond
6.350% due 08/12/2028	PEN	2,700	955
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	142	178
3.000% due 02/24/2024		142	176
3.000% due 02/24/2025		142	175
3.000% due 02/24/2026		142	175
3.000% due 02/24/2027		142	171
3.000% due 02/24/2028		142	173
3.000% due 02/24/2029		142	171
3.000% due 02/24/2030		142	170
3.000% due 02/24/2031		142	168
3.000% due 02/24/2032		142	167
3.000% due 02/24/2033		142	166
3.000% due 02/24/2034		142	165
3.000% due 02/24/2035		142	163
3.000% due 02/24/2036		142	165
3.000% due 02/24/2037		142	163
3.000% due 02/24/2038		142	163
3.000% due 02/24/2039		142	163
3.000% due 02/24/2040		142	163
3.000% due 02/24/2041		142	163
3.000% due 02/24/2042		142	163
4.750% due 04/17/2019		400	517
Sri Lanka Government International Bond
6.200% due 05/11/2027		$200	211
Turkey Government International Bond
5.125% due 02/17/2028		800	786
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		240	64
9.250% due 09/15/2027 ^(e)		308	87

Total Sovereign Issues (Cost $28,889)			32,789

		SHARES
COMMON STOCKS 3.0%

CONSUMER DISCRETIONARY 1.1%
Caesars Entertainment Corp. (f)		466,592	6,509

ENERGY 0.2%
Forbes Energy Services Ltd. (f)(l)		11,400	132
Ocean Rig UDW, Inc. (f)		41,602	1,120

			1,252

FINANCIALS 1.7%
TIG FinCo PLC «(l)		761,602	1,081
VICI Properties, Inc. (f)(l)		416,263	9,158

			10,239

Total Common Stocks (Cost $13,009)			18,000

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		775,000	255

Total Warrants (Cost $0)			255

PREFERRED SECURITIES 3.4%

BANKING & FINANCE 1.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (j)		6,250	7,375

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		SHARES	MARKET VALUE (000S)
INDUSTRIALS 2.2%
Sequa Corp.
9.000% «		14,354	$12,919

Total Preferred Securities (Cost $22,041)			20,294

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (m) 1.6%
			9,512

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.450% due 04/18/2018 (h)(i)	ARS	1,266	61
Letras del Banco Central International
26.700% due 03/21/2018 (h)(i)		816	40

			101

ARGENTINA TREASURY BILLS 0.0%
25.555% due 03/16/2018 - 09/14/2018 (g)(h)		5,390	239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.9%
1.396% due 02/08/2018 - 05/03/2018 (g)(h)(p)(r)	$5,363	$5,349

Total Short-Term Instruments (Cost $15,233)		15,201

Total Investments in Securities (Cost $695,948)		747,295

Total Investments 124.5% (Cost $695,948)		$747,295

Financial Derivative Instruments (o)(q) (0.7)% (Cost or Premiums, net $10,966)		(4,426)

Preferred Shares (9.3)%		(55,525)

Other Assets and Liabilities, net (14.5)%		(87,222)

Net Assets Applicable to Common Shareholders 100.0%		$600,122

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/20245	06/02/2017 - 07/17/2017	$1,854	$2,092	0.35%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	370	132	0.02
TIG FinCo PLC	04/02/2015 - 07/20/2017	1,020	1,081	0.18
VICI Properties, Inc.	02/02/2015 - 11/17/2017	5,426	9,158	1.53

		$8,670	$12,463	2.08%

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	43

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.000%	01/31/2018	02/01/2018	$1,612	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(1,647)	$1,612	$1,612
SAL	1.500	01/31/2018	02/01/2018	7,900	U.S. Treasury Notes 1.625% due 11/30/2020	(8,060)	7,900	7,900

Total Repurchase Agreements						$(9,707)	$9,512	$9,512

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
FOB	1.800%	01/18/2018	02/01/2018	$	(2,948)	$(2,950)
	1.800	02/01/2018	02/15/2018		(2,955)	(2,955)
	1.900	01/09/2018	02/02/2018		(8,830)	(8,841)
	1.900	02/02/2018	02/16/2018		(8,869)	(8,869)
JML	1.900	01/08/2018	02/09/2018		(2,016)	(2,019)
	2.100	01/11/2018	02/13/2018		(4,737)	(4,743)
NOM	2.200	12/11/2017	02/13/2018		(6,522)	(6,543)
	2.200	01/29/2018	02/13/2018		(810)	(810)
RDR	1.910	12/12/2017	03/12/2018		(8,683)	(8,706)
	1.960	12/18/2017	03/19/2018		(6,492)	(6,508)
RTA	2.173	12/08/2017	03/07/2018		(3,361)	(3,372)
	2.224	12/14/2017	03/14/2018		(6,660)	(6,680)
SOG	2.120	12/07/2017	03/07/2018		(6,521)	(6,543)
	2.190	12/11/2017	03/12/2018		(6,358)	(6,378)
UBS	1.800	11/27/2017	02/27/2018		(1,928)	(1,934)
	1.940	12/12/2017	03/12/2018		(2,808)	(2,816)
	2.020	11/15/2017	02/15/2018		(4,560)	(4,580)
	2.050	08/03/2017	02/05/2018		(11,319)	(11,436)
	2.050	09/11/2017	03/12/2018		(182)	(183)
	2.050	11/27/2017	02/27/2018		(2,329)	(2,338)
	2.050	01/29/2018	03/12/2018		(2,427)	(2,427)
	2.090	12/05/2017	03/05/2018		(3,825)	(3,838)
	2.090	12/11/2017	03/05/2018		(765)	(767)
	2.170	12/14/2017	03/14/2018		(5,209)	(5,224)
	6.250	01/31/2018	04/30/2018	EUR	(465)	(577)
	6.500	01/31/2018	04/30/2018		(2,014)	(2,500)
	6.750	01/31/2018	04/30/2018		(527)	(655)
	8.000	01/31/2018	04/30/2018		(2,082)	(2,585)

Total Reverse Repurchase Agreements						$(117,777)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$1,612	$0	$0	$1,612	$(1,647)	$(35)
FOB	0	(23,615)	0	(23,615)	25,113	1,498
JML	0	(6,762)	0	(6,762)	8,132	1,370
NOM	0	(7,353)	0	(7,353)	7,917	564
RDR	0	(15,215)	0	(15,215)	15,675	460
RTA	0	(10,052)	0	(10,052)	11,138	1,086
SAL	7,900	0	0	7,900	(8,060)	(160)
SOG	0	(12,921)	0	(12,921)	14,150	1,229
UBS	0	(41,859)	0	(41,859)	46,863	5,004

Total Borrowings and Other Financing Transactions	$9,512	$(117,777)	$0

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(2,950)	$(43,244)	$(59,759)	$0	$(105,953)

Total Borrowings	$(2,950)	$(43,244)	$(59,759)	$0	$(105,953)

Payable for reverse repurchase agreements(4)					$(105,953)

(n)	Securities with an aggregate market value of $129,512 and cash of $118 have been pledged as collateral under the terms of the above master agreements as of January 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2018 was $(96,451) at a weighted average interest rate of 1.960%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(4)	Unsettled reverse repurchase agreements liability of $(11,824) is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2021	7.443%	EUR	100	$(23)	$15	$(8)	$0	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.812	$	5,500	(177)	(429)	(606)	0	(30)
Navient Corp.	5.000	Quarterly	12/20/2021	1.922		600	21	49	70	0	0

							$(179)	$(365)	$(544)	$0	$(30)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(4)	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2020	$	59,300	$1,546	$(2,273)	$(727)	$0	$(35)
Pay(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2021		36,800	1,248	(1,833)	(585)	0	(26)
Pay(4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		62,000	747	(1,717)	(970)	0	(54)
Pay(4)	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		75,590	4,664	(4,303)	361	0	(41)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,900	325	(1,338)	(1,013)	0	(2)
Pay(4)	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		169,400	(5,526)	26,641	21,115	473	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		226,900	9,562	8,183	17,745	0	(650)
Pay(4)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	108	296	16	0
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	13,000	(75)	227	152	0	(12)
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		2,000	1	36	37	0	(2)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	21,100	(722)	991	269	124	0

							$11,958	$24,722	$36,680	$613	$(822)

Total Swap Agreements							$11,779	$24,357	$36,136	$613	$(852)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$613	$613	$0	$0	$(852)	$(852)

(p)	Securities with an aggregate market value of $640 and cash of $10,138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	45

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2018	EUR	2,684		$3,222	$0	$(110)
	02/2018	GBP	43,640		59,149	0	(2,813)
	02/2018	NZD	1,977		1,446	0	(11)
	02/2018		$481	RUB	27,347	4	0
BPS	02/2018		44,430	EUR	35,831	56	0
	03/2018	EUR	35,831		$44,506	0	(58)
	03/2018	PEN	4,414		1,369	0	(1)
	03/2018		$1,433	PEN	4,662	14	0
CBK	02/2018	EUR	34,279		$41,243	0	(1,315)
	02/2018	GBP	682		956	1	(14)
	02/2018	RUB	22,620		399	0	(3)
	02/2018		$319	RUB	18,122	3	0
	03/2018	ARS	408		$20	0	0
	03/2018	PEN	51		16	0	0
	03/2018		$131	RUB	7,496	1	0
	05/2018		395		22,620	3	0
DUB	02/2018		62,983	GBP	44,645	407	0
	02/2018		90	RUB	5,080	1	0
	03/2018	GBP	44,645		$63,044	0	(410)
	03/2018	PEN	1,248		387	0	(1)
FBF	02/2018	RUB	141,276		2,523	14	0
	02/2018		$1,979	RUB	112,519	19	0
	04/2018	ARS	408		$20	0	0
	05/2018		$2,494	RUB	141,276	0	(15)
GLM	02/2018	GBP	323		$438	0	(20)
	02/2018		$456	RUB	26,003	6	0
	03/2018		6,232	EUR	4,997	0	(17)
HUS	02/2018		1,564	RUB	88,907	14	0
	03/2018	ARS	408		$20	0	0
	03/2018	PEN	1,554		482	0	0
	04/2018	ARS	1,308		64	0	0
	05/2018		$425	RUB	24,596	6	0
JPM	02/2018		1,409	EUR	1,132	0	(4)
	03/2018	PEN	515		$160	0	0
MSB	02/2018		$264	RUB	15,016	2	0
SOG	02/2018		76		4,314	1	0
UAG	02/2018		156		8,864	1	0

Total Forward Foreign Currency Contracts						$553	$(4,792)

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized (Appreciation)/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.694%	$2,400	$(247)	$264	$17	$0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	5,300	(543)	579	36	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974	10	(1)	1	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.417	100	(16)	15	0	(1)
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974	40	(6)	6	0	0

							$(813)	$865	$53	$(1)

Total Swap Agreements							$(813)	$865	$53	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$4	$0	$0	$4	$(2,934)	$0	$0	$(2,934)	$(2,930)	$2,613	$(317)
BPS	70	0	17	87	(59)	0	0	(59)	28	0	28
CBK	8	0	0	8	(1,332)	0	0	(1,332)	(1,324)	1,129	(195)
DUB	408	0	0	408	(411)	0	0	(411)	(3)	0	(3)
FBF	33	0	0	33	(15)	0	0	(15)	18	0	18
GLM	6	0	0	6	(37)	0	0	(37)	(31)	0	(31)
GST	0	0	36	36	0	0	(1)	(1)	35	0	35
HUS	20	0	0	20	0	0	0	0	20	0	20
JPM	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
MSB	2	0	0	2	0	0	0	0	2	0	2
SOG	1	0	0	1	0	0	0	0	1	0	1
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$553	$0	$53	$606	$(4,792)	$0	$(1)	$(4,793)

(r)	Securities with an aggregate market value of $3,741 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	47

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$613	$613

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$553	$0	$553
Swap Agreements	0	53	0	0	0	53

	$0	$53	$0	$553	$0	$606

	$0	$53	$0	$553	$613	$1,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$30	$0	$0	$822	$852

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,792	$0	$4,792
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$4,792	$0	$4,793

	$0	$31	$0	$4,792	$822	$5,645

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$266	$0	$0	$37,620	$37,886

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,250)	$0	$(4,250)
Swap Agreements	0	428	0	0	0	428

	$0	$428	$0	$(4,250)	$0	$(3,822)

	$0	$694	$0	$(4,250)	$37,620	$34,064

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(407)	$0	$0	$(43,649)	$(44,056)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,596)	$0	$(1,596)
Swap Agreements	0	(216)	0	0	0	(216)

	$0	$(216)	$0	$(1,596)	$0	$(1,812)

	$0	$(623)	$0	$(1,596)	$(43,649)	$(45,868)

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,360	$391	$26,751
Corporate Bonds & Notes
Banking & Finance	22	138,997	0	139,019
Industrials	72	104,557	0	104,629
Utilities	0	35,003	0	35,003
Convertible Bonds & Notes
Industrials	0	5,711	0	5,711
Municipal Bonds & Notes
California	0	5,052	0	5,052
Illinois	0	15,133	0	15,133
Virginia	0	707	0	707
West Virginia	0	8,365	0	8,365
U.S. Government Agencies	0	32,873	4,661	37,534
Non-Agency Mortgage-Backed Securities	0	152,607	0	152,607
Asset-Backed Securities	0	117,180	13,065	130,245
Sovereign Issues	0	32,789	0	32,789
Common Stocks
Consumer Discretionary	6,509	0	0	6,509
Energy	1,252	0	0	1,252
Financials	9,158	0	1,081	10,239
Warrants
Industrials	0	0	255	255
Preferred Securities
Banking & Finance	0	7,375	0	7,375
Industrials	0	0	12,919	12,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$9,512	$0	$9,512
Short-Term Notes	0	101	0	101
Argentina Treasury Bills	0	239	0	239
U.S. Treasury Bills	0	5,349	0	5,349

Total Investments	$17,013	$697,910	$32,372	$747,295

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	613	0	613
Over the counter	0	606	0	606

	$0	$1,219	$0	$1,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(852)	0	(852)
Over the counter	0	(4,793)	0	(4,793)

	$0	$(5,645)	$0	$(5,645)

Total Financial Derivative Instruments	$0	$(4,426)	$0	$(4,426)

Totals	$17,013	$693,484	$32,372	$742,869

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$739	$104	$(400)	$3	$0	$0	$92	$(147)	$391	$3
Corporate Bonds & Notes
Banking & Finance	4,451	0	(214)	1	15	(32)	0	(4,221)	0	0
Industrials	6,060	0	(6,060)	0	62	(62)	0	0	0	0
U.S. Government Agencies	4,713	0	(43)	63	17	(89)	0	0	4,661	(90)
Asset-Backed Securities	11,281	1,834	0	46	0	(96)	0	0	13,065	(96)
Common Stocks
Financials	1,005	0	0	0	0	76	0	0	1,081	76
Warrants
Industrials	363	0	0	0	0	(108)	0	0	255	(108)
Preferred Securities
Industrials	14,002	0	0	0	0	(1,083)	0	0	12,919	(1,083)

Totals	$42,614	$1,938	$(6,717)	$113	$94	$(1,394)	$92	$(4,368)	$32,372	$(1,298)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	49

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

January 31, 2018 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$199	Other Valuation Techniques(2)	—	—
	192	Third Party Vendor	Broker Quote	100.250-102.000
U.S. Government Agencies	4,661	Proxy Pricing	Base Price	—
Asset-Backed Securities	13,065	Proxy Pricing	Base Price	53.000-100,000.000
Common Stocks
Financials	1,081	Other Valuation Techniques(2)	—	—
Warrants
Industrials	255	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	12,919	Indicative Market Quotation	Broker Quote	$900.000

Total	$32,372

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Income Fund

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Alphabet Holding Co., Inc.
5.073% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	99
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		100	99
Aramark Services, Inc.
3.573% (LIBOR03M + 2.000%) due 03/11/2025 ~		100	101
Avantor, Inc.
5.561% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.818% (LIBOR03M + 2.250%) due 01/02/2025 ~		60	61
Caesars Resort Collection LLC
4.323% (LIBOR03M + 2.750%) due 12/22/2024 ~		600	608
California Resources Corp.
6.306% (LIBOR03M + 4.750%) due 12/31/2022 ~		100	102
Centene Corp.
TBD% due 09/13/2018		2,200	2,200
Crown Americas LLC
TBD% due 01/03/2025		50	51
CSC Holdings LLC
TBD% due 01/25/2026		100	101
Dell, Inc.
3.580% (LIBOR03M + 2.000%) due 09/07/2023 ~		100	100
Forbes Energy Services LLC
7.000% due 04/13/2021		828	852
Frontier Communications Corp.
5.330% (LIBOR03M + 3.750%) due 06/15/2024 ~		898	883
Gartner, Inc.
3.573% (LIBOR03M + 2.000%) due 04/05/2024 «~		26	26
Golden Entertainment, Inc.
4.570% (LIBOR03M + 3.000%) due 10/20/2024 «~		100	100
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		17,200	13,179
IRB Holding Corp.
TBD% due 01/17/2025		100	101
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	123
Meredith Corp.
TBD% due 01/17/2025		$100	101
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		170	170
Multi Color Corp.
3.823% (LIBOR03M + 2.250%) due 10/31/2024 ~		24	24
Nidda Healthcare Holding AG
TBD% due 08/21/2024	EUR	100	125
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$200	193
Parexel International Corp.
4.323% (LIBOR03M + 2.750%) due 09/27/2024 ~		100	101
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		300	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		$328	$333
10.752% (LIBOR03M + 9.000%) due 04/28/2022 «~		140	143
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		500	505
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	92
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
3.809% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	300	374
UPC Financing Partnership
4.059% (LIBOR03M + 2.500%) due 01/15/2026 ~		$200	201
Vistra Operations Co. LLC
4.314% (LIBOR03M + 2.750%) due 12/14/2023 ~		891	898
West Corp.
5.573% (LIBOR03M + 4.000%) due 10/10/2024 ~		100	102
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		1,459	739

Total Loan Participations and Assignments (Cost $26,803)			23,543

CORPORATE BONDS & NOTES 61.7%

BANKING & FINANCE 30.0%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		27,410	15,213
Ally Financial, Inc.
8.000% due 11/01/2031		2,670	3,418
8.000% due 11/01/2031 (n)		2,762	3,515
American Homes 4 Rent LP
4.250% due 02/15/2028 (c)		31	31
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	5,800	8,468
Athene Holding Ltd.
4.125% due 01/12/2028		$76	75
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		4,554	4,534
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(n)	EUR	3,000	4,057
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$200	199
Banco do Brasil S.A.
6.250% due 04/15/2024 •(j)(k)		1,200	1,115
9.000% due 06/18/2024 •(j)(k)		900	972
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	5,800	2,196
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)(n)		500	692
Barclays PLC
3.250% due 01/17/2033	GBP	300	423
6.500% due 09/15/2019 •(j)(k)(n)	EUR	2,600	3,457
7.875% due 09/15/2022 •(j)(k)	GBP	7,210	11,612
8.000% due 12/15/2020 •(j)(k)(n)	EUR	7,340	10,558
Brighthouse Holdings LLC
6.500% due 07/27/2037 (j)		$70	78
Brookfield Finance, Inc.
3.900% due 01/25/2028		128	126
4.700% due 09/20/2047		290	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cantor Fitzgerald LP
6.500% due 06/17/2022 (n)		$13,100	$14,375
CBL & Associates LP
5.950% due 12/15/2026 (n)		3,324	3,068
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	5,276
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(j)(k)	EUR	1,600	2,318
Credit Agricole S.A.
7.500% due 06/23/2026 •(j)(k)	GBP	200	349
7.875% due 01/23/2024 •(j)(k)(n)		$250	284
Doctors Co.
6.500% due 10/15/2023 (n)		10,000	10,890
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	2,738	3,174
Equinix, Inc.
2.875% due 10/01/2025		100	125
2.875% due 02/01/2026		200	248
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (n)		$3,000	3,166
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (n)		390	409
GSPA Monetization Trust
6.422% due 10/09/2029		6,020	6,841
HSBC Holdings PLC
6.000% due 09/29/2023 •(j)(k)	EUR	2,600	3,878
Hunt Cos., Inc.
6.250% due 02/15/2026 (c)		$68	68
International Lease Finance Corp.
6.980% due 10/15/2018 ~		18,000	18,272
Iron Mountain, Inc.
5.250% due 03/15/2028		10	10
iStar, Inc.
4.625% due 09/15/2020		20	20
5.250% due 09/15/2022		70	70
Jefferies Finance LLC
7.250% due 08/15/2024		200	208
7.375% due 04/01/2020 (n)		1,200	1,228
Jefferies LoanCore LLC
6.875% due 06/01/2020 (n)		17,000	17,542
Letras del Banco Central de Argentina
0.000% due 04/18/2018 (h)	ARS	650	31
Life Storage LP
3.875% due 12/15/2027		$42	41
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)(k)(n)		8,600	11,500
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(j)	GBP	200	361
Midwest Family Housing LLC
6.631% due 01/01/2051 (n)		$4,852	4,197
Nationwide Building Society
10.250% ~(j)	GBP	36	8,172
Navient Corp.
5.625% due 08/01/2033 (n)		$11,234	10,195
6.500% due 06/15/2022		114	121
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		68	70
Oxford Finance LLC
6.375% due 12/15/2022		20	21
Physicians Realty LP
3.950% due 01/15/2028		90	88
Provident Funding Associates LP
6.375% due 06/15/2025		37	39
Rio Oil Finance Trust
9.250% due 07/06/2024		19,719	21,445
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		5,840	6,198
8.000% due 08/10/2025 •(j)(k)(n)		7,660	8,785
8.625% due 08/15/2021 •(j)(k)		3,700	4,139
Santander Holdings USA, Inc.
3.400% due 01/18/2023		84	83
4.400% due 07/13/2027		28	28

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	51

Schedule of Investments PIMCO High Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	1,895	$3,074
7.375% due 06/24/2022 •(j)(k)		6,363	10,395
Spirit Realty LP
4.450% due 09/15/2026 (n)		$2,300	2,252
Springleaf Finance Corp.
5.625% due 03/15/2023		1,700	1,708
6.125% due 05/15/2022		975	1,012
Starwood Property Trust, Inc.
4.750% due 03/15/2025		105	104
Vici Properties LLC
8.000% due 10/15/2023		4,414	4,977
Washington Prime Group LP
5.950% due 08/15/2024		46	47

			261,936

INDUSTRIALS 24.9%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		36	36
3.550% due 07/15/2031		26	26
3.700% due 07/15/2027		34	34
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,840	3,464
7.750% due 05/15/2022 (n)		$5,100	4,915
American Woodmark Corp.
4.875% due 03/15/2026 (c)		30	30
Andeavor Logistics LP
3.500% due 12/01/2022		16	16
4.250% due 12/01/2027		28	28
5.200% due 12/01/2047		28	30
Aramark Services, Inc.
5.000% due 02/01/2028		100	102
Avantor, Inc.
6.000% due 10/01/2024		36	36
Berry Global, Inc.
4.500% due 02/15/2026		116	116
BMC Software Finance, Inc.
8.125% due 07/15/2021 (n)		10,520	10,586
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(n)		6,210	6,233
Caesars Resort Collection LLC
5.250% due 10/15/2025		92	92
Charter Communications Operating LLC
4.200% due 03/15/2028		198	194
Cheniere Energy Partners LP
5.250% due 10/01/2025		49	50
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		120	120
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		48	48
Community Health Systems, Inc.
5.125% due 08/01/2021 (n)		3,450	3,234
6.250% due 03/31/2023 (n)		2,233	2,077
Crown Americas LLC
4.750% due 02/01/2026		96	97
CSC Holdings LLC
5.375% due 02/01/2028		200	200
CSN Resources S.A.
6.500% due 07/21/2020		770	749
DAE Funding LLC
4.000% due 08/01/2020		90	90
Diamond Resorts International, Inc.
10.750% due 09/01/2024		3,800	4,216
Discovery Communications LLC
2.500% due 09/20/2024	GBP	100	141
3.950% due 03/20/2028		$68	67
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (n)		11,130	11,102
EI Group PLC
6.000% due 10/06/2023	GBP	500	782
6.875% due 05/09/2025		6,600	10,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
7.750% due 02/01/2026		$14	$14
Exela Intermediate LLC
10.000% due 07/15/2023 (n)		172	171
Ferroglobe PLC
9.375% due 03/01/2022 (n)		2,250	2,455
Ford Motor Co.
7.700% due 05/15/2097 (n)		15,515	19,955
Fresh Market, Inc.
9.750% due 05/01/2023 (n)		9,300	6,533
Frontier Finance PLC
8.000% due 03/23/2022	GBP	6,600	9,785
General Shopping Finance Ltd.
10.000% due 03/05/2018 (j)		$5,300	5,195
General Shopping Investments Ltd.
0.000% due 03/20/2022 ^(e)(j)		1,500	1,140
12.000% due 03/20/2022 ^(e)(j)		1,000	760
goeasy Ltd.
7.875% due 11/01/2022		22	23
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,169	20,836
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		76	79
HCA, Inc.
5.500% due 06/15/2047		116	119
7.500% due 11/15/2095		3,462	3,631
Hologic, Inc.
4.375% due 10/15/2025		59	59
iHeartCommunications, Inc.
9.000% due 09/15/2022		6,800	4,964
IHS Markit Ltd.
4.000% due 03/01/2026		62	60
Ingevity Corp.
4.500% due 02/01/2026		60	60
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,600	1,260
7.250% due 10/15/2020 (n)		8,485	7,477
9.750% due 07/15/2025		175	161
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,615	2,567
8.125% due 06/01/2023 (n)		15,504	6,667
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,003	17,958
IRB Holding Corp.
6.750% due 02/15/2026 (c)		44	45
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (n)		338	279
Meredith Corp.
6.875% due 02/01/2026		112	115
Netflix, Inc.
4.875% due 04/15/2028		39	39
New Albertson’s, Inc.
6.570% due 02/23/2028		4,021	2,955
OI European Group BV
4.000% due 03/15/2023		49	49
Olin Corp.
5.000% due 02/01/2030		23	23
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		118	114
4.500% due 03/15/2023		234	224
5.250% due 08/15/2022		19	19
5.500% due 02/15/2024		54	54
Petroleos Mexicanos
6.500% due 03/13/2027		390	427
6.750% due 09/21/2047 (n)		340	357
PetSmart, Inc.
5.875% due 06/01/2025		161	125
Pitney Bowes, Inc.
4.700% due 04/01/2023		49	47
QVC, Inc.
5.950% due 03/15/2043 (n)		5,000	4,934
Radiate Holdco LLC
6.875% due 02/15/2023		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	13,100	$23,747
Safeway, Inc.
7.250% due 02/01/2031 (n)		$5,348	4,626
Scientific Games International, Inc.
5.000% due 10/15/2025		40	40
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025 (c)		76	76
Standard Industries, Inc.
4.750% due 01/15/2028		134	134
Sunoco LP
4.875% due 01/15/2023		94	96
5.500% due 02/15/2026		46	47
T-Mobile USA, Inc.
4.500% due 02/01/2026		44	44
4.750% due 02/01/2028		96	96
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	281	455
United Group BV
4.375% due 07/01/2022	EUR	100	128
4.875% due 07/01/2024		100	128
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$20	20
6.500% due 03/15/2022		127	133
7.000% due 03/15/2024		246	262
ViaSat, Inc.
5.625% due 09/15/2025		136	136
Viking Cruises Ltd.
5.875% due 09/15/2027		48	48
VOC Escrow Ltd.
5.000% due 02/15/2028 (c)		106	106
Waste Pro USA, Inc.
5.500% due 02/15/2026 (c)		32	33
Western Digital Corp.
4.750% due 02/15/2026		384	390
Westmoreland Coal Co.
8.750% due 01/01/2022		10,290	4,965
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	232
2.750% due 01/20/2024 ~		200	236
3.125% due 01/20/2025		200	229
5.000% due 01/20/2026		$200	183
Wynn Macau Ltd.
5.500% due 10/01/2027		200	201

			218,201

UTILITIES 6.8%
AT&T, Inc.
2.850% due 02/14/2023		290	290
3.400% due 08/14/2024 (n)		580	581
3.900% due 08/14/2027 (n)		520	521
4.900% due 08/14/2037 (n)		528	537
5.150% due 02/14/2050 (n)		792	804
5.300% due 08/14/2058 (n)		1,938	1,966
Calpine Corp.
5.250% due 06/01/2026		62	61
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,083
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		5,927	6,396
Genesis Energy LP
6.250% due 05/15/2026		46	46
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,200	16,046
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,792	1,779
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		2,639	1,514
Odebrecht Finance Ltd.
0.000% due 03/05/2018 (h)(j)		3,371	101

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		$4,182	$4,163
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		11,823	4,126
Petrobras Global Finance BV
5.299% due 01/27/2025		180	182
5.999% due 01/27/2028		237	240
6.125% due 01/17/2022		322	344
6.250% due 12/14/2026	GBP	8,600	13,576
6.625% due 01/16/2034		200	315
6.750% due 01/27/2041		$800	814
6.850% due 06/05/2115		288	286
7.250% due 03/17/2044		311	332
7.375% due 01/17/2027 (n)		2,407	2,674
8.750% due 05/23/2026		173	208
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	140	179
3.375% due 10/27/2036	GBP	100	143

			59,307

Total Corporate Bonds & Notes (Cost $501,735)			539,444

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
DISH Network Corp.
3.375% due 08/15/2026		$5,100	5,428

Total Convertible Bonds & Notes (Cost $5,100)			5,428

MUNICIPAL BONDS & NOTES 7.3%

CALIFORNIA 0.5%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,250
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025		1,500	1,695
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032		255	292

			4,237

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035		9,740	10,815

ILLINOIS 2.6%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040		11,000	11,258
7.517% due 01/01/2040		9,805	11,292
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		45	49
7.350% due 07/01/2035		30	34
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		365	356

			22,989

NEW YORK 0.2%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		1,800	1,800

TEXAS 1.1%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043		7,535	9,511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	$1,375	$1,239

WEST VIRGINIA 1.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	66,200	3,926
7.467% due 06/01/2047	9,865	9,632

		13,558

Total Municipal Bonds & Notes (Cost $57,361)		64,149

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
3.500% due 09/25/2027 (a)	466	51
6.877% (- 2.0*LIBOR01M + 10.000%) due 10/25/2041 ~	388	473
9.755% (- 4.0*LIBOR01M + 16.000%) due 05/25/2043 ~	611	536
10.000% (- 5.405*LIBOR01M + 42.703%) due 01/25/2034 ~	218	243
Freddie Mac
0.000% due 02/25/2046 - 08/25/2046 (b)(h)	21,772	16,623
0.100% due 02/25/2046 - 08/25/2046 (a)	193,157	523
2.559% due 11/25/2055 «~	14,167	8,046
4.000% due 08/15/2020 (a)	273	10
4.500% due 10/15/2037 (a)	804	80
4.541% (- 1.0*LIBOR01M + 6.100%) due 07/15/2035 ~(a)	1,238	108
4.641% (- 1.0*LIBOR01M + 6.200%) due 02/15/2042 ~(a)	2,196	246
5.000% (LIBOR01M) due 06/15/2033 ~(a)	1,621	231
5.581% (- 1.0*LIBOR01M + 7.140%) due 08/15/2036 ~(a)	731	144
9.881% (- 2.0*LIBOR01M + 13.000%) due 05/15/2033 ~	57	64
10.761% (US0001M + 9.200%) due 10/25/2027 ~	4,335	5,965
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	3,104	489
4.500% due 07/20/2042 (a)	261	43
4.689% (- 1.0*LIBOR01M + 6.250%) due 02/20/2042 ~(a)	8,858	834
5.000% due 09/20/2042 (a)	463	87

Total U.S. Government Agencies (Cost $35,382)		34,796

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.0%
Adjustable Rate Mortgage Trust
1.901% (US0001M + 0.340%) due 05/25/2036 ~	4,397	2,643
Banc of America Alternative Loan Trust
4.039% (- 1.0*US0001M + 5.600%) due 06/25/2046 ^~(a)	6,875	703
Banc of America Funding Trust
6.000% due 07/25/2037 ^	547	501
6.250% due 10/26/2036	10,026	8,301
Banc of America Mortgage Trust
3.556% due 02/25/2036 ^~	21	20
BCAP LLC Trust
4.981% due 03/26/2037	1,792	1,238
6.000% due 05/26/2037 ~	6,918	4,852
6.402% due 10/26/2036	7,215	6,505
7.018% due 09/26/2036 ~	6,637	6,189
12.678% due 06/26/2036 ~	2,483	973
Bear Stearns Adjustable Rate Mortgage Trust
3.455% due 11/25/2034 ~	70	65

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bellemeade Re Ltd.
7.852% (US0001M + 6.300%) due 07/25/2025 ~		$1,250	$1,291
Chase Mortgage Finance Trust
3.474% due 12/25/2035 ^~		23	23
3.541% due 09/25/2036 ^~		124	122
5.500% due 05/25/2036 ^		4	3
Citigroup Commercial Mortgage Trust
5.639% due 12/10/2049 ~		5,894	4,537
Citigroup Mortgage Loan Trust
3.602% due 07/25/2037 ^~		148	145
3.803% due 11/25/2035 ~		16,503	11,311
3.851% due 08/25/2037 ^~		422	362
6.500% due 09/25/2036		4,600	3,814
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		3,106	1,888
5.688% due 10/15/2048		3,400	1,710
Commercial Mortgage Loan Trust
3.816% due 12/10/2049 ~		2,610	1,602
Commercial Mortgage Trust
5.656% due 06/10/2046 ~		1,601	1,088
Countrywide Alternative Loan Trust
1.811% (US0001M + 0.250%) due 12/25/2046 ~		3,120	2,320
2.901% due 07/25/2046 ^~		33	33
3.439% (- 1.0*US0001M + 5.000%) due 04/25/2035 ~(a)		4,703	364
3.663% due 02/25/2037 ^~		297	290
4.989% due 07/25/2021 ^~		268	262
5.500% due 03/25/2036 ^		315	236
6.000% due 02/25/2037 ^		6,245	4,396
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		3,437	2,640
6.500% due 06/25/2036 ^		988	806
Countrywide Home Loan Mortgage Pass-Through Trust
3.386% due 09/20/2036 ^~		561	488
3.476% due 09/25/2047 ^~		55	52
3.789% (- 1.0*US0001M + 5.350%) due 12/25/2036 ~(a)		3,414	419
Credit Suisse Commercial Mortgage Trust
5.695% due 02/15/2039 ~		1,000	998
5.869% due 09/15/2040 ~		3,541	3,445
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		2,148	1,935
Epic Drummond Ltd.
0.000% due 01/25/2022 ~	EUR	215	265
Eurosail PLC
1.870% (BP0003M + 1.350%) due 06/13/2045 ~	GBP	3,347	3,520
4.520% (BP0003M + 4.000%) due 06/13/2045 ~		988	1,233
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	5,151	5,713
HarborView Mortgage Loan Trust
3.440% due 08/19/2036 ^~		$443	351
3.714% due 08/19/2036 ^~		30	28
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043	EUR	6,720	7,492
JPMorgan Alternative Loan Trust
3.196% due 03/25/2037 ^~		$7,370	6,894
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		5,100	3,721
5.623% due 05/12/2045		1,906	1,775
JPMorgan Mortgage Trust
3.116% due 07/27/2037 ~		5,236	1,987
5.059% (- 1.0*US0001M + 6.620%) due 01/25/2037 ^~(a)		20,421	4,377
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,398	1,075
5.562% due 02/15/2040 ~		1,377	887
Lehman XS Trust
1.781% (US0001M + 0.220%) due 06/25/2047 ~		3,725	3,296
Morgan Stanley Capital Trust
5.994% due 06/11/2049 ~		1,524	1,525

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	53

Schedule of Investments PIMCO High Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Motel 6 Trust
8.486% (LIBOR01M + 6.927%) due 08/15/2019 ~		$11,791	$11,965
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.708% due 04/25/2036 ^~		6,298	5,712
Nomura Resecuritization Trust
4.359% due 07/26/2035 ~		4,311	3,378
RBSSP Resecuritization Trust
7.774% due 06/26/2037 ~		4,474	3,834
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		619	609
6.250% due 09/25/2037 ^		5,144	3,681
6.500% due 08/25/2036 ^		865	527
Structured Adjustable Rate Mortgage Loan Trust
3.548% due 01/25/2036 ^~		194	152
3.558% due 04/25/2047 ~		671	510
Structured Asset Mortgage Investments Trust
1.751% (US0001M + 0.190%) due 07/25/2046 ^~		13,008	11,469
WaMu Mortgage Pass-Through Certificates Trust
2.991% due 05/25/2037 ^~		166	141
Washington Mutual Mortgage Pass-Through Certificates Trust
5.119% (- 1.0*US0001M + 6.680%) due 04/25/2037 ~(a)		12,587	3,051
6.500% due 03/25/2036 ^		8,285	6,784

Total Non-Agency Mortgage-Backed Securities (Cost $157,938)			174,522

ASSET-BACKED SECURITIES 15.9%
ACE Securities Corp. Home Equity Loan Trust
1.701% (US0001M + 0.140%) due 07/25/2036 ~		3,918	3,184
Airspeed Ltd.
1.829% (LIBOR01M + 0.270%) due 06/15/2032 ~		4,077	3,492
Apidos CLO
0.000% due 07/22/2026 ~		3,000	1,779
Argent Securities Trust
1.751% (US0001M + 0.190%) due 03/25/2036 ~		6,073	3,671
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		185,947	2,231
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		4,000	2,423
0.000% due 07/22/2026 (h)		3,000	1,689
Citigroup Mortgage Loan Trust
1.661% (US0001M + 0.100%) due 12/25/2036 ~		10,671	7,728
1.721% (US0001M + 0.160%) due 12/25/2036 ~		6,383	4,249
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,493
3.600% due 11/27/2028		1,197	1,494
4.500% due 11/27/2028		1,047	1,306
6.200% due 11/27/2028		1,296	1,623
Countrywide Asset-Backed Certificates Trust
1.831% (US0001M + 0.270%) due 09/25/2046 ~		$15,000	9,788
Duke Funding Ltd.
2.032% (LIBOR03M + 0.640%) due 08/07/2033 ~		17,715	6,820
Glacier Funding CDO Ltd.
1.583% (US0003M + 0.270%) due 08/04/2035 ~		7,480	1,955
GLG Euro CLO DAC
0.000% due 04/15/2028 ~	EUR	4,150	4,495
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~		1,000	1,063
Halcyon Loan Advisors European Funding BV
0.000% due 04/15/2030 ~		1,100	1,268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
1.751% (US0001M + 0.190%) due 02/25/2036 ~		$1,602	$1,131
Merrill Lynch Mortgage Investors Trust
1.721% (US0001M + 0.160%) due 04/25/2037 ~		972	618
5.953% due 03/25/2037		3,973	1,257
Morgan Stanley Mortgage Loan Trust
3.094% (US0006M + 1.250%) due 11/25/2036 ^~		866	465
5.965% due 09/25/2046 ^		7,783	4,486
NovaStar Mortgage Funding Trust
1.721% (US0001M + 0.160%) due 10/25/2036 ~		33,955	18,698
People’s Financial Realty Mortgage Securities Trust
1.721% (US0001M + 0.160%) due 09/25/2036 ~		22,242	7,217
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037		21	21
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,372	5,621
6.998% due 09/25/2037 ^		7,964	4,526
7.238% due 09/25/2037 ^		6,716	3,815
Sherwood Funding CDO Ltd.
1.915% (LIBOR01M + 0.360%) due 11/06/2039 ~		35,753	10,912
South Coast Funding Ltd.
2.010% (LIBOR03M + 0.600%) due 08/10/2038 ~		26,762	5,227
Taberna Preferred Funding Ltd.
1.771% (US0003M + 0.380%) due 08/05/2036 ~		652	521
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		12,762	10,210
Washington Mutual Asset-Backed Certificates Trust
1.711% (US0001M + 0.150%) due 05/25/2036 ~		267	234

Total Asset-Backed Securities (Cost $141,357)			138,710

SOVEREIGN ISSUES 5.3%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	2,920	2,622
3.375% due 01/15/2023		200	250
5.250% due 01/15/2028		200	253
6.250% due 11/09/2047		200	248
6.875% due 01/11/2048		$20	19
7.820% due 12/31/2033	EUR	14,045	20,267
23.225% (BADLARPP) due 10/04/2022 ~	ARS	84	7
24.897% (BADLARPP + 2.000%) due 04/03/2022 ~		89,562	4,860
26.230% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	86
27.778% (ARPP7DRR) due 06/21/2020 ~		125,692	7,060
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	14	18
4.900% due 09/15/2021		2,350	3,133
Oman Government International Bond
5.625% due 01/17/2028		$200	202
Peru Government International Bond
6.350% due 08/12/2028	PEN	4,000	1,415
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	25	31
3.000% due 02/24/2024		25	31
3.000% due 02/24/2025		25	31
3.000% due 02/24/2026		25	31
3.000% due 02/24/2027		25	30
3.000% due 02/24/2028		25	30
3.000% due 02/24/2029		25	30
3.000% due 02/24/2030		25	30
3.000% due 02/24/2031		25	30
3.000% due 02/24/2032		25	29
3.000% due 02/24/2033		25	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2034	EUR	25	$29
3.000% due 02/24/2035		25	29
3.000% due 02/24/2036		25	29
3.000% due 02/24/2037		25	29
3.000% due 02/24/2038		25	29
3.000% due 02/24/2039		25	29
3.000% due 02/24/2040		25	29
3.000% due 02/24/2041		25	29
3.000% due 02/24/2042		25	29
4.750% due 04/17/2019		3,000	3,875
Sri Lanka Government International Bond
6.200% due 05/11/2027		$200	211
Turkey Government International Bond
5.125% due 02/17/2028		1,200	1,180
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		365	97
9.250% due 09/15/2027 ^(e)		452	128

Total Sovereign Issues (Cost $41,830)			46,524

		SHARES
COMMON STOCKS 4.4%

CONSUMER DISCRETIONARY 1.0%
Caesars Entertainment Corp. (f)		584,951	8,160

ENERGY 0.5%
Forbes Energy Services Ltd. (f)(l)		66,131	767
Ocean Rig UDW, Inc. (f)		138,675	3,733
Warren Resources, Inc. «		23,043	31

			4,531

FINANCIALS 2.9%
TIG FinCo PLC «(l)		3,457,270	4,909
VICI Properties, Inc. (f)(l)		934,782	20,565

			25,474

Total Common Stocks (Cost $30,326)			38,165

WARRANTS 0.1%

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		1,795,000	591

Total Warrants (Cost $0)			591

PREFERRED SECURITIES 3.7%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (j)		1,840	2,171

INDUSTRIALS 3.4%
Sequa Corp.
9.000% «		33,284	29,956

Total Preferred Securities (Cost $35,451)			32,127

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (m) 0.7%
			6,308

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.450% due 04/18/2018 (h)(i)	ARS	1,830	89
Letras del Banco Central International
26.700% due 03/21/2018 (h)(i)		1,180	58

			147

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.0%
25.553% due 03/16/2018 - 09/14/2018 (g)(h)	ARS	8,370	$372

U.S. TREASURY BILLS 1.2%
1.387% due 02/15/2018 - 05/03/2018 (g)(h)(n)(p)(r)		$10,686	10,658

Total Short-Term Instruments (Cost $17,533)			17,485

Total Investments in Securities (Cost $1,050,816)			1,115,484

Total Investments 127.6% (Cost $1,050,816)			$1,115,484

MARKET VALUE (000S)
Financial Derivative Instruments (o)(q) (1.0)% (Cost or Premiums, net $141,614)	$(8,704)

Preferred Shares (11.7)%	(101,975)

Other Assets and Liabilities, net (14.9)%	(130,510)

Net Assets Applicable to Common Shareholders 100.0%	$874,295

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	10/09/2014 - 10/17/2016	$2,028	$767	0.09%
TIG FinCo PLC	04/02/2015 - 07/20/2017	4,632	4,909	0.56
VICI Properties, Inc.	11/19/2014 - 11/20/2017	12,650	20,565	2.35

		$19,310	$26,241	3.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.000%	01/31/2018	02/01/2018	$6,308	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(6,437)	$6,308	$6,308

Total Repurchase Agreements						$(6,437)	$6,308	$6,308

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	55

Schedule of Investments PIMCO High Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date			Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	01/09/2018	TBD	(3)		(1,646)	$(1,644)
	0.750	01/29/2018	TBD	(3)		(600)	(600)
	1.000	01/24/2018	TBD	(3)		(1,804)	(1,804)
BPS	2.150	01/29/2018	02/27/2018			(10,622)	(10,624)
JPS	1.960	01/19/2018	02/16/2018			(3,726)	(3,729)
RBC	2.310	01/10/2018	04/10/2018			(4,778)	(4,785)
RDR	1.910	12/12/2017	03/12/2018			(14,218)	(14,256)
RTA	2.165	12/07/2017	03/07/2018			(4,696)	(4,712)
	2.201	10/23/2017	04/23/2018			(6,773)	(6,815)
	2.213	12/12/2017	03/12/2018			(4,336)	(4,349)
	2.336	12/22/2017	03/22/2018			(6,228)	(6,244)
SOG	2.030	11/16/2017	02/16/2018			(18,625)	(18,706)
	2.080	01/26/2018	02/21/2018			(4,732)	(4,734)
	2.120	12/07/2017	03/07/2018			(4,187)	(4,201)
	2.190	12/11/2017	03/12/2018			(9,719)	(9,750)
	2.220	01/29/2018	04/03/2018			(4,263)	(4,264)
	2.559	07/12/2017	07/12/2018			(6,944)	(6,952)
	2.559	11/29/2017	07/12/2018			(2,134)	(2,134)
UBS	1.800	11/27/2017	02/27/2018			(2,144)	(2,151)
	1.940	12/05/2017	03/05/2018			(18,175)	(18,232)
	1.940	12/12/2017	03/12/2018			(4,226)	(4,238)
	2.050	09/11/2017	03/12/2018			(273)	(275)
	2.050	11/27/2017	02/27/2018			(3,184)	(3,196)
	2.050	11/28/2017	02/28/2018			(4,999)	(5,017)
	2.090	12/05/2017	03/05/2018			(3,218)	(3,229)
	2.090	12/11/2017	03/05/2018			(230)	(231)
	2.170	12/14/2017	03/14/2018			(5,403)	(5,419)
	6.250	01/31/2018	04/30/2018		EUR	(465)	(577)
	6.500	01/31/2018	04/30/2018			(2,380)	(2,955)
	6.750	01/31/2018	04/30/2018			(2,636)	(3,273)
	8.000	01/31/2018	04/30/2018			(7,276)	(9,034)

Total Reverse Repurchase Agreements							$(168,130)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(4,048)	$0	$(4,048)	$4,511	$463
BPS	0	(10,624)	0	(10,624)	11,825	1,201
FICC	6,308	0	0	6,308	(6,437)	(129)
JPS	0	(3,729)	0	(3,729)	3,859	130
RBC	0	(4,785)	0	(4,785)	5,445	660
RDR	0	(14,256)	0	(14,256)	14,675	419
RTA	0	(22,120)	0	(22,120)	25,047	2,927
SOG	0	(50,741)	0	(50,741)	55,511	4,770
UBS	0	(57,827)	0	(57,827)	62,448	4,621

Total Borrowings and Other Financing Transactions	$6,308	$(168,130)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(48,157)	$(106,839)	$(13,134)	$(168,130)

Total Borrowings	$0	$(48,157)	$(106,839)	$(13,134)	$(168,130)

Payable for reverse repurchase agreements					$(168,130)

(n) Securities with an aggregate market value of $183,320 have been pledged as collateral under the terms of the above master agreements as of January 31, 2018.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2018 was $(149,638) at a weighted average interest rate of 1.921%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Banco Espirito Santo S.A.	5.000%	Quarterly	09/20/2020	8.414%	EUR	5,000	$(978)	$566	$(412)	$18	$0
Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.443		300	(71)	46	(25)	0	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.812	$	9,600	(317)	(740)	(1,057)	0	(52)

							$(1,366)	$(128)	$(1,494)	$18	$(52)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(4)	3-Month USD-LIBOR	2.190%	Semi-Annual	12/28/2022	$	1,000,000	$(2,087)	$(16,755)	$(18,842)	$0	$(884)
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		423,900	8,222	5,483	13,705	356	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,100	55	(117)	(62)	0	0
Pay(4)	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		617,800	110,477	(33,474)	77,003	1,725	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		753,500	28,854	30,074	58,928	0	(2,157)
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	21,400	(121)	370	249	0	(20)
Receive(4)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		2,200	1	40	41	0	(2)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	55,200	(1,911)	2,616	705	323	0

							$143,490	$(11,763)	$131,727	$2,404	$(3,063)

Total Swap Agreements							$142,124	$(11,891)	$130,233	$2,422	$(3,115)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$2,422	$2,422	$0	$0	$(3,115)	$(3,115)

(p)	Securities with an aggregate market value of $605 and cash of $22,101 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	57

Schedule of Investments PIMCO High Income Fund (Cont.)

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2018	EUR	77,222		$93,041	$0	$(2,834)
	02/2018	GBP	84,681		114,776	0	(5,459)
	02/2018	NZD	2,888		2,112	0	(16)
	02/2018		$706	RUB	40,109	6	0
BPS	02/2018	BRL	61		$19	0	0
	02/2018		$19	BRL	61	0	0
	03/2018	PEN	6,481		$2,010	1	(2)
	03/2018		$2,121	PEN	6,899	20	0
CBK	02/2018	EUR	2,466		$2,980	0	(82)
	02/2018	GBP	3,819		5,409	15	(28)
	02/2018	RUB	33,197		586	0	(4)
	02/2018		$8,484	GBP	6,266	413	0
	02/2018		467	RUB	26,575	4	0
	03/2018	ARS	590		$29	0	0
	03/2018	PEN	83		26	0	0
	03/2018		$192	RUB	10,933	2	0
	05/2018		580		33,197	4	0
DUB	02/2018	BRL	130		$40	0	(1)
	02/2018		$41	BRL	130	0	0
	02/2018		116,011	GBP	82,234	749	0
	02/2018		131	RUB	7,435	1	0
	03/2018	GBP	82,234		$116,126	0	(755)
	03/2018	PEN	1,832		568	0	(1)
FBF	02/2018	BRL	138		43	0	(1)
	02/2018	RUB	207,077		3,698	21	0
	02/2018		$44	BRL	138	0	0
	02/2018		2,901	RUB	164,952	28	0
	04/2018	ARS	590		$29	0	0
	05/2018		$3,656	RUB	207,077	0	(22)
GLM	02/2018	BRL	244		$75	0	(1)
	02/2018		$77	BRL	244	0	(1)
	02/2018		669	RUB	38,142	8	0
	03/2018		16,200	EUR	12,990	0	(44)
HUS	02/2018		2,292	RUB	130,286	20	0
	03/2018	ARS	590		$29	0	0
	03/2018	PEN	2,279		707	0	0
	04/2018	ARS	1,890		93	0	0
	05/2018		$625	RUB	36,104	9	0
JPM	02/2018		98,524	EUR	79,688	412	0
	03/2018	EUR	79,688		$98,696	0	(414)
	03/2018	PEN	846		263	1	0
MSB	02/2018		$388	RUB	22,038	3	0
SOG	02/2018		111		6,306	1	0
UAG	02/2018		229		13,008	2	0

Total Forward Foreign Currency Contracts						$1,720	$(9,665)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.446%	$	1,700	$(332)	$188	$0	$(144)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446		2,200	(437)	251	0	(186)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446		2,800	(581)	345	0	(236)

								$(1,350)	$784	$0	$(566)

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023	$500,000	$840	$(340)	$500	$0

Total Swap Agreements							$(510)	$444	$500	$(566)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$6	$0	$0	$6	$(8,309)	$0	$0	$(8,309)	$(8,303)	$7,882	$(421)
BPS	21	0	0	21	(2)	0	(144)	(146)	(125)	184	59
CBK	438	0	0	438	(114)	0	0	(114)	324	(330)	(6)
DUB	750	0	0	750	(757)	0	0	(757)	(7)	0	(7)
FBF	49	0	0	49	(23)	0	0	(23)	26	0	26
GLM	8	0	0	8	(46)	0	0	(46)	(38)	0	(38)
GST	0	0	0	0	0	0	(186)	(186)	(186)	233	47
HUS	29	0	0	29	0	0	(236)	(236)	(207)	207	(0)
JPM	413	0	0	413	(414)	0	0	(414)	(1)	0	(1)
MSB	3	0	0	3	0	0	0	0	3	0	3
MYC	0	0	500	500	0	0	0	0	500	(1,460)	(960)
SOG	1	0	0	1	0	0	0	0	1	0	1
UAG	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$1,720	$0	$500	$2,220	$(9,665)	$0	$(566)	$(10,231)

(r)	Securities with an aggregate market value of $8,505 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	59

Schedule of Investments PIMCO High Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$18	$0	$0	$2,404	$2,422

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,720	$0	$1,720
Swap Agreements	0	0	0	0	500	500

	$0	$0	$0	$1,720	$500	$2,220

	$0	$18	$0	$1,720	$2,904	$4,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$52	$0	$0	$3,063	$3,115

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,665	$0	$9,665
Swap Agreements	0	566	0	0	0	566

	$0	$566	$0	$9,665	$0	$10,231

	$0	$618	$0	$9,665	$3,063	$13,346

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$401	$0	$0	$6,916	$7,317

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,790)	$0	$(7,790)
Swap Agreements	0	67	0	0	4,298	4,365

	$0	$67	$0	$(7,790)	$4,298	$(3,425)

	$0	$468	$0	$(7,790)	$11,214	$3,892

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$354	$0	$0	$(13,293)	$(12,939)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,234)	$0	$(3,234)
Swap Agreements	0	472	0	0	(3,824)	(3,352)

	$0	$472	$0	$(3,234)	$(3,824)	$(6,586)

	$0	$826	$0	$(3,234)	$(17,117)	$(19,525)

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,976	$567	$23,543
Corporate Bonds & Notes
Banking & Finance	31	261,905	0	261,936
Industrials	106	218,095	0	218,201
Utilities	0	59,307	0	59,307
Convertible Bonds & Notes
Industrials	0	5,428	0	5,428
Municipal Bonds & Notes
California	0	4,237	0	4,237
District of Columbia	0	10,815	0	10,815
Illinois	0	22,989	0	22,989
New York	0	1,800	0	1,800
Texas	0	9,511	0	9,511
Virginia	0	1,239	0	1,239
West Virginia	0	13,558	0	13,558
U.S. Government Agencies	0	26,750	8,046	34,796
Non-Agency Mortgage-Backed Securities	0	174,522	0	174,522
Asset-Backed Securities	0	138,710	0	138,710
Sovereign Issues	0	46,524	0	46,524
Common Stocks
Consumer Discretionary	8,160	0	0	8,160
Energy	4,500	0	31	4,531
Financials	20,565	0	4,909	25,474
Warrants
Industrials	0	0	591	591
Preferred Securities
Banking & Finance	0	2,171	0	2,171
Industrials	0	0	29,956	29,956

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$6,308	$0	$6,308
Short-Term Notes	0	147	0	147
Argentina Treasury Bills	0	372	0	372
U.S. Treasury Bills	0	10,658	0	10,658

Total Investments	$33,362	$1,038,022	$44,100	$1,115,484

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,422	0	2,422
Over the counter	0	2,220	0	2,220

	$0	$4,642	$0	$4,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,115)	0	(3,115)
Over the counter	0	(10,231)	0	(10,231)

	$0	$(13,346)	$0	$(13,346)

Total Financial Derivative Instruments	$0	$(8,704)	$0	$(8,704)

Totals	$33,362	$1,029,318	$44,100	$1,106,780

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,607	$116	$(450)	$13	$0	$(10)	$143	$(852)	$567	$4
Corporate Bonds & Notes
Banking & Finance	7,218	0	(259)	2	15	(57)	0	(6,919)	0	0
Industrials	10,403	0	(10,403)	0	106	(106)	0	0	0	0
U.S. Government Agencies	8,136	0	(74)	107	29	(152)	0	0	8,046	(154)
Common Stocks
Energy	31	0	0	0	0	0	0	0	31	0
Financials	4,561	0	0	0	0	348	0	0	4,909	348
Warrants
Industrials	842	0	0	0	0	(251)	0	0	591	(251)
Preferred Securities
Industrials	32,467	0	0	0	0	(2,511)	0	0	29,956	(2,511)

Totals	$65,265	$116	$(11,186)	$122	$150	$(2,739)	$143	$(7,771)	$44,100	$(2,564)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	61

Schedule of Investments PIMCO High Income Fund (Cont.)

January 31, 2018 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$298	Other Valuation Techniques(2)	—	—
	269	Third Party Vendor	Broker Quote	100.250-102.000
U.S. Government Agencies	8,046	Proxy Pricing	Base Price	56.797
Common Stocks
Energy	31	Other Valuation Techniques(2)	—	—
Financials	4,909	Other Valuation Techniques(2)	—	—
Warrants
Industrials	591	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	29,956	Indicative Market Quotation	Broker Quote	$900.000

Total	$44,100

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Strategy Fund

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.8%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		50	49
Avantor, Inc.
5.561% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.818% (LIBOR03M + 2.250%) due 01/02/2025 ~		20	20
BMC Software Finance, Inc.
4.824% due 09/10/2022		3,541	3,561
Caesars Resort Collection LLC
4.323% (LIBOR03M + 2.750%) due 12/22/2024 ~		200	203
California Resources Corp.
6.306% due 12/31/2022		100	102
Centene Corp.
TBD% due 09/13/2018		800	800
Forbes Energy Services LLC
7.000% due 04/13/2021		167	172
Frontier Communications Corp.
5.330% (LIBOR03M + 3.750%) due 06/15/2024 ~		299	294
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		8,800	6,743
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		60	60
Multi Color Corp.
3.823% (LIBOR03M + 2.250%) due 10/31/2024 ~		8	8
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		50	48
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		100	100
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		109	111
10.752% (LIBOR03M + 9.000%) due 04/28/2022 «~		40	41
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		200	202
Sprint Communications, Inc.
4.125% (LIBOR03M + 2.500%) due 02/02/2024 ~		794	797
Team Health Holdings, Inc.
4.323% (LIBOR03M + 2.750%) due 02/06/2024 ~		99	97
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	100	125
UPC Financing Partnership
4.059% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	101
West Corp.
5.573% (LIBOR03M + 4.000%) due 10/10/2024 ~		45	46
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		456	231

Total Loan Participations and Assignments (Cost $15,459)			14,093

CORPORATE BONDS & NOTES 56.5%

BANKING & FINANCE 28.7%
Ally Financial, Inc.
8.000% due 11/01/2031		2,427	3,104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Homes 4 Rent LP
4.250% due 02/15/2028 (c)		$11	$11
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	300	438
Athene Holding Ltd.
4.125% due 01/12/2028		$24	24
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(n)	EUR	1,000	1,352
Banco do Brasil S.A.
6.250% due 04/15/2024 •(j)(k)		$500	465
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	3,800	1,439
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(n)		200	277
Barclays Bank PLC
14.000% due 06/15/2019 •(j)	GBP	3,700	6,069
Barclays PLC
3.250% due 01/17/2033		100	141
6.500% due 09/15/2019 •(j)(k)(n)	EUR	800	1,064
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$400	407
6.500% due 03/20/2021		2,400	2,446
Brighthouse Holdings LLC
6.500% due 07/27/2037 (j)		35	39
Brookfield Finance, Inc.
3.900% due 01/25/2028		42	41
4.700% due 09/20/2047		96	98
Cantor Fitzgerald LP
6.500% due 06/17/2022 (n)		3,000	3,292
CBL & Associates LP
5.950% due 12/15/2026		1,046	966
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,050	5,364
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(j)(k)	EUR	400	579
Credit Suisse Group AG
7.500% due 12/11/2023 •(j)(k)		$3,540	4,036
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	846	981
EPR Properties
4.750% due 12/15/2026 (n)		$1,500	1,523
Equinix, Inc.
2.875% due 02/01/2026	EUR	100	124
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$1,700	1,794
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		130	136
GSPA Monetization Trust
6.422% due 10/09/2029 (n)		1,696	1,927
HSBC Holdings PLC
6.000% due 09/29/2023 •(j)(k)	EUR	1,800	2,684
Hunt Cos., Inc.
6.250% due 02/15/2026 (c)		$22	22
Iron Mountain, Inc.
5.250% due 03/15/2028		4	4
iStar, Inc.
4.625% due 09/15/2020		7	7
5.250% due 09/15/2022		23	23
Jefferies Finance LLC
6.875% due 04/15/2022		3,800	3,914
7.375% due 04/01/2020		915	936
7.500% due 04/15/2021		200	209
Life Storage LP
3.875% due 12/15/2027		14	14
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)		300	401
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(j)(k)	GBP	2,200	3,968
MPT Operating Partnership LP
5.250% due 08/01/2026		$240	248
Nationwide Building Society
10.250% due 01/01/1900 ~(j)	GBP	6	1,273

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
4.875% due 06/17/2019		$200	$203
5.500% due 01/15/2019 (n)		4,030	4,106
5.625% due 08/01/2033		41	37
6.500% due 06/15/2022		38	40
OneMain Financial Holdings LLC
7.250% due 12/15/2021		16	17
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		792	819
Oxford Finance LLC
6.375% due 12/15/2022		6	6
Physicians Realty LP
3.950% due 01/15/2028		30	29
Provident Funding Associates LP
6.375% due 06/15/2025		13	14
Rio Oil Finance Trust
9.250% due 07/06/2024		3,205	3,486
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		1,400	1,486
8.000% due 08/10/2025 •(j)(k)(n)		3,000	3,441
8.625% due 08/15/2021 •(j)(k)		1,000	1,119
Santander Holdings USA, Inc.
3.400% due 01/18/2023		28	28
4.400% due 07/13/2027		10	10
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	1,950	3,163
7.375% due 06/24/2022 •(j)(k)		1,800	2,941
Spirit Realty LP
4.450% due 09/15/2026 (n)		$700	685
Springleaf Finance Corp.
5.625% due 03/15/2023		600	603
6.125% due 05/15/2022		323	335
8.250% due 10/01/2023		1,300	1,436
Starwood Property Trust, Inc.
4.750% due 03/15/2025		35	35
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,123	3,421
6.052% due 10/13/2039		1,226	2,068
Vici Properties LLC
8.000% due 10/15/2023		$955	1,077
Washington Prime Group LP
5.950% due 08/15/2024		15	15
WP Carey, Inc.
4.250% due 10/01/2026 (n)		1,400	1,409

			83,869

INDUSTRIALS 20.5%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		12	12
3.550% due 07/15/2031		8	8
3.700% due 07/15/2027		12	12
Altice Financing S.A.
7.500% due 05/15/2026		1,500	1,561
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	440	537
7.750% due 05/15/2022		$2,200	2,120
American Woodmark Corp.
4.875% due 03/15/2026 (c)		10	10
Andeavor Logistics LP
3.500% due 12/01/2022		6	6
4.250% due 12/01/2027		10	10
5.200% due 12/01/2047		10	11
Aramark Services, Inc.
5.000% due 02/01/2028		30	30
Avantor, Inc.
6.000% due 10/01/2024		12	12
Berry Global, Inc.
4.500% due 02/15/2026		40	40
BMC Software Finance, Inc.
8.125% due 07/15/2021		520	523
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		1,809	1,816

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	63

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Resort Collection LLC
5.250% due 10/15/2025		$30	$30
Charter Communications Operating LLC
4.200% due 03/15/2028		66	65
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	108
Cheniere Energy Partners LP
5.250% due 10/01/2025		15	15
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		62	62
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		16	16
Community Health Systems, Inc.
5.125% due 08/01/2021 (n)		1,190	1,116
6.250% due 03/31/2023		677	630
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		567	610
Crown Americas LLC
4.750% due 02/01/2026		32	32
CSN Resources S.A.
6.500% due 07/21/2020		256	249
DAE Funding LLC
4.000% due 08/01/2020		30	30
Diamond Resorts International, Inc.
10.750% due 09/01/2024		1,200	1,331
Discovery Communications LLC
3.950% due 03/20/2028		23	23
EI Group PLC
6.875% due 02/15/2021	GBP	2,360	3,728
Ensco PLC
7.750% due 02/01/2026		$4	4
Exela Intermediate LLC
10.000% due 07/15/2023		57	57
Ferroglobe PLC
9.375% due 03/01/2022		700	764
Ford Motor Co.
7.700% due 05/15/2097 (n)		7,435	9,563
Fresh Market, Inc.
9.750% due 05/01/2023		3,313	2,327
goeasy Ltd.
7.875% due 11/01/2022		8	9
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		26	27
HCA, Inc.
4.500% due 02/15/2027		400	399
5.500% due 06/15/2047		38	39
7.500% due 11/15/2095		1,050	1,101
Hologic, Inc.
4.375% due 10/15/2025		20	20
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,000	730
IHS Markit Ltd.
4.000% due 03/01/2026		21	20
Ingevity Corp.
4.500% due 02/01/2026		20	20
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,585	3,159
9.750% due 07/15/2025		56	52
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,279	2,414
8.125% due 06/01/2023		524	225
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		4,263	4,252
IRB Holding Corp.
6.750% due 02/15/2026 (c)		14	14
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (n)		200	237
Kinder Morgan, Inc.
7.750% due 01/15/2032 (n)		800	1,032
7.800% due 08/01/2031 (n)		1,600	2,046
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		404	333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/15/2025		$180	$147
Meredith Corp.
6.875% due 02/01/2026		38	39
Netflix, Inc.
4.875% due 04/15/2028		14	14
New Albertson’s, Inc.
6.570% due 02/23/2028		2,800	2,058
OI European Group BV
4.000% due 03/15/2023		17	17
Olin Corp.
5.000% due 02/01/2030		6	6
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		39	38
4.500% due 03/15/2023		78	75
5.250% due 08/15/2022		6	6
5.500% due 02/15/2024		18	18
Petroleos Mexicanos
6.500% due 03/13/2027		220	240
6.750% due 09/21/2047		110	115
PetSmart, Inc.
5.875% due 06/01/2025		53	41
Pitney Bowes, Inc.
4.700% due 04/01/2023		18	17
QVC, Inc.
4.375% due 03/15/2023		202	205
5.950% due 03/15/2043		2,305	2,275
Radiate Holdco LLC
6.875% due 02/15/2023		30	30
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	1,269
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (n)		$1,200	1,343
Safeway, Inc.
7.250% due 02/01/2031		470	407
Scientific Games International, Inc.
5.000% due 10/15/2025		13	13
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025 (c)		26	26
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	500	703
6.582% due 12/28/2027		700	1,049
Standard Industries, Inc.
4.750% due 01/15/2028		$42	42
Sunoco LP
4.875% due 01/15/2023		32	33
5.500% due 02/15/2026		16	16
T-Mobile USA, Inc.
4.500% due 02/01/2026		14	14
4.750% due 02/01/2028		32	32
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,807	2,932
6.542% due 03/30/2021		443	678
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	123
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		42	44
7.000% due 03/15/2024		81	86
ViaSat, Inc.
5.625% due 09/15/2025		44	44
Viking Cruises Ltd.
5.875% due 09/15/2027		16	16
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	200	290
VOC Escrow Ltd.
5.000% due 02/15/2028 (c)		$36	36
Waste Pro USA, Inc.
5.500% due 02/15/2026 (c)		10	10
Western Digital Corp.
4.750% due 02/15/2026		128	130
Westmoreland Coal Co.
8.750% due 01/01/2022		2,930	1,414

			59,698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 7.3%
AT&T, Inc.
2.850% due 02/14/2023		$100	$100
3.400% due 08/14/2024 (n)		190	190
3.900% due 08/14/2027 (n)		170	170
4.900% due 08/14/2037 (n)		176	179
5.150% due 02/14/2050 (n)		264	268
5.300% due 08/14/2058 (n)		680	690
Calpine Corp.
5.250% due 06/01/2026		22	22
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		1,347	1,454
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (n)		4,600	5,044
Genesis Energy LP
6.250% due 05/15/2026		16	16
Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	7,640
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		84	83
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		124	71
Odebrecht Finance Ltd.
0.000% due 03/02/2018 - 03/05/2018 (h)(j)		450	14
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		838	834
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		2,370	827
Petrobras Global Finance BV
5.299% due 01/27/2025		1,048	1,057
5.999% due 01/27/2028		77	78
6.125% due 01/17/2022		193	206
6.625% due 01/16/2034	GBP	100	157
6.750% due 01/27/2041		$1,200	1,221
7.250% due 03/17/2044		102	109
7.375% due 01/17/2027		327	363
Sprint Capital Corp.
6.900% due 05/01/2019		600	627

			21,420

Total Corporate Bonds & Notes (Cost $158,357)			164,987

CONVERTIBLE BONDS & NOTES 0.9%

INDUSTRIALS 0.9%
Caesars Entertainment Corp.
5.000% due 10/01/2024 (l)		486	1,023
DISH Network Corp.
3.375% due 08/15/2026		1,600	1,703

Total Convertible Bonds & Notes (Cost $2,506)			2,726

MUNICIPAL BONDS & NOTES 5.8%

CALIFORNIA 0.8%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		600	676
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		1,600	1,726

			2,402

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		6,000	6,910
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		30	32

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	$60	$65
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	120	117

		7,146

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	395	356

WEST VIRGINIA 2.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	21,900	1,298
7.467% due 06/01/2047	5,900	5,761

		7,059

Total Municipal Bonds & Notes (Cost $15,054)		16,963

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
3.500% due 12/25/2032 (a)	656	87
4.000% due 11/25/2042 (a)	2,354	384
5.111% (US0001M + 3.550%) due 07/25/2029 ~	420	458
7.311% (US0001M + 5.750%) due 07/25/2029 ~	570	684
10.297% (- 3.0*LIBOR01M + 15.000%) due 12/25/2040 ~	132	165
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)	5,938	4,520
0.100% due 02/25/2046 - 08/25/2046 (a)	59,140	166
0.200% due 04/25/2045 (a)	2,802	5
2.559% due 11/25/2055 «~	4,103	2,331
6.865% (- 2.0*LIBOR01M + 10.000%) due 11/15/2040 ~	229	244
9.111% (US0001M + 7.550%) due 12/25/2027 ~	1,497	1,885
12.311% (US0001M + 10.750%) due 03/25/2025 ~	293	405

Total U.S. Government Agencies (Cost $10,850)		11,334

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.7%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	49	46
Banc of America Funding Trust
6.000% due 08/25/2036 ^	1,591	1,563
BCAP LLC Trust
3.354% due 03/27/2036 ~	1,053	689
4.981% due 03/26/2037	457	316
12.678% due 06/26/2036 ~	219	86
Bear Stearns ALT-A Trust
1.881% (US0001M + 0.320%) due 06/25/2046 ^~	2,196	2,145
3.451% due 09/25/2047 ^~	3,183	2,632
3.483% due 11/25/2036 ^~	253	218
3.720% due 09/25/2035 ^~	301	258
Bear Stearns Commercial Mortgage Securities Trust
5.720% due 04/12/2038 ~	100	79
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	552	564
Chase Mortgage Finance Trust
3.474% due 12/25/2035 ^~	5	5
6.000% due 02/25/2037 ^	502	409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2037 ^		$353	$320
6.250% due 10/25/2036 ^		1,033	873
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		59	59
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		22	13
5.688% due 10/15/2048		4,035	2,029
Commercial Mortgage Loan Trust
3.816% due 12/10/2049 ~		938	576
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,396	1,179
6.000% due 08/25/2037 ^~		616	491
Countrywide Alternative Loan Trust
1.911% (US0001M + 0.350%) due 05/25/2037 ^~		213	116
3.448% due 04/25/2036 ^~		675	621
5.500% due 03/25/2035		159	124
5.500% due 12/25/2035 ^		1,899	1,673
5.500% due 03/25/2036 ^		87	65
5.750% due 01/25/2035		197	197
6.000% due 02/25/2035		206	207
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		254	228
6.000% due 04/25/2037 ^		653	504
6.250% due 11/25/2036 ^		432	387
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		996	765
6.500% due 08/25/2036 ^		278	188
Countrywide Home Loan Mortgage Pass-Through Trust
3.550% due 02/20/2035 ~		22	22
5.500% due 10/25/2035 ^		368	353
6.250% due 09/25/2036 ^		316	261
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.502% (US0001M + 1.300%) due 06/25/2034 ~		2,030	1,758
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	66	82
Eurosail PLC
4.520% (BP0003M + 4.000%) due 06/13/2045 ~	GBP	239	298
GS Mortgage Securities Trust
5.622% due 11/10/2039		$438	413
GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		57	75
6.000% due 02/25/2036 ^		2,440	1,991
HarborView Mortgage Loan Trust
2.278% (US0001M + 0.720%) due 01/19/2035 ~		126	122
3.602% due 07/19/2035 ~		32	28
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,686	1,136
JPMorgan Alternative Loan Trust
3.196% due 03/25/2037 ^~		938	878
3.467% due 03/25/2036 ^~		1,095	1,018
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		613	571
JPMorgan Mortgage Trust
3.519% due 02/25/2036 ^~		247	224
3.537% due 01/25/2037 ^~		282	278
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		435	334
5.562% due 02/15/2040 ~		400	257
Lehman XS Trust
1.781% (US0001M + 0.220%) due 06/25/2047 ~		1,154	1,020
Merrill Lynch Mortgage Investors Trust
3.298% due 03/25/2036 ^~		1,085	835
Morgan Stanley Capital Trust
5.994% due 06/11/2049 ~		522	523
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		2,740	1,325
Motel 6 Trust
8.486% due 08/15/2019 ~		495	503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		$582	$459
6.000% due 07/25/2037 ^		749	556
6.250% due 09/25/2037 ^		1,319	944
Residential Funding Mortgage Securities, Inc. Trust
4.643% due 08/25/2036 ^~		788	741
6.000% due 09/25/2036 ^		131	125
6.000% due 06/25/2037 ^		1,595	1,537
Structured Adjustable Rate Mortgage Loan Trust
3.531% due 11/25/2036 ^~		986	957
3.548% due 01/25/2036 ^~		834	656
3.888% due 03/25/2037 ^~		310	261
4.011% due 07/25/2036 ^~		320	284
Suntrust Adjustable Rate Mortgage Loan Trust
3.617% due 04/25/2037 ^~		879	751
3.710% due 02/25/2037 ^~		165	149
WaMu Mortgage Pass-Through Certificates Trust
2.237% (COF 11 + 1.500%) due 12/25/2046 ~		323	318
3.241% due 02/25/2037 ^~		319	308
3.271% due 10/25/2036 ^~		479	444
Wells Fargo Mortgage-Backed Securities Trust
3.422% due 07/25/2036 ^~		154	156
5.750% due 03/25/2037 ^		145	144
6.000% due 06/25/2037 ^		75	75

Total Non-Agency Mortgage-Backed Securities (Cost $38,571)			42,795

ASSET-BACKED SECURITIES 26.3%
Adagio CLO DAC
0.000% due 04/30/2031 «~	EUR	1,750	1,906
Airspeed Ltd.
1.829% (LIBOR01M + 0.270%) due 06/15/2032 ~		$1,345	1,152
Apidos CLO
0.000% due 01/20/2031 ~		2,200	2,060
Argent Securities Trust
1.751% (US0001M + 0.190%) due 03/25/2036 ~		7,704	4,656
Asset-Backed Funding Certificates Trust
1.711% (US0001M + 0.150%) due 10/25/2036 ~		6,177	5,455
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		231	184
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		85,896	1,031
BlueMountain CLO Ltd.
7.172% (US0003M + 5.450%) due 04/13/2027 ~		1,000	1,010
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		1,200	727
0.000% due 07/22/2026 (h)		1,000	563
Citigroup Mortgage Loan Trust
1.711% (US0001M + 0.150%) due 12/25/2036 ~		3,778	2,040
1.721% (US0001M + 0.160%) due 12/25/2036 ~		2,003	1,333
Countrywide Asset-Backed Certificates
1.701% (US0001M + 0.140%) due 06/25/2047 ^~		820	754
1.761% (US0001M + 0.200%) due 06/25/2047 ~		5,145	4,289
1.821% (US0001M + 0.260%) due 09/25/2046 ^~		3,189	2,880
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	250	266
GSAMP Trust
1.821% (US0001M + 0.260%) due 02/25/2046 ~		$4,035	3,406
2.536% (US0001M + 0.975%) due 03/25/2035 ^~		6,703	5,446
Highbridge Loan Management Ltd.
6.841% (US0003M + 5.450%) due 05/05/2027 ~		1,000	1,002

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	65

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
1.851% (US0001M + 0.290%) due 01/25/2036 ~		$253	$248
JPMorgan Mortgage Acquisition Trust
1.881% (US0001M + 0.320%) due 04/25/2036 ~		6,000	5,372
Lehman XS Trust
6.290% due 06/24/2046		1,939	1,965
Merrill Lynch Mortgage Investors Trust
1.721% (US0001M + 0.160%) due 04/25/2037 ~		292	185
Morgan Stanley Mortgage Loan Trust
1.681% (US0001M + 0.120%) due 04/25/2037 ~		3,688	1,923
6.250% due 07/25/2047 ^~		372	267
Residential Asset Mortgage Products Trust
1.841% (US0001M + 0.280%) due 09/25/2036 ~		307	292
Residential Asset Securities Corp. Trust
2.266% (US0001M + 0.705%) due 09/25/2035 ~		13,627	12,556
Securitized Asset-Backed Receivables LLC Trust
1.701% (US0001M + 0.140%) due 05/25/2036 ~		5,624	3,668
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		1	1,347
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		2	1,625
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		2,100	1,109
0.000% due 09/25/2040 «(h)		846	486
South Coast Funding Ltd.
2.010% (LIBOR03M + 0.600%) due 08/10/2038 ~		5,844	1,141
Symphony CLO Ltd.
6.322% (US0003M + 4.600%) due 07/14/2026 ~		1,000	999
Taberna Preferred Funding Ltd.
1.771% (US0003M + 0.380%) due 08/05/2036 ~		217	174
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		4,073	3,258

Total Asset-Backed Securities (Cost $71,833)			76,775

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	1,274	1,144
3.375% due 01/15/2023		100	125
5.000% due 01/15/2027		100	126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 01/15/2028	EUR	100	$126
6.250% due 11/09/2047		100	124
6.875% due 01/11/2048		$7	7
7.820% due 12/31/2033	EUR	4,944	7,135
23.225% (BADLARPP) due 10/04/2022 ~	ARS	28	2
24.897% (BADLARPP + 2.000%) due 04/03/2022 ~		30,152	1,636
26.230% (BADLARPP + 3.250%) due 03/01/2020 ~		700	38
27.778% due 06/21/2020 ~		28,185	1,583
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,705	2,147
4.900% due 09/15/2021		700	933
Peru Government International Bond
6.350% due 08/12/2028	PEN	1,300	460
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	300	388
Turkey Government International Bond
5.125% due 02/17/2028		$400	393
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		120	32
9.250% due 09/15/2027 ^(e)		151	43

Total Sovereign Issues (Cost $14,862)			16,442

		SHARES
COMMON STOCKS 3.0%

CONSUMER DISCRETIONARY 1.1%
Caesars Entertainment Corp. (f)		227,344	3,171

ENERGY 0.2%
Forbes Energy Services Ltd. (f)(l)		13,350	155
Ocean Rig UDW, Inc. (f)		19,414	523

			678

FINANCIALS 1.7%
TIG FinCo PLC «(l)		383,023	544
VICI Properties, Inc. (f)(l)		202,347	4,451

			4,995

Total Common Stocks (Cost $6,756)			8,844

WARRANTS 0.1%

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		394,000	130

Total Warrants (Cost $0)			130

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.1%

BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (j)		2,015	$2,378

INDUSTRIALS 2.3%
Sequa Corp.
9.000% «		7,299	6,569

Total Preferred Securities (Cost $9,672)			8,947

SHORT-TERM INSTRUMENTS 3.4%

REPURCHASE AGREEMENTS (m) 2.2%

			6,333

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.0%
25.601% due 09/14/2018 (h)(i)	ARS	1,600	71

U.S. TREASURY BILLS 1.2%
1.397% due 02/08/2018 - 04/26/2018 (g)(h)(q)		$3,417	3,408

Total Short-Term Instruments (Cost $9,821)			9,812

Total Investments in Securities (Cost $353,741)			373,848

Total Investments 128.1% (Cost $353,741)			$373,848

Financial Derivative Instruments (o)(p) (1.0)% (Cost or Premiums, net $7,118)			(2,875)

Preferred Shares (17.6)%			(51,275)

Other Assets and Liabilities, net (9.5)%			(27,805)

Net Assets Applicable to Common Shareholders 100.0%			$291,893

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/2024	06/02/2017 - 07/17/2017	$906	$1,023	0.35%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	531	155	0.05
TIG FinCo PLC	04/02/2015 - 07/20/2017	513	544	0.19
VICI Properties, Inc.	11/19/2014 - 11/17/2017	2,691	4,451	1.52

		$4,641	$6,173	2.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.000%	01/31/2018	02/01/2018	$1,133	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(1,158)	$1,133	$1,133
SAL	1.500	01/31/2018	02/01/2018	5,200	U.S. Treasury Notes 1.625% due 11/30/2020	(5,308)	5,200	5,200

Total Repurchase Agreements						$(6,466)	$6,333	$6,333

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	1.000%	01/24/2018	TBD	(3)	$	(601)	$(601)
BPS	1.900	12/01/2017	03/01/2018			(1,509)	(1,514)
CIW	1.900	01/05/2018	02/02/2018			(3,372)	(3,377)
FOB	1.800	01/18/2018	02/01/2018			(3,104)	(3,106)
	1.800	02/01/2018	02/15/2018			(3,090)	(3,090)
	1.950	01/04/2018	02/02/2018			(1,804)	(1,807)
JML	2.100	01/11/2018	02/13/2018			(4,103)	(4,108)
RDR	1.910	12/12/2017	03/12/2018			(1,540)	(1,544)
SOG	2.030	11/16/2017	02/16/2018			(3,804)	(3,821)
UBS	1.940	12/05/2017	03/05/2018			(4,878)	(4,893)
	2.050	11/28/2017	02/28/2018			(1,198)	(1,203)
	2.050	01/10/2018	04/10/2018			(6,498)	(6,506)
	2.110	01/10/2018	04/10/2018			(871)	(872)
	2.170	12/14/2017	03/14/2018			(2,766)	(2,774)
	6.250	01/31/2018	04/30/2018		EUR	(186)	(231)
	6.500	01/31/2018	04/30/2018			(732)	(909)
	6.750	01/31/2018	04/30/2018			(879)	(1,091)

Total Reverse Repurchase Agreements							$(41,447)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(601)	$0	$(601)	$656	$55
BPS	0	(1,514)	0	(1,514)	1,523	9
CIW	0	(3,377)	0	(3,377)	3,511	134
FICC	1,133	0	0	1,133	(1,158)	(25)
FOB	0	(8,003)	0	(8,003)	8,511	508
JML	0	(4,108)	0	(4,108)	5,044	936
RDR	0	(1,544)	0	(1,544)	1,580	36
SAL	5,200	0	0	5,200	(5,308)	(108)
SOG	0	(3,821)	0	(3,821)	4,106	285
UBS	0	(18,479)	0	(18,479)	19,816	1,337

Total Borrowings and Other Financing Transactions	$6,333	$(41,447)	$0

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	67

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(3,106)	$(15,829)	$(18,821)	$(601)	$(38,357)

Total Borrowings	$(3,106)	$(15,829)	$(18,821)	$(601)	$(38,357)

Payable for reverse repurchase agreements(5)					$(38,357)

(n)	Securities with an aggregate market value of $44,749 have been pledged as collateral under the terms of the above master agreements as of January 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2018 was $(30,401) at a weighted average interest rate of 1.818%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(3,090) is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	10.812%	$2,900	$(95)	$(224)	$(319)	$0	$(16)
Navient Corp.	5.000	Quarterly	12/20/2021	1.922	300	11	24	35	0	0

						$(84)	$(200)	$(284)	$0	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	$4,320	$333	$(38)	$295	$2	$0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	1,591	(6)	120	114	1	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	1,000	83	6	89	0	0

					$410	$88	$498	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month USD-LIBOR	2.750%	Semi-Annual	06/17/2025	$	70,420	$4,236	$(3,899)	$337	$0	$(38)
Pay(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		15,300	723	(1,266)	(543)	0	(5)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		28,100	200	(834)	(634)	0	(2)
Pay(5)	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		83,100	(2,711)	13,069	10,358	232	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,100	5,516	4,658	10,174	0	(373)
Pay(5)	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	6,200	89	(6)	83	5	0
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		3,900	97	55	152	8	0
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	5,800	(33)	101	68	0	(5)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		1,200	1	21	22	0	(1)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	15,300	(524)	719	195	89	0

							$7,594	$12,618	$20,212	$334	$(424)

Total Swap Agreements							$7,920	$12,506	$20,426	$337	$(440)

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$337	$337	$0	$0	$(440)	$(440)

Cash of $6,087 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2018	EUR	1,306		$1,568	$0	$(54)
	02/2018	GBP	29,061		39,389	0	(1,874)
	02/2018	NZD	967		707	0	(6)
	02/2018		$235	RUB	13,370	2	0
BPS	02/2018	BRL	39		$12	0	0
	02/2018		$12	BRL	39	0	0
	02/2018		24,898	EUR	20,079	31	0
	03/2018	EUR	20,079		$24,941	0	(32)
	03/2018	PEN	2,157		669	0	(1)
	03/2018		$702	PEN	2,283	7	0
CBK	02/2018	EUR	18,773		$22,593	0	(714)
	02/2018	GBP	237		329	0	(7)
	02/2018	RUB	11,062		195	0	(1)
	02/2018		$156	RUB	8,856	2	0
	03/2018	PEN	23		$7	0	0
	03/2018		$65	RUB	3,682	1	0
	05/2018		193		11,062	1	0
DUB	02/2018	BRL	87		$27	0	(1)
	02/2018		$27	BRL	87	0	0
	02/2018		41,332	GBP	29,298	267	0
	02/2018		44	RUB	2,480	0	0
	03/2018	GBP	29,298		$41,373	0	(269)
	03/2018	PEN	613		190	0	0
FBF	02/2018	BRL	93		29	0	(1)
	02/2018	RUB	69,096		1,234	7	0
	02/2018		$29	BRL	93	0	0
	02/2018		968	RUB	55,031	9	0
	05/2018		1,220		69,095	0	(7)
GLM	02/2018	BRL	162		$50	0	(1)
	02/2018		$51	BRL	162	0	0
	02/2018		223	RUB	12,720	3	0

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	69

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2018		$2,327	EUR	1,866	$0	$(6)
HUS	02/2018		765	RUB	43,499	7	0
	03/2018	PEN	757		$235	0	0
	05/2018		$208	RUB	12,029	3	0
JPM	03/2018	PEN	238		$74	0	0
MSB	02/2018		$129	RUB	7,340	1	0
SOG	02/2018		37		2,112	0	0
UAG	02/2018		76		4,332	1	0

Total Forward Foreign Currency Contracts						$342	$(2,974)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.446%	$500	$(98)	$56	$0	$(42)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446	700	(139)	80	0	(59)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	200	(17)	18	1	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446	800	(166)	98	0	(68)
MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	4,100	(379)	407	28	0

							$(802)	$662	$29	$(169)

Total Swap Agreements							$(802)	$662	$29	$(169)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(4)
BOA	$2	$0	$0	$2	$(1,934)	$0	$0	$(1,934)	$(1,932)	$1,722	$(210)
BPS	38	0	0	38	(33)	0	(42)	(75)	(37)	264	227
CBK	4	0	0	4	(722)	0	0	(722)	(718)	673	(45)
DUB	267	0	0	267	(270)	0	0	(270)	(3)	0	(3)
FBF	16	0	0	16	(8)	0	0	(8)	8	0	8
GLM	3	0	0	3	(7)	0	0	(7)	(4)	0	(4)
GST	0	0	0	0	0	0	(59)	(59)	(59)	287	228
HUS	10	0	1	11	0	0	(68)	(68)	(57)	170	113
MSB	1	0	0	1	0	0	0	0	1	0	1
MYC	0	0	28	28	0	0	0	0	28	0	28
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$342	$0	$29	$371	$(2,974)	$0	$(169)	$(3,143)

(q)	Securities with an aggregate market value of $3,116 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$334	$337

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$342	$0	$342
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$342	$0	$371

	$0	$32	$0	$342	$334	$708

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$16	$0	$0	$424	$440

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,974	$0	$2,974
Swap Agreements	0	169	0	0	0	169

	$0	$169	$0	$2,974	$0	$3,143

	$0	$185	$0	$2,974	$424	$3,583

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$237	$0	$0	$5,831	$6,068

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,639)	$0	$(2,639)
Swap Agreements	0	34	0	0	0	34

	$0	$34	$0	$(2,639)	$0	$(2,605)

	$0	$271	$0	$(2,639)	$5,831	$3,463

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(306)	$0	$0	$(7,216)	$(7,522)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(956)	$0	$(956)
Swap Agreements	0	208	0	0	0	208

	$0	$208	$0	$(956)	$0	$(748)

	$0	$(98)	$0	$(956)	$(7,216)	$(8,270)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	71

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,952	$141	$14,093
Corporate Bonds & Notes
Banking & Finance	11	83,858	0	83,869
Industrials	36	59,662	0	59,698
Utilities	0	21,420	0	21,420
Convertible Bonds & Notes
Industrials	0	2,726	0	2,726
Municipal Bonds & Notes
California	0	2,402	0	2,402
Illinois	0	7,146	0	7,146
Virginia	0	356	0	356
West Virginia	0	7,059	0	7,059
U.S. Government Agencies	0	9,003	2,331	11,334
Non-Agency Mortgage-Backed Securities	0	42,795	0	42,795
Asset-Backed Securities	0	70,302	6,473	76,775
Sovereign Issues	0	16,442	0	16,442
Common Stocks
Consumer Discretionary	3,171	0	0	3,171
Energy	678	0	0	678
Financials	4,451	0	544	4,995
Warrants
Industrials	0	0	130	130
Preferred Securities
Banking & Finance	0	2,378	0	2,378
Industrials	0	0	6,569	6,569

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$6,333	$0	$6,333
Argentina Treasury Bills	0	71	0	71
U.S. Treasury Bills	0	3,408	0	3,408

Total Investments	$8,347	$349,313	$16,188	$373,848

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	337	0	337
Over the counter	0	371	0	371

	$0	$708	$0	$708

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(440)	0	(440)
Over the counter	0	(3,143)	0	(3,143)

	$0	$(3,583)	$0	$(3,583)

Total Financial Derivative Instruments	$0	$(2,875)	$0	$(2,875)

Totals	$8,347	$346,438	$16,188	$370,973

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,439	$3	$(978)	$5	$(188)	$(9)	$41	$(172)	$141	$1
Corporate Bonds & Notes
Banking & Finance	2,078	0	(104)	0	7	(15)	0	(1,966)	0	0
U.S. Government Agencies	2,357	0	(21)	31	8	(44)	0	0	2,331	(45)
Asset-Backed Securities	4,682	1,782	0	23	0	(14)	0	0	6,473	(13)
Common Stocks
Financials	505	0	0	0	0	39	0	0	544	39
Warrants
Industrials	185	0	0	0	0	(55)	0	0	130	(55)
Preferred Securities
Industrials	7,120	0	0	0	0	(551)	0	0	6,569	(551)

Totals	$18,366	$1,785	$(1,103)	$59	$(173)	$(649)	$41	$(2,138)	$16,188	$(624)

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$100	Other Valuation Techniques(2)	—	—
	41	Third Party Vendor	Broker Quote	102.000
U.S. Government Agencies	2,331	Proxy Pricing	Base Price	56.797
Asset-Backed Securities	6,473	Proxy Pricing	Base Price	53.000-100,000.000
Common Stocks
Financials	544	Other Valuation Techniques(2)	—	—
Warrants
Industrials	130	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	6,569	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$16,188

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	73

Schedule of Investments PIMCO Income Strategy Fund II

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$101
Alphabet Holding Co., Inc.
5.073% (LIBOR03M + 3.500%) due 09/26/2024 ~		100	99
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		50	49
Aramark Services, Inc.
3.573% (LIBOR03M + 2.000%) due 03/11/2025 ~		100	101
Avantor, Inc.
5.561% (LIBOR03M + 4.000%) due 11/21/2024 ~		80	81
Beacon Roofing Supply, Inc.
3.818% (LIBOR03M + 2.250%) due 01/02/2025 ~		40	40
BMC Software Finance, Inc.
4.824% due 09/10/2022		6,996	7,036
Caesars Resort Collection LLC
4.323% (LIBOR03M + 2.750%) due 12/22/2024 ~		400	405
California Resources Corp.
6.306% due 12/31/2022		100	102
Centene Corp.
TBD% due 09/13/2018		1,400	1,400
CenturyLink, Inc.
4.317% (LIBOR03M + 2.750%) due 01/31/2025 ~		1,000	987
Crown Americas LLC
TBD% due 01/03/2025		50	51
CSC Holdings LLC
TBD% due 01/25/2026		100	101
Dell, Inc.
3.580% (LIBOR03M + 2.000%) due 09/07/2023 ~		100	100
Forbes Energy Services LLC
7.000% due 04/13/2021		273	281
Frontier Communications Corp.
5.330% (LIBOR03M + 3.750%) due 06/15/2024 ~		598	588
Golden Entertainment, Inc.
4.570% (LIBOR03M + 3.000%) due 10/20/2024 «~		100	100
iHeartCommunications, Inc.
8.443% (LIBOR03M + 6.750%) due 01/30/2019 ~		10,700	8,199
IRB Holding Corp.
TBD% due 01/17/2025		100	101
Lightstone Generation LLC
6.073% (LIBOR03M + 4.500%) due 01/30/2024 ~		1,942	1,959
MH Sub LLC
5.338% (LIBOR03M + 3.750%) due 09/13/2024 ~		120	120
Multi Color Corp.
3.823% (LIBOR03M + 2.250%) due 10/31/2024 ~		17	17
Nidda Healthcare Holding AG
TBD% due 08/21/2024	EUR	100	125
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$100	96
Parexel International Corp.
4.323% (LIBOR03M + 2.750%) due 09/27/2024 ~		100	101
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		200	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequa Mezzanine Holdings LLC
6.549% (LIBOR03M + 5.000%) due 11/28/2021 ~		$229	$232
10.752% (LIBOR03M + 9.000%) due 04/28/2022 «~		90	92
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		300	303
Team Health Holdings, Inc.
4.323% (LIBOR03M + 2.750%) due 02/06/2024 ~		298	290
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	92
Tronox Blocked Borrower LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
4.693% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
3.809% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG
TBD% due 01/15/2027	EUR	200	250
UPC Financing Partnership
4.059% (LIBOR03M + 2.500%) due 01/15/2026 ~		$100	101
Vistra Operations Co. LLC
4.314% (LIBOR03M + 2.750%) due 12/14/2023 ~		594	599
West Corp.
5.573% (LIBOR03M + 4.000%) due 10/10/2024 ~		71	72
Westmoreland Coal Co.
8.193% (LIBOR03M + 6.500%) due 12/16/2020 ~		958	485

Total Loan Participations and Assignments (Cost $27,282)			25,231

CORPORATE BONDS & NOTES 52.6%

BANKING & FINANCE 25.8%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		1,800	999
Ally Financial, Inc.
8.000% due 11/01/2031		4,610	5,885
American Homes 4 Rent LP
4.250% due 02/15/2028 (c)		22	22
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	700	1,022
Athene Holding Ltd.
4.125% due 01/12/2028		$54	54
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)(n)	EUR	1,600	2,164
Banco do Brasil S.A.
6.250% due 04/15/2024 •(j)(k)		$700	651
9.000% due 06/18/2024 •(j)(k)		300	324
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	8,100	3,067
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)(n)		500	692
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	4,991
Barclays PLC
3.250% due 01/17/2033	GBP	200	282
6.500% due 09/15/2019 •(j)(k)(n)	EUR	3,200	4,255
7.875% due 09/15/2022 •(j)(k)	GBP	415	668
8.000% due 12/15/2020 •(j)(k)(n)	EUR	4,100	5,898
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$900	915
6.500% due 03/20/2021		5,000	5,095
Brighthouse Holdings LLC
6.500% due 07/27/2037 (j)		70	78

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brookfield Finance, Inc.
3.900% due 01/25/2028		$90	$89
4.700% due 09/20/2047		200	203
Cantor Fitzgerald LP
6.500% due 06/17/2022 (n)		8,500	9,327
CBL & Associates LP
5.950% due 12/15/2026 (n)		2,288	2,112
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150	10,815
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(j)(k)	EUR	1,200	1,738
Credit Agricole S.A.
7.875% due 01/23/2024 •(j)(k)		$500	569
Credit Suisse Group AG
7.500% due 12/11/2023 •(j)(k)		7,243	8,257
Emerald Bay S.A.
0.000% due 10/08/2020 ~	EUR	1,873	2,171
Equinix, Inc.
2.875% due 02/01/2026		100	124
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$3,500	3,694
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (n)		262	275
GSPA Monetization Trust
6.422% due 10/09/2029		3,646	4,143
HSBC Holdings PLC
6.000% due 09/29/2023 •(j)(k)	EUR	3,530	5,265
Hunt Cos., Inc.
6.250% due 02/15/2026 (c)		$48	48
Iron Mountain, Inc.
5.250% due 03/15/2028		8	8
iStar, Inc.
4.625% due 09/15/2020		14	14
5.250% due 09/15/2022		49	49
Jefferies Finance LLC
6.875% due 04/15/2022 (n)		6,850	7,055
7.375% due 04/01/2020		2,890	2,957
7.500% due 04/15/2021		347	363
Jefferies LoanCore LLC
6.875% due 06/01/2020		200	206
Life Storage LP
3.875% due 12/15/2027		28	28
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(j)(k)	GBP	2,300	3,821
7.875% due 06/27/2029 •(j)(k)		250	451
MPT Operating Partnership LP
5.250% due 08/01/2026		$500	517
Nationwide Building Society
10.250% due 01/01/1900 ~(j)	GBP	13	2,853
Navient Corp.
4.875% due 06/17/2019		$500	508
5.500% due 01/15/2019 (n)		8,300	8,458
5.625% due 08/01/2033		63	57
6.500% due 06/15/2022		80	85
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,616	1,671
Oxford Finance LLC
6.375% due 12/15/2022		15	16
Physicians Realty LP
3.950% due 01/15/2028		62	60
Provident Funding Associates LP
6.375% due 06/15/2025		26	27
Rio Oil Finance Trust
9.250% due 07/06/2024		2,125	2,311
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		3,080	3,269
8.000% due 08/10/2025 •(j)(k)(n)		5,190	5,952
8.625% due 08/15/2021 •(j)(k)		2,700	3,021
Santander Holdings USA, Inc.
3.400% due 01/18/2023		60	59
4.400% due 07/13/2027		20	20
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)	GBP	2,025	3,285
7.375% due 06/24/2022 •(j)(k)		4,100	6,698

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spirit Realty LP
4.450% due 09/15/2026 (n)		$1,500	$1,469
Springleaf Finance Corp.
5.625% due 03/15/2023		1,200	1,206
6.125% due 05/15/2022		674	699
8.250% due 10/01/2023		1,300	1,436
Starwood Property Trust, Inc.
4.750% due 03/15/2025		73	72
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,383	7,062
6.052% due 10/13/2039		2,566	4,329
Vici Properties LLC
8.000% due 10/15/2023		$2,000	2,255
Washington Prime Group LP
5.950% due 08/15/2024		32	33

			158,272

INDUSTRIALS 19.7%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		26	26
3.550% due 07/15/2031		18	18
3.700% due 07/15/2027		24	24
Altice Financing S.A.
7.500% due 05/15/2026		3,200	3,330
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,870	2,281
7.750% due 05/15/2022		$3,655	3,523
American Woodmark Corp.
4.875% due 03/15/2026 (c)		21	21
Andeavor Logistics LP
3.500% due 12/01/2022		10	10
4.250% due 12/01/2027		20	20
5.200% due 12/01/2047		20	21
Aramark Services, Inc.
5.000% due 02/01/2028		70	71
Avantor, Inc.
6.000% due 10/01/2024		26	26
Berry Global, Inc.
4.500% due 02/15/2026		82	82
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,890	2,908
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		2,936	2,947
Caesars Resort Collection LLC
5.250% due 10/15/2025		64	64
Charter Communications Operating LLC
4.200% due 03/15/2028		137	134
Cheniere Energy Partners LP
5.250% due 10/01/2025		33	34
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		134	134
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		34	34
Community Health Systems, Inc.
5.125% due 08/01/2021 (n)		2,380	2,231
6.250% due 03/31/2023		1,461	1,359
Crown Americas LLC
4.750% due 02/01/2026		68	69
CSC Holdings LLC
5.375% due 02/01/2028		200	200
CSN Resources S.A.
6.500% due 07/21/2020		535	520
DAE Funding LLC
4.000% due 08/01/2020		60	60
Diamond Resorts International, Inc.
10.750% due 09/01/2024		2,500	2,773
Discovery Communications LLC
3.950% due 03/20/2028		47	46
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		800	798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ensco PLC
7.750% due 02/01/2026		$10	$10
Exela Intermediate LLC
10.000% due 07/15/2023		120	119
Ferroglobe PLC
9.375% due 03/01/2022		1,500	1,637
Ford Motor Co.
7.700% due 05/15/2097 (n)		9,770	12,566
Fresh Market, Inc.
9.750% due 05/01/2023		7,590	5,332
Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,600	6,820
goeasy Ltd.
7.875% due 11/01/2022		$16	17
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		54	56
HCA, Inc.
4.500% due 02/15/2027		940	939
5.500% due 06/15/2047		81	83
7.500% due 11/15/2095		1,200	1,259
Hologic, Inc.
4.375% due 10/15/2025		41	41
iHeartCommunications, Inc.
9.000% due 12/15/2019		1,243	963
9.000% due 03/01/2021		830	606
9.000% due 09/15/2022		3,450	2,518
IHS Markit Ltd.
4.000% due 03/01/2026		44	43
Ingevity Corp.
4.500% due 02/01/2026		40	40
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (n)		5,940	5,235
9.750% due 07/15/2025		120	111
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,888	3,149
8.125% due 06/01/2023		7,535	3,240
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		9,155	9,132
IRB Holding Corp.
6.750% due 02/15/2026 (c)		30	30
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (n)		400	475
Kinder Morgan, Inc.
7.800% due 08/01/2031 (n)		3,500	4,475
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		252	208
Meredith Corp.
6.875% due 02/01/2026		78	80
Netflix, Inc.
4.875% due 04/15/2028		26	26
New Albertson’s, Inc.
6.570% due 02/23/2028		6,800	4,998
OI European Group BV
4.000% due 03/15/2023		35	35
Olin Corp.
5.000% due 02/01/2030		17	17
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		82	79
4.500% due 03/15/2023		163	156
5.250% due 08/15/2022		13	13
5.500% due 02/15/2024		36	36
Petroleos Mexicanos
6.500% due 03/13/2027		470	514
6.750% due 09/21/2047		240	252
PetSmart, Inc.
5.875% due 06/01/2025		112	87
Pitney Bowes, Inc.
4.700% due 04/01/2023		34	33
QVC, Inc.
4.375% due 03/15/2023		420	425
5.950% due 03/15/2043		4,515	4,456
Radiate Holdco LLC
6.875% due 02/15/2023		70	71

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	$2,357
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (n)		$2,500	2,797
Safeway, Inc.
7.250% due 02/01/2031		245	212
Scientific Games International, Inc.
5.000% due 10/15/2025		28	28
SFR Group S.A.
7.375% due 05/01/2026 (n)		5,564	5,505
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025 (c)		54	54
Spirit Issuer PLC
3.221% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,000	1,406
6.582% due 12/28/2027		1,000	1,498
Standard Industries, Inc.
4.750% due 01/15/2028		$96	96
Sunoco LP
4.875% due 01/15/2023		66	67
5.500% due 02/15/2026		32	33
T-Mobile USA, Inc.
4.500% due 02/01/2026		32	32
4.750% due 02/01/2028		68	68
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	200
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,709	6,017
6.542% due 03/30/2021		1,034	1,583
United Group BV
4.375% due 07/01/2022	EUR	100	128
4.875% due 07/01/2024		100	128
UPCB Finance Ltd.
3.625% due 06/15/2029		190	233
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$20	20
6.500% due 03/15/2022		89	93
7.000% due 03/15/2024		171	182
ViaSat, Inc.
5.625% due 09/15/2025		94	94
Viking Cruises Ltd.
5.875% due 09/15/2027		34	34
VOC Escrow Ltd.
5.000% due 02/15/2028 (c)		74	74
Waste Pro USA, Inc.
5.500% due 02/15/2026 (c)		22	22
Western Digital Corp.
4.750% due 02/15/2026		270	274
Westmoreland Coal Co.
8.750% due 01/01/2022		6,130	2,958
Wind Tre SpA
2.625% due 01/20/2023	EUR	200	232
2.750% due 01/20/2024 ~		200	237
3.125% due 01/20/2025		200	229

			121,037

UTILITIES 7.1%
AT&T, Inc.
2.850% due 02/14/2023		$200	200
3.400% due 08/14/2024 (n)		400	401
3.900% due 08/14/2027 (n)		360	361
4.900% due 08/14/2037 (n)		366	372
5.150% due 02/14/2050 (n)		550	558
5.300% due 08/14/2058 (n)		1,364	1,384
Calpine Corp.
5.250% due 06/01/2026		43	42
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		2,841	3,066
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (n)		9,600	10,526
Genesis Energy LP
6.250% due 05/15/2026		32	32

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	75

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwestern Bell Telephone
7.750% due 05/01/2030		$12,625	$13,779
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		140	138
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		206	118
Odebrecht Finance Ltd.
0.000% due 03/02/2018 (h)(j)		401	12
Odebrecht Finance Ltd.
0.000% due 03/05/2018 (h)(j)		700	21
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,172	2,160
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		6,139	2,142
Petrobras Global Finance BV
5.299% due 01/27/2025		126	127
5.999% due 01/27/2028		2,871	2,903
6.125% due 01/17/2022		466	498
6.625% due 01/16/2034	GBP	100	158
6.750% due 01/27/2041		$2,400	2,442
7.250% due 03/17/2044		215	229
7.375% due 01/17/2027		694	771
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,150
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	100	128
3.375% due 10/27/2036	GBP	100	143

			43,861

Total Corporate Bonds & Notes (Cost $312,610)			323,170

CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024 (l)		$1,066	2,244
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,619

Total Convertible Bonds & Notes (Cost $5,389)			5,863

MUNICIPAL BONDS & NOTES 7.6%

CALIFORNIA 1.2%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		1,200	1,351
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039		1,650	2,329
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,500	3,775

			7,455

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		180	205
7.750% due 01/01/2042		330	365
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		35	38
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		280	273

			904

OHIO 3.7%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		21,000	22,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	$835	$752

WEST VIRGINIA 2.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	45,700	2,710
7.467% due 06/01/2047	12,270	11,980

		14,690

Total Municipal Bonds & Notes (Cost $38,922)		46,441

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
3.500% due 02/25/2042 (a)	1,031	135
4.500% due 11/25/2042 (a)	2,708	482
4.689% (- 1.0*LIBOR01M + 6.250%) due 01/25/2040 ~(a)	378	53
Freddie Mac
0.000% due 02/25/2046 - 08/25/2046 (b)(h)	9,633	6,969
0.100% due 02/25/2046 - 08/25/2046 (a)	122,124	341
2.559% due 11/25/2055 «~	8,695	4,939
3.000% due 02/15/2033 (a)	2,230	251
3.500% due 12/15/2032 (a)	3,705	525
7.819% (- 2.667*LIBOR01M + 12.000%) due 09/15/2035 ~	776	1,067
9.111% (US0001M + 7.550%) due 12/25/2027 ~	2,894	3,645
12.311% (US0001M + 10.750%) due 03/25/2025 ~	733	1,012
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	795	119
4.000% due 10/16/2042 - 10/20/2042 (a)	491	68

Total U.S. Government Agencies (Cost $18,762)		19,606

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.2%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	115	109
Banc of America Funding Corp.
6.000% due 01/25/2037	6,894	5,596
Banc of America Funding Trust
3.911% due 01/20/2047 ^~	1,256	1,211
BCAP LLC Trust
3.337% due 07/26/2037 ~	10,736	9,395
3.527% due 08/26/2037 ~	13,824	9,407
3.546% due 08/28/2037 ~	7,018	6,787
4.148% due 05/26/2036 ~	106	2
4.966% due 09/26/2036 ~	5,240	4,567
4.981% due 03/26/2037	953	659
5.750% due 12/26/2035 ~	4,622	4,393
6.250% due 11/26/2036	4,802	4,245
8.521% due 05/26/2037 ~	1,740	759
12.678% due 06/26/2036 ~	437	171
Bear Stearns ALT-A Trust
2.061% (US0001M + 0.500%) due 01/25/2036 ^~	1,496	1,554
3.451% due 09/25/2047 ^~	6,726	5,563
3.483% due 11/25/2036 ^~	507	435
3.515% due 11/25/2035 ~	7,727	6,853
3.720% due 09/25/2035 ^~	630	540
Chase Mortgage Finance Trust
3.474% due 12/25/2035 ^~	10	10
5.500% due 05/25/2036 ^	23	22
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	118	118
6.000% due 09/25/2037	1,240	1,282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.688% due 10/15/2048		$2,300	$1,157
Commercial Mortgage Loan Trust
3.816% due 12/10/2049 ~		2,157	1,324
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		2,866	2,421
6.000% due 08/25/2037 ^~		1,284	1,022
Countrywide Alternative Loan Trust
3.448% due 04/25/2036 ^~		1,392	1,281
5.500% due 03/25/2035		327	256
5.500% due 01/25/2036		737	647
5.500% due 03/25/2036 ^		141	106
5.750% due 01/25/2035		408	410
5.750% due 02/25/2035		440	415
5.750% due 12/25/2036 ^		883	645
6.000% due 02/25/2035		429	431
6.000% due 04/25/2036		633	503
6.000% due 04/25/2037 ^		2,031	1,528
6.250% due 11/25/2036 ^		888	795
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		643	493
6.500% due 08/25/2036 ^		556	376
Countrywide Home Loan Mortgage Pass-Through Trust
2.141% (US0001M + 0.580%) due 03/25/2035 ^~		5,400	4,583
6.000% due 07/25/2037		2,062	1,731
6.250% due 09/25/2036 ^		650	536
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
6.000% due 11/25/2035 ^		491	423
Credit Suisse Mortgage Capital Certificates
3.617% due 10/26/2036 ~		6,500	5,030
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		184	146
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	137	169
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$1,285	1,086
First Horizon Mortgage Pass-Through Trust
3.363% due 05/25/2037 ^~		390	334
3.750% due 11/25/2035 ^~		468	413
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,001	944
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,564	2,400
JPMorgan Alternative Loan Trust
3.196% due 03/25/2037 ^~		1,290	1,207
3.467% due 03/25/2036 ^~		2,312	2,148
4.098% due 05/25/2036 ^~		2,169	1,769
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,361	1,268
JPMorgan Mortgage Trust
3.519% due 02/25/2036 ^~		429	388
3.532% due 10/25/2035 ~		322	312
6.500% due 09/25/2035		119	116
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		918	706
5.562% due 02/15/2040 ~		933	601
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		1,172	1,141
6.500% due 09/25/2037 ^		2,781	2,246
Lehman XS Trust
1.781% (US0001M + 0.220%) due 06/25/2047 ~		2,436	2,155
MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^		529	366
Merrill Lynch Mortgage Investors Trust
3.298% due 03/25/2036 ^~		2,115	1,628
Morgan Stanley Capital Trust
5.994% due 06/11/2049 ~		1,045	1,046
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		13	11

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
4.444% due 12/26/2034 ^~		$1,260	$1,026
6.000% due 08/25/2036 ^		392	349
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,203	950
6.000% due 07/25/2037 ^		1,592	1,181
6.250% due 09/25/2037 ^		2,814	2,014
Residential Funding Mortgage Securities, Inc. Trust
4.522% due 09/25/2035 ~		1,005	831
4.643% due 08/25/2036 ^~		1,371	1,288
Structured Adjustable Rate Mortgage Loan Trust
3.531% due 11/25/2036 ^~		2,893	2,808
3.548% due 01/25/2036 ^~		2,501	1,968
4.011% due 07/25/2036 ^~		652	578
Suntrust Adjustable Rate Mortgage Loan Trust
3.710% due 02/25/2037 ^~		330	298
WaMu Mortgage Pass-Through Certificates Trust
3.241% due 02/25/2037 ^~		639	615
3.246% due 05/25/2037 ^~		1,541	1,471
3.271% due 10/25/2036 ^~		957	888
3.373% due 07/25/2037 ^~		1,136	1,062
Wells Fargo Mortgage-Backed Securities Trust
3.422% due 07/25/2036 ^~		322	325
5.750% due 03/25/2037 ^		291	289

Total Non-Agency Mortgage-Backed Securities (Cost $117,974)			130,332

ASSET-BACKED SECURITIES 19.7%
Adagio CLO DAC
0.000% due 04/30/2031 «~	EUR	1,800	1,960
Airspeed Ltd.
1.829% (LIBOR01M + 0.270%) due 06/15/2032 ~		$2,819	2,415
Apidos CLO
0.000% due 07/22/2026 ~		1,500	890
0.000% due 01/20/2031 ~		4,500	4,213
Argent Securities Trust
1.751% (US0001M + 0.190%) due 03/25/2036 ~		3,964	2,396
Bear Stearns Asset-Backed Securities Trust
1.701% (US0001M + 0.140%) due 10/25/2036 ^~		5,505	5,605
6.500% due 10/25/2036 ^		370	295
Belle Haven ABS CDO Ltd.
1.946% (LIBOR03M + 0.250%) due 07/05/2046 ~		180,259	2,163
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		2,400	1,453
0.000% due 07/22/2026 (h)		1,500	844
Citigroup Mortgage Loan Trust
1.711% (US0001M + 0.150%) due 12/25/2036 ~		15,951	8,612
1.721% (US0001M + 0.160%) due 12/25/2036 ~		4,224	2,812
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,366	3,099
3.600% due 11/27/2028		1,062	1,326
4.500% due 11/27/2028		929	1,159
6.200% due 11/27/2028		1,150	1,440
Countrywide Asset-Backed Certificates
1.701% (US0001M + 0.140%) due 12/25/2046 ~		$15,349	13,590
1.701% (US0001M + 0.140%) due 06/25/2047 ^~		1,750	1,608
1.731% (US0001M + 0.170%) due 03/25/2037 ~		2,143	2,066
1.761% (US0001M + 0.200%) due 06/25/2047 ~		10,786	8,992
Countrywide Asset-Backed Certificates Trust
2.311% (US0001M + 0.750%) due 11/25/2035 ~		4,008	4,007
Fremont Home Loan Trust
1.711% (US0001M + 0.150%) due 01/25/2037 ~		15,112	9,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	500	$532
Home Equity Mortgage Loan Asset-Backed Trust
1.721% (US0001M + 0.160%) due 07/25/2037 ~		$3,266	2,225
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(h)		3,333	1,390
JPMorgan Mortgage Acquisition Corp.
1.851% (US0001M + 0.290%) due 01/25/2036 ~		522	512
Lehman XS Trust
6.290% due 06/24/2046		3,270	3,313
Long Beach Mortgage Loan Trust
1.861% (US0001M + 0.300%) due 01/25/2036 ~		5,000	3,953
Merrill Lynch Mortgage Investors Trust
1.721% (US0001M + 0.160%) due 04/25/2037 ~		583	371
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^~		745	534
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		1	1,432
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		4	3,250
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		4,400	2,324
0.000% due 07/25/2040 «(h)		21	1,265
0.000% due 09/25/2040 «(h)		1,758	1,009
South Coast Funding Ltd.
2.010% (LIBOR03M + 0.600%) due 08/10/2038 ~		12,387	2,419
Taberna Preferred Funding Ltd.
1.751% (LIBOR03M + 0.360%) due 12/05/2036 ~		5,205	4,476
1.771% (US0003M + 0.380%) due 08/05/2036 ~		434	348
1.771% (US0003M + 0.380%) due 08/05/2036 ^~		8,580	6,864
2.166% (LIBOR03M + 0.470%) due 07/05/2035 ~		5,352	4,951

Total Asset-Backed Securities (Cost $115,031)			121,174

SOVEREIGN ISSUES 4.9%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	2,220	1,993
3.375% due 01/15/2023		200	250
5.250% due 01/15/2028		200	253
6.250% due 11/09/2047		100	124
6.875% due 01/11/2048		$15	15
7.820% due 12/31/2033	EUR	9,239	13,331
23.225% (BADLARPP) due 10/04/2022 ~	ARS	58	5
24.897% (BADLARPP + 2.000%) due 04/03/2022 ~		63,442	3,442
26.230% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	64
27.778% due 06/21/2020 ~		100,703	5,657
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	10	13
4.900% due 09/15/2021		1,500	2,000
Oman Government International Bond
5.625% due 01/17/2028		$200	202
Peru Government International Bond
6.350% due 08/12/2028	PEN	2,800	991
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	300	387
Sri Lanka Government International Bond
6.200% due 05/11/2027		$200	211
Turkey Government International Bond
5.125% due 02/17/2028		800	787
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		248	66
9.250% due 09/15/2027 ^(e)		315	89

Total Sovereign Issues (Cost $27,513)			29,880

		SHARES	MARKET VALUE (000S)
COMMON STOCKS 3.2%

CONSUMER DISCRETIONARY 1.1%
Caesars Entertainment Corp. (f)(l)		486,164	$6,782

ENERGY 0.1%
Forbes Energy Services Ltd. (f)(k)		21,825	253
Ocean Rig UDW, Inc. (f)		16,639	448

			701

FINANCIALS 2.0%
TIG FinCo PLC «(l)		2,072,442	2,943
VICI Properties, Inc. (f)(l)		423,584	9,319

			12,262

Total Common Stocks (Cost $15,105)			19,745

WARRANTS 0.0%

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		819,000	270

Total Warrants (Cost $0)			270

PREFERRED SECURITIES 3.6%

BANKING & FINANCE 1.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (j)		7,150	8,437

INDUSTRIALS 2.2%
Sequa Corp.
9.000% «		15,193	13,674

Total Preferred Securities (Cost $23,612)			22,111

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS (m) 3.3%
			20,284

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
25.601% due 09/14/2018 (h)(i)	ARS	6,300	278

U.S. TREASURY BILLS 1.0%
1.396% due 02/08/2018 - 05/03/2018 (g)(h)(p)(r)		$6,235	6,220

Total Short-Term Instruments (Cost $26,820)			26,782

Total Investments in Securities (Cost $729,020)			770,605

Total Investments 125.5% (Cost $729,020)			$770,605

Financial Derivative Instruments (o)(q) (0.9%) (Cost or Premiums, net $15,718)			(5,263)

Preferred Shares (15.1)%			(92,450)

Other Assets and Liabilities, net (9.5)%			(59,013)

Net Assets Applicable to Common Shareholders 100.0%			$613,879

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	77

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Caesars Entertainment Corp. 5.000% due 10/01/20245	06/02/2017 - 07/17/2017	$1,989	$2,244	0.37%
Forbes Energy Services Ltd.	10/09/2014 - 12/03/2014	944	253	0.03
TIG FinCo PLC	04/02/2015 - 07/20/2017	2,777	2,943	0.48
VICI Properties, Inc.	11/25/2014 - 11/17/2017	5,525	9,319	1.52

		$11,235	$14,759	2.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.000%	01/31/2018	02/01/2018	$4,084	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(4,168)	$4,084	$4,084
SAL	1.500	01/31/2018	02/01/2018	16,200	U.S. Treasury Notes 1.625% due 11/30/2020	(16,529)	16,200	16,201

Total Repurchase Agreements						$(20,697)	$20,284	$20,285

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	01/09/2018	TBD	(3)	$(823)	$(822)
	1.000	01/24/2018	TBD	(3)	(1,203)	(1,203)
BPS	1.900	12/01/2017	03/01/2018		(5,342)	(5,359)
CIW	1.900	01/05/2018	02/02/2018		(4,273)	(4,279)
FOB	1.800	01/18/2018	02/01/2018		(3,725)	(3,728)
	1.800	02/01/2018	02/15/2018		(3,708)	(3,708)
JML	2.100	01/11/2018	02/13/2018		(8,563)	(8,574)
RBC	2.150	08/07/2017	02/07/2018		(8,477)	(8,567)
	2.310	01/10/2018	04/10/2018		(5,270)	(5,277)
SOG	2.050	01/18/2018	04/18/2018		(3,375)	(3,378)
	2.250	01/18/2018	04/18/2018		(12,647)	(12,658)
UBS	2.050	11/28/2017	02/28/2018		(2,636)	(2,646)
	2.060	01/09/2018	04/09/2018		(5,818)	(5,826)
	2.110	01/10/2018	04/10/2018		(7,793)	(7,803)

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	2.170%	12/14/2017	03/14/2018		$(4,785)	$(4,799)
	6.250	01/31/2018	04/30/2018	EUR	(465)	(577)
	6.500	01/31/2018	04/30/2018		(2,929)	(3,636)
	6.750	01/31/2018	04/30/2018		(1,406)	(1,746)
	8.000	01/31/2018	04/30/2018		(4,064)	(5,046)

Total Reverse Repurchase Agreements						$(89,632)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(2,025)	$0	$(2,025)	$2,236	$211
BPS	0	(5,359)	0	(5,359)	5,377	18
CIW	0	(4,279)	0	(4,279)	4,450	171
FICC	4,084	0	0	4,084	(4,168)	(84)
FOB	0	(7,436)	0	(7,436)	7,901	465
JML	0	(8,574)	0	(8,574)	10,526	1,952
RBC	0	(13,844)	0	(13,844)	15,674	1,830
SAL	16,201	0	0	16,201	(16,529)	(328)
SOG	0	(16,036)	0	(16,036)	17,201	1,165
UBS	0	(32,079)	0	(32,079)	33,758	1,679

Total Borrowings and Other Financing Transactions	$20,285	$(89,632)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(3,728)	$(29,425)	$(50,746)	$(2,025)	$(85,924)

Total Borrowings	$(3,728)	$(29,425)	$(50,746)	$(2,025)	$(85,924)

Payable for reverse repurchase agreements(5)					$(85,924)

(n)	Securities with an aggregate market value of $97,123 have been pledged as collateral under the terms of the above master agreements as of January 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2018 was $(57,150) at a weighted average interest rate of 1.908%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(3,708) is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	10.812%	$	6,500	$(215)	$(501)	$(716)	$0	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	79

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	$8,736	$674	$(78)	$596	$3	$0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	7,498	(22)	558	536	4	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	1,000	83	7	90	0	0

					$735	$487	$1,222	$7	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month USD-LIBOR	2.750%	Semi-Annual	06/17/2025		$149,020	$9,092	$(8,380)	$712	$0	$(81)
Pay(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		26,800	1,267	(2,217)	(950)	0	(8)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		49,000	343	(1,451)	(1,108)	0	(3)
Pay(5)	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		201,500	(6,573)	31,688	25,115	562	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		311,400	13,270	11,083	24,353	0	(892)
Pay(5)	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	12,900	185	(11)	174	10	0
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		8,100	201	115	316	17	0
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	13,100	(78)	231	153	0	(12)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		2,100	1	38	39	0	(2)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	24,000	(831)	1,137	306	141	0

							$16,877	$32,233	$49,110	$730	$(998)

Total Swap Agreements							$17,397	$32,219	$49,616	$737	$(1,033)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$737	$737	$0	$0	$(1,033)	$(1,033)

(p)	Securities with an aggregate market value of $520 and cash of $13,144 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2018	AUD	553		$434	$0	$(12)
	02/2018	EUR	46,095		55,536	0	(1,693)
	02/2018	GBP	45,922		62,242	0	(2,961)
	02/2018	NZD	2,033		1,487	0	(11)
	02/2018		$495	RUB	28,120	4	0
BPS	02/2018	BRL	84		$26	0	0
	02/2018		$27	BRL	84	0	0
	02/2018		59,387	EUR	47,893	74	0
	03/2018	EUR	47,893		$59,489	0	(77)
	03/2018	PEN	4,540		1,408	1	(1)
	03/2018		$1,472	PEN	4,787	14	0
CBK	02/2018	EUR	1,619		$1,962	0	(48)
	02/2018	RUB	23,264		411	0	(3)
	02/2018		$328	RUB	18,634	3	0
	03/2018	PEN	54		$17	0	0
	03/2018		$135	RUB	7,707	1	0
	05/2018		406		23,264	3	0
DUB	02/2018	BRL	182		$56	0	(1)
	02/2018		$58	BRL	182	0	0
	02/2018		64,784	GBP	45,922	418	0
	02/2018		92	RUB	5,228	1	0
	03/2018	GBP	45,922		$64,848	0	(422)
	03/2018	PEN	1,284		398	0	(1)
FBF	02/2018	ARS	8,436		444	17	0
	02/2018	BRL	191		59	0	(1)
	02/2018	RUB	145,337		2,596	15	0
	02/2018		$60	BRL	191	0	0
	02/2018		2,036	RUB	115,742	19	0
	05/2018		2,566		145,337	0	(15)
GLM	02/2018	ARS	6,207		$314	0	0
	02/2018	BRL	341		105	0	(2)
	02/2018		$108	BRL	341	0	(1)
	02/2018		469	RUB	26,739	6	0
	03/2018		11,240	EUR	9,013	0	(30)
HUS	02/2018		1,609	RUB	91,465	14	0
	03/2018	PEN	1,599		$496	0	0
	05/2018		$438	RUB	25,301	6	0
JPM	02/2018	EUR	179		$219	0	(3)
	03/2018	PEN	547		170	0	0
MSB	02/2018		$272	RUB	15,441	2	0
RBC	02/2018	AUD	152		$122	0	(1)
SOG	02/2018		$78	RUB	4,439	1	0
UAG	02/2018		160		9,114	2	0

Total Forward Foreign Currency Contracts						$601	$(5,283)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.446%	$1,000	$(195)	$111	$0	$(84)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974	10	(1)	1	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.417	100	(16)	15	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446	1,400	(278)	160	0	(118)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	300	(25)	27	2	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.974	40	(6)	6	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.446	1,700	(353)	209	0	(144)
MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.694	8,700	(805)	865	60	0

							$(1,679)	$1,394	$62	$(347)

Total Swap Agreements							$(1,679)	$1,394	$62	$(347)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	81

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$4	$0	$0	$4	$(4,677)	$0	$0	$(4,677)	$(4,673)	$4,445	$(228)
BPS	89	0	0	89	(78)	0	(84)	(162)	(73)	125	52
CBK	7	0	0	7	(51)	0	0	(51)	(44)	0	(44)
DUB	419	0	0	419	(424)	0	0	(424)	(5)	0	(5)
FBF	51	0	0	51	(16)	0	0	(16)	35	0	35
GLM	6	0	0	6	(33)	0	0	(33)	(27)	0	(27)
GST	0	0	0	0	0	0	(119)	(119)	(119)	317	198
HUS	20	0	2	22	0	0	(144)	(144)	(122)	134	12
JPM	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
MSB	2	0	0	2	0	0	0	0	2	0	2
MYC	0	0	60	60	0	0	0	0	60	(32)	28
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SOG	1	0	0	1	0	0	0	0	1	0	1
UAG	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$601	$0	$62	$663	$(5,283)	$0	$(347)	$(5,630)

(r)	Securities with an aggregate market value of $5,096 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$7	$0	$0	$730	$737

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$601	$0	$601
Swap Agreements	0	62	0	0	0	62

	$0	$62	$0	$601	$0	$663

	$0	$69	$0	$601	$730	$1,400

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$35	$0	$0	$998	$1,033

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,283	$0	$5,283
Swap Agreements	0	347	0	0	0	347

	$0	$347	$0	$5,283	$0	$5,630

	$0	$382	$0	$5,283	$998	$6,663

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$565	$0	$0	$14,435	$15,000

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,108)	$0	$(5,108)
Swap Agreements	0	74	0	0	0	74

	$0	$74	$0	$(5,108)	$0	$(5,034)

	$0	$639	$0	$(5,108)	$14,435	$9,966

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(755)	$0	$0	$(16,539)	$(17,294)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,289)	$0	$(1,289)
Swap Agreements	0	432	0	0	0	432

	$0	$432	$0	$(1,289)	$0	$(857)

	$0	$(323)	$0	$(1,289)	$(16,539)	$(18,151)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$24,840	$391	$25,231
Corporate Bonds & Notes
Banking & Finance	22	158,250	0	158,272
Industrials	75	120,962	0	121,037
Utilities	0	43,861	0	43,861
Convertible Bonds & Notes
Industrials	0	5,863	0	5,863
Municipal Bonds & Notes
California	0	7,455	0	7,455
Illinois	0	904	0	904
Ohio	0	22,640	0	22,640
Virginia	0	752	0	752
West Virginia	0	14,690	0	14,690
U.S. Government Agencies	0	14,667	4,939	19,606
Non-Agency Mortgage-Backed Securities	0	130,332	0	130,332
Asset-Backed Securities	0	109,934	11,240	121,174
Sovereign Issues	0	29,880	0	29,880
Common Stocks
Consumer Discretionary	6,782	0	0	6,782
Energy	701	0	0	701
Financials	9,319	0	2,943	12,262
Warrants
Industrials	0	0	270	270
Preferred Securities
Banking & Finance	0	8,437	0	8,437
Industrials	0	0	13,674	13,674

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$20,284	$0	$20,284
Argentina Treasury Bills	0	278	0	278
U.S. Treasury Bills	0	6,220	0	6,220

Total Investments	$16,899	$720,249	$33,457	$770,605

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	737	0	737
Over the counter	0	663	0	663

	$0	$1,400	$0	$1,400

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,033)	0	(1,033)
Over the counter	0	(5,630)	0	(5,630)

	$0	$(6,663)	$0	$(6,663)

Total Financial Derivative Instruments	$0	$(5,263)	$0	$(5,263)

Totals	$16,899	$714,986	$33,457	$765,342

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2018	83

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

January 31, 2018 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$871	$106	$(400)	$5	$0	$(2)	$92	$(281)	$391	$3
Corporate Bonds & Notes
Banking & Finance	4,451	0	(213)	1	15	(33)	0	(4,221)	0	0
Industrials	2,020	0	(2,020)	0	21	(21)	0	0	0	0
U.S. Government Agencies	4,994	0	(46)	67	18	(94)	0	0	4,939	(96)
Asset-Backed Securities	9,442	1,834	0	47	0	(83)	0	0	11,240	(83)
Common Stocks
Financials	2,734	0	0	0	0	209	0	0	2,943	209
Warrants
Industrials	384	0	0	0	0	(114)	0	0	270	(114)
Preferred Securities
Industrials	14,820	0	0	0	0	(1,146)	0	0	13,674	(1,146)

Totals	$39,716	$1,940	$(2,679)	$120	$54	$(1,284)	$92	$(4,502)	$33,457	$(1,227)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$199	Other Valuation Techniques(2)	—	—
	192	Third Party Vendor	Broker Quote	100.250-102.000
U.S. Government Agencies	4,939	Proxy Pricing	Base Price	56.797
Asset-Backed Securities	11,240	Proxy Pricing	Base Price	53.000-100,000.000
Common Stocks
Financials	2,943	Other Valuation Techniques(2)	—	—
Warrants
Industrials	270	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	13,674	Indicative Market Quotation	Broker Quote	$ 900.000

Total	$33,457

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

January 31, 2018 (Unaudited)

1. ORGANIZATION

PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Corporate & Income Opportunity Fund	September 13, 2002
PIMCO Corporate & Income Strategy Fund	October 17, 2001
PIMCO High Income Fund	February 18, 2003
PIMCO Income Strategy Fund	June 19, 2003
PIMCO Income Strategy Fund II	June 30, 2004

Each Fund has authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL REPORT	JANUARY 31, 2018	85

Notes to Financial Statements (Cont.)

(c) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Corporate & Income Opportunity Fund	Monthly	Monthly
PIMCO Corporate & Income Strategy Fund	Monthly	Monthly
PIMCO High Income Fund	Monthly	Monthly
PIMCO Income Strategy Fund	Monthly	Monthly
PIMCO Income Strategy Fund II	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates, and which may be economically similar to a taxable return of capital. The tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under

86	PIMCO CLOSED-END FUNDS

January 31, 2018 (Unaudited)

Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading

(“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect

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to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not

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necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the

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intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

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In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of January 31, 2018, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including

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government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including without limitation, auto loans, credit card receivables, home equity loans, and student loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to

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maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at January 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S.

Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many

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characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price; please see Note 7, Principal Risks.

(c) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Corporate & Income Opportunity Fund’s expenses, adversely affecting its total return.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Options Contracts  An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the

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proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. See

Note 6 - Asset Segregation below. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one

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party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Asset Segregation  Certain of the transactions described above can be viewed as creating an obligation by the Fund. In such event, a Fund may but is not required to cover its obligation under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board or entering into offsetting transactions, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund (other than PIMCO Corporate & Income Opportunity Fund) is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative. For PIMCO Corporate & Income Opportunity Fund, with respect to forwards and futures contracts and interest rate swaps that are contractually required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted or physical settlement is not otherwise involved), the Fund is permitted to segregate or earmark liquid assets equal to a Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value, but will segregate full notional value, as applicable, with respect to certain other derivative instruments (including, without limitation, written credit default swaps, written total return swaps and written options) that contractually require or permit physical delivery of securities or other underlying assets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and

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counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund may decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than

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Notes to Financial Statements (Cont.)

fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intented to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

100	PIMCO CLOSED-END FUNDS

January 31, 2018 (Unaudited)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PIMCO Corporate & Income Opportunity Fund	0.65%	(1)
PIMCO Corporate & Income Strategy Fund	0.81%	(1)
PIMCO High Income Fund	0.76%	(1)
PIMCO Income Strategy Fund	0.86%	(2)
PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)

Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets includes total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

SEMIANNUAL REPORT	JANUARY 31, 2018	101

Notes to Financial Statements (Cont.)

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (“PFLEX”), and PIMCO-Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and PFLEX, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages among PMAT, PFLEX and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

10. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended January 31, 2018,

102	PIMCO CLOSED-END FUNDS

January 31, 2018 (Unaudited)

the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$14,726	$11,193
PIMCO Corporate & Income Strategy Fund	0	16,288
PIMCO High Income Fund	2,345	11,781
PIMCO Income Strategy Fund	0	3,071
PIMCO Income Strategy Fund II	0	6,354

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended January 31, 2018, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$10,608	$2,959	$348,537	$144,153
PIMCO Corporate & Income Strategy Fund	5,108	1,358	82,887	66,090
PIMCO High Income Fund	7,856	1,675	170,839	115,667
PIMCO Income Strategy Fund	2,505	663	34,886	26,930
PIMCO Income Strategy Fund II	5,254	3,749	81,855	66,317

13. COMMON SHARES OFFERING

On March 23, 2017, the SEC declared effective a registration statement filed using the “shelf” registration process for PIMCO Corporate & Income Opportunity Fund. Pursuant to the shelf registration, PIMCO Corporate & Income Opportunity Fund may offer and sell, from time to time, in one or more offerings, up to 14,500,000 of its Common Shares, par value $0.00001 per share. The aggregate sale proceeds for the sales of the PIMCO Corporate & Income Opportunity Fund Common Shares are subject to an aggregate cap of $229,680,000. The Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange. During the period ended January 31, 2018, the Fund sold 3,946,665 Common Shares. Proceeds from the offerings during the period ended January 31, 2018 (net of commissions and fees) were $65,613,262.

14. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

SEMIANNUAL REPORT	JANUARY 31, 2018	103

Notes to Financial Statements (Cont.)

For the period ended January 31, 2018, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of January 31, 2018
PIMCO Corporate & Income Opportunity Fund
Series M	1,884	2.862%	2.022%	2.802%
Series T	1,770	2.902%	2.062%	2.802%
Series W	1,847	2.862%	2.282%	2.822%
Series TH	2,033	2.862%	2.262%	2.842%
Series F	1,984	2.862%	2.022%	2.842%

PIMCO Corporate & Income Strategy Fund
Series M	406	2.147%	1.517%	2.102%
Series T	449	2.177%	1.547%	2.102%
Series W	473	2.147%	1.712%	2.117%
Series TH	434	2.147%	1.697%	2.132%
Series F	459	2.147%	1.517%	2.132%

PIMCO High Income Fund
Series M	688	2.290%	1.618%	2.242%
Series T	958	2.322%	1.650%	2.242%
Series W	738	2.290%	1.826%	2.258%
Series TH	757	2.290%	1.810%	2.274%
Series F	938	2.290%	1.618%	2.274%

PIMCO Income Strategy Fund
Series T	766	2.736%	2.444%	2.718%
Series W	699	2.736%	2.444%	2.719%
Series TH	586	2.739%	2.444%	2.715%

PIMCO Income Strategy Fund II
Series M	721	2.734%	2.444%	2.718%
Series T	881	2.736%	2.444%	2.718%
Series W	671	2.736%	2.444%	2.719%
Series TH	753	2.739%	2.444%	2.715%
Series F	672	2.734%	2.444%	2.718%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below:

Fund Name	Applicable %		Reference Rate		Maximum Rate
PIMCO Corporate & Income Opportunity Fund	200%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PTY
PIMCO Corporate & Income Strategy Fund	150%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PCN

104	PIMCO CLOSED-END FUNDS

January 31, 2018 (Unaudited)

Fund Name		Applicable %		Reference Rate		Maximum Rate
PIMCO High Income Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PHK
PIMCO Income Strategy Fund	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFL
PIMCO Income Strategy Fund II	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFN

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of January 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended July 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	07/31/2018	07/31/2019
PIMCO Corporate & Income Opportunity Fund	$0	$0
PIMCO Corporate & Income Strategy Fund	0	0
PIMCO High Income Fund	0	0
PIMCO Income Strategy Fund	106,315	0
PIMCO Income Strategy Fund II	277,492	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended July 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Corporate & Income Opportunity Fund	$133,313	$0
PIMCO Corporate & Income Strategy Fund	73,783	5,742
PIMCO High Income Fund	75,480	69,556
PIMCO Income Strategy Fund	33,725	543
PIMCO Income Strategy Fund II	78,989	4,641

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	JANUARY 31, 2018	105

Notes to Financial Statements (Cont.)

January 31, 2018 (Unaudited)

As of January 31, 2018, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Corporate & Income Opportunity Fund	$1,581,373	$246,676	$(73,204)	$173,472
PIMCO Corporate & Income Strategy Fund	706,914	113,182	(40,852)	72,330
PIMCO High Income Fund	1,192,513	153,844	(108,651)	45,193
PIMCO Income Strategy Fund	360,879	51,955	(21,332)	30,623
PIMCO Income Strategy Fund II	744,786	114,277	(43,809)	70,468

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On February 1, 2018, the following distributions were declared to common shareholders payable March 1, 2018 to shareholders of record on February 12, 2018:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

On March 1, 2018, the following distributions were declared to common shareholders payable April 2, 2018 to shareholders of record on March 12, 2018:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

There were no other subsequent events identified that require recognition or disclosure.

106	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	RTA	Bank of New York Mellon Corp.
CIW	CIBC World Markets Corp.	JPS	JP Morgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SOG	Societe Generale
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	NZD	New Zealand Dollar	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

SEMIANNUAL REPORT	JANUARY 31, 2018	107

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II.

CEF4011SAR_013118

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By:	/s/ PETER G. STRELOW Peter G. Strelow President (Principal Executive Officer)

Date:	April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW Peter G. Strelow President (Principal Executive Officer)

Date:	April 2, 2018

By:	/s/ TRENT W. WALKER Trent W. Walker Treasurer (Principal Financial & Accounting Officer)

Date:	April 2, 2018